     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1999

                                                 SECURITIES ACT FILE NO. 2-28097
                                       INVESTMENT COMPANY ACT FILE NO. 811-01582
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 55                      [X]


                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                AMENDMENT NO. 41

                        (Check appropriate box or boxes)

                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                   SUITE 450
                              3343 PEACHTREE ROAD
                             ATLANTA, GEORGIA 30326
               (Address of Principal Executive Office)(Zip Code)
                                 (404) 261-1116
               Registrant's telephone number, including area code

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                          ATLANTA, GEORGIA 30326-1022
                    (Name and Address for Agent for Service)

                                    COPY TO:
                             MARGERY K. NEALE, ESQ
                      SWIDLER BERLIN SHEREFF FRIEDMAN, LLP
                                919 THIRD AVENUE
                               NEW YORK, NY 10022

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)


                  [X]  immediately upon filing pursuant to paragraph (b)

                  [ ]  on May 3, 1999, pursuant to paragraph (b)
                  [ ]  60 days after filing pursuant to paragraph (a)(1)
                  [ ]  on May 3, 1999 pursuant to paragraph (a)(1)

                  [ ]  75 days after filing pursuant to paragraph (a)(2)

                  [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                            CLASS A, B AND C SHARES


                                  JULY 1, 1999


                                  EQUITY FUNDS

                                  Growth Fund
                             Growth and Income Fund
                                  Equity Fund
                               Equity Income Fund
                           Capital Appreciation Fund
                             Multi-Cap Growth Fund
                           Small Company Growth Fund
                            Small Company Value Fund

                           International Growth Fund


                                  SECTOR FUNDS


                         Global Financial Services Fund

                                 Internet Fund

                                  INCOME FUNDS

                           Government Securities Fund
                              High-Yield Bond Fund
                             Tax-Exempt Income Fund


                             DOMESTIC HYBRID FUNDS


                                 Balanced Fund
                                  Managed Fund

                               MONEY MARKET FUND

                               Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS


Introduction................................................    1
Growth Fund.................................................    2
Growth and Income Fund......................................    4
Equity Fund.................................................    6
Equity Income Fund..........................................    8
Capital Appreciation Fund...................................   10
Multi Cap-Growth Fund.......................................   12
Small Company Growth Fund...................................   14
Small Company Value Fund....................................   16
International Growth Fund...................................   18
Global Financial Services Fund..............................   20
Internet Fund...............................................   22
Government Securities Fund..................................   24
High-Yield Bond Fund........................................   26
Tax-Exempt Income Fund......................................   29
Balanced Fund...............................................   32
Managed Fund................................................   34
Money Market Fund...........................................   36
Additional Information About the Funds' Investments and
  Risks.....................................................   38
Higher-Risk Securities and Practices........................   40
Risk Terminology............................................   42
Shareholder Account Information.............................   43
  Selecting a Share Class...................................   43
  How to Purchase Shares....................................   48
  How to Redeem Shares......................................   49
  How to Exchange Shares....................................   51
Transaction and Account Policies............................   52
Dividends, Distributions and Taxes..........................   54
Fund Management.............................................   56
  The Investment Advisor....................................   56
  The Fund Managers.........................................   56
Financial Highlights........................................   61

                                  INTRODUCTION

     The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class A, B and C shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

     Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

     Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies, industry sectors or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which these securities trade. In addition, the investments made by a Fund may underperform the market generally or other mutual funds with a similar investment objective of that Fund. As with other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. A Fund may not achieve its objective. A Fund's objective may not be changed without shareholder approval.

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Growth Fund Portfolio Profile."]

                             ENTERPRISE GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of large capitalization companies

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment.

                     Investment Strategies The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                      26.81%                                               -15.64%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1990)

----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                           RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                    PAST ONE    PAST FIVE    PAST TEN    -------------------------
DECEMBER 31, 1998)                                  YEAR        YEARS       YEARS       FUND         S&P 500(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Growth Fund(3)..............  Class A   24.64%       24.72%      19.74%         --              --
                                         Class B   26.20%         N/A         N/A       32.04%          29.22%
                                         Class C   29.22%         N/A         N/A       31.91%          31.33%
S&P 500(2).............................            28.57%       24.06%      19.21%

---------------

(1) Returns track inception dates for Class B shares and Class C shares of May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.28%      0.28%      0.29%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      1.48%      2.03%      2.04%
                                                                   -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $618    $  921    $1,245     $2,159
Class B.....................................................   $706    $1,037    $1,293     $2,217
Class C.....................................................   $307    $  640    $1,098     $2,369
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $618    $  921    $1,245     $2,159
Class B.....................................................   $206    $  637    $1,093     $2,217
Class C.....................................................   $207    $  640    $1,098     $2,369

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Growth and Income Fund Portfolio Profile."]

                       ENTERPRISE GROWTH AND INCOME FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments Broadly diversified group of U.S. common stocks of large capitalization companies

                     Fund Manager  Retirement System Investors Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow with the potential of receiving dividend income.

                     Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 1998]

              BEST QUARTER                                   WORST QUARTER
                  19.50%                                        -12.40%
            (DECEMBER 31, 1998)                          (SEPTEMBER 30, 1998)




--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                         RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                              PAST ONE    PAST FIVE    -------------------------
DECEMBER 31, 1998)                                            YEAR        YEARS       FUND         S&P 500(2)
--------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund(3)...........  Class A     10.95%         N/A        7.57%          21.41%
                                                 Class B     11.95%         N/A        8.09%          21.41%
                                                 Class C     14.95%         N/A       10.83%          21.41%
S&P 500(2).....................................              28.57%       24.06%

---------------

(1) Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 1998 for each Class and S&P 500.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................       4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................       None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................       0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................       0.45%      1.00%      1.00%
Other Expenses................................................       0.73%      0.73%      0.74%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................       1.93%      2.48%      2.49%
Less Expense Reimbursements...................................      (0.43%)    (0.43%)    (0.44%)
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................       1.50%      2.05%      2.05%
                                                                   -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $1,013    $1,429     $2,589
Class B.....................................................   $708    $1,132    $1,482     $2,648
Class C.....................................................   $308    $  734    $1,286     $2,793
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $1,013    $1,429     $2,589
Class B.....................................................   $208    $  732    $1,282     $2,648
Class C.....................................................   $208    $  734    $1,286     $2,793

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise Equity Fund Portfolio Profile."]

                             ENTERPRISE EQUITY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments  U.S. common stocks

                     Fund Manager  OpCap Advisors

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment.

                     Investment Strategies The Equity Fund invests primarily in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets. The Fund Manager also imposes a strict sell discipline to sell the stock once it rises close to the target price established by the Fund Manager.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 1998]


               BEST QUARTER                                     WORST QUARTER
                  11.81%                                           -11.80%
            (DECEMBER 31, 1998)                             (SEPTEMBER 30, 1998)




------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                      RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                      PAST ONE      --------------------------
DECEMBER 31, 1998)                                                    YEAR         FUND         S&P 500(2)
------------------------------------------------------------------------------------------------------------
Enterprise Equity Fund(3)..............................  Class A      4.13%        15.05%          31.33%
                                                         Class B      4.82%        15.65%          31.33%
                                                         Class C      7.98%        17.97%          31.33%
S&P 500(2).............................................              28.57%        31.33%          31.33%

---------------

(1) Returns track inception date for Classes A, B and C of May 1, 1997.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      1.53%      1.54%      1.53%
                                                                   ---------------------------
Total Annual Fund Operating Expenses..........................      2.73%      3.29%      3.28%
Less Expense Reimbursements...................................     (1.13%)    (1.14%)    (1.13%)
                                                                   ---------------------------
Net Annual Fund Operating Expenses............................      1.60%      2.15%      2.15%
                                                                   ---------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $630    $1,180    $1,755     $3,312
Class B.....................................................   $718    $1,306    $1,819     $3,380
Class C.....................................................   $318    $  904    $1,615     $3,500
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $630    $1,180    $1,755     $3,312
Class B.....................................................   $218    $  906    $1,619     $3,380
Class C.....................................................   $218    $  904    $1,615     $3,500

[Picture Description: Growth, Growth & Income, Equity, Equity Income, International Growth - Columns of various heights: located to the left of the section titled: "Enterprise Equity Income Fund Portfolio Profile."]

                         ENTERPRISE EQUITY INCOME FUND

                     FUND PROFILE

                     Investment Objective A combination of growth and income to achieve an above-average and consistent total return

                     Principal Investments  Dividend-paying U.S. common stocks

                     Fund Manager  1740 Advisers, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow, with the potential of receiving dividend income.

                     Investment Strategies The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                      14.94%                                               -13.46%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1990)

--------------------------------------------------------------------------------------------------------------------
                                                                                          RETURN SINCE INCEPTION(1)
                                                                                          --------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                             S&P 500/
(AS OF THE CALENDAR YEAR ENDED                       PAST ONE    PAST FIVE    PAST TEN                 BARRA VALUE
DECEMBER 31, 1998)                                     YEAR        YEARS       YEARS        FUND         INDEX(2)
--------------------------------------------------------------------------------------------------------------------
Enterprise Equity Income Fund(3).......   Class A      5.84%       16.22%      13.28%         --             --
                                          Class B      6.49%         N/A         N/A       20.10%         23.95%
                                          Class C      9.47%         N/A         N/A       17.34%         22.96%
S&P 500/Barra Value Index(2)...........               14.68%       19.88%      16.67%

---------------

(1) Inception dates for Class A, Class B and Class C shares are September 14, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index is comprised of S&P companies sorted with low price to book ratios. It includes reinvested dividends.
(3) Includes sales charge.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.38%      0.38%      0.38%
                                                                   ---------------------------
Total Annual Operating Expenses...............................      1.58%      2.13%      2.13%
Less Expense Reimbursements...................................     (0.08%)    (0.08%)    (0.08%)
                                                                   ---------------------------
Net Annual Fund Operating Expenses............................      1.50%      2.05%      2.05%
                                                                   ---------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you sell Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $  943    $1,287     $2,258
Class B.....................................................   $708    $1,059    $1,337     $2,316
Class C.....................................................   $308    $  659    $1,137     $2,456
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $  943    $1,287     $2,258
Class B.....................................................   $208    $  659    $1,137     $2,316
Class C.....................................................   $208    $  659    $1,137     $2,456

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Capital Appreciation Fund Portfolio Profile."]

                      ENTERPRISE CAPITAL APPRECIATION FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics

                     Fund Manager  Provident Investment Counsel, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies.

                     Investment Strategies The Capital Appreciation Fund invests in U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics. The Fund Manager's criteria for stock selection include: (a) steadily increasing earnings; and (b) a three-year performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate which, in the aggregate, average 1.5 times the average performance of the S&P 500 for the same period. The Fund Manager selects stocks of small, medium and large capitalization companies in an attempt to achieve an average capitalization of portfolio companies that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Principal Risks The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                      25.35%                                               -17.81%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1990)

----------------------------------------------------------------------------------------------------------------
                                                                                       RETURN SINCE INCEPTION(1)
                                                                                       -------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                         S&P 500/
(AS OF THE CALENDAR YEAR ENDED                    PAST ONE    PAST FIVE    PAST TEN                BARRA GROWTH
DECEMBER 31, 1998)                                  YEAR        YEARS       YEARS       FUND         INDEX(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Capital Appreciation
  Fund(3)............................  Class A     23.98%       16.09%      17.99%         --             --
                                       Class B     25.44%         N/A         N/A       22.47%         34.27%
                                       Class C     28.60%         N/A         N/A       31.82%         39.04%
S&P 500/Barra Growth Index(2)........              42.15%       27.94%      21.35%

---------------

(1) Inception dates for Class A, Class B and Class C shares are September 14, 1987; May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index is comprised of U.S. common stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)(1)...........................     4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD      CLASS A    CLASS B    CLASS C
FUND SHARES)
----------------------------------------------------------------------------------------------
Investment Advisory Fees.....................................     0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4).....................     0.45%      1.00%      1.00%
Other Expenses...............................................     0.32%      0.33%      0.36%
                                                                 -----------------------------
         Total Annual Fund Operating Expenses................     1.52%      2.08%      2.11%
                                                                 -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $622    $  932    $1,265     $2,201
Class B.....................................................   $711    $1,052    $1,319     $2,267
Class C.....................................................   $314    $  661    $1,134     $2,441
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $622    $  932    $1,265     $2,201
Class B.....................................................   $211    $  652    $1,119     $2,267
Class C.....................................................   $214    $  661    $1,134     $2,441

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Multi-Cap Growth Fund Portfolio Profile."]

                        ENTERPRISE MULTI-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or traded in the over-the-counter market

                     Fund Manager  Fred Alger Management, Inc.

                     Who may want to invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small and medium size company stocks for the possibility of higher returns; and want to diversify their portfolio to include small, medium and large company stocks.


                     Investment Strategies The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories:
                     High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition. The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased, exceeds the cost of borrowing, including the interest paid on the money borrowed.


Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

In addition, the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed money.


PERFORMANCE INFORMATION



Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.


FEES AND EXPENSES


The table on the following page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses other than interest expenses through May 1, 2000, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses(5).............................................      1.74%      1.74%      1.74%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      3.19%      3.74%      3.74%
Less Expense Reimbursements...................................     (1.28%)    (1.28%)    (1.28%)
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.91%      2.46%      2.46%
                                                                   =============================


---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Other expenses are based on estimated amounts for the current fiscal year. Includes 0.06% interest expense.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................  $  660   $1,298
Class B.....................................................  $  749   $1,426
Class C.....................................................  $  349   $1,026
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................  $  660   $1,298
Class B.....................................................  $  249   $1,026
Class C.....................................................  $  249   $1,026

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Small Company Growth Fund Portfolio Profile."

                      ENTERPRISE SMALL COMPANY GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager  William D. Witter, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks.

                     Investment Strategies The Small Company Growth Fund invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

This bar chart shows the performance of the Fund's Class A shares for the past year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance for 1998]


             BEST QUARTER                                   WORST QUARTER
               27.19%                                         -24.36%
         (DECEMBER 31, 1998)                           (SEPTEMBER 30, 1998)

-------------------------------------------------------------------------------------------------
                                                                                     RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                         INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                           PAST ONE    ------------
DECEMBER 31, 1998)                                                         YEAR          FUND
-------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund(2).....................  Class A     (8.63)%       (8.54)%
                                                              Class B     (8.93)%       (9.15)%
                                                              Class C     (5.71)%       (6.00)%
Russell 2000(3).............................................              (2.56)%        2.37%

---------------

(1) Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 1998.
(2) Includes sales charge.
(3) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      1.21%      1.24%      1.24%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      2.66%      3.24%      3.24%
Less Expense Reimbursements...................................     (0.81)%    (0.84)%    (0.84)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.85%      2.40%      2.40%
                                                                   -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $654    $1,189    $1,749     $3,269
Class B.....................................................   $743    $1,320    $1,820     $3,349
Class C.....................................................   $343    $  920    $1,620     $3,483
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $654    $1,189    $1,749     $3,269
Class B.....................................................   $243    $  920    $1,620     $3,349
Class C.....................................................   $243    $  920    $1,620     $3,483

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Small Company Value Fund Portfolio Profile."]

                      ENTERPRISE SMALL COMPANY VALUE FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks.

                     Investment Strategies The Small Company Value Fund invests primarily in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1994-1998]

                   BEST QUARTER                                WORST QUARTER
                      18.94%                                      -17.01%
                  (JUNE 30, 1997)                          (SEPTEMBER 30, 1998)


-----------------------------------------------------------------------------------------------------------
                                                                                          RETURN SINCE
AVERAGE ANNUAL TOTAL RETURNS                                                              INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                               PAST ONE    PAST FIVE    ---------------------
DECEMBER 31, 1998)                                             YEAR        YEARS      FUND     RUSSELL 2000
-----------------------------------------------------------------------------------------------------------
Enterprise Small Company Value Fund(2)..........  Class A      0.11%       12.02%     12.62%         --
                                                  Class B      0.44%         N/A      16.34%      14.96%
                                                  Class C      4.03%         N/A      23.10%      14.52%
Russell 2000(3).................................              (2.56)%      11.86%     11.81%

---------------

(1) Inception date for Class A shares is October 1, 1993; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
(2) Includes sales charge.
(3) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.65%      0.66%      0.65%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      1.85%      2.41%      2.40%
Less Expense Reimbursements...................................     (0.10)%    (0.11)%    (0.10)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.75%      2.30%      2.30%
                                                                   -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $644    $1,020    $1,419     $2,533
Class B.....................................................   $733    $1,141    $1,476     $2,599
Class C.....................................................   $333    $  739    $1,271     $2,729
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $644    $1,020    $1,419     $2,533
Class B.....................................................   $233    $  741    $1,276     $2,599
Class C.....................................................   $233    $  739    $1,271     $2,729

[Picture Description: Columns of various heights: located to the left of the section titled: "Enterprise International Growth Fund Portfolio Profile."]

                      ENTERPRISE INTERNATIONAL GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Non-U.S. equity securities

                     Fund Manager  Vontobel USA Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income and are willing to accept the increased risk of international investing for the possibility of higher returns.

                     Investment Strategies The International Growth Fund invests primarily in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

Principal Risks The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                      17.44%                                               -18.21%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1990)

-----------------------------------------------------------------------------------------------------------------
                                                                                       RETURNS SINCE INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                           --------------------------
(AS OF THE CALENDAR YEAR ENDED                    PAST ONE    PAST FIVE    PAST TEN                   MSCI EAFE
DECEMBER 31, 1998)                                  YEAR        YEARS       YEARS        FUND         INDEX(2)
-----------------------------------------------------------------------------------------------------------------
Enterprise International Growth
  Fund(3)..........................    Class A      8.87%        7.47%       8.06%          --             --
                                       Class B      9.57%         N/A         N/A        11.17%           8.0%
                                       Class C     12.64%         N/A         N/A         9.30%         13.44%
MSCI EAFE Index....................                20.00%        9.19%       5.54%

---------------

(1) Inception dates for Class A, Class B and Class C shares is September 14, 1987, May 1, 1995, and May 1, 1997, respectively.
(2) The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,032 companies that are representative of the market structure of 20 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.81%      0.81%      0.82%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      2.11%      2.66%      2.67%
Less Expense Reimbursements...................................     (0.11)%    (0.11)%    (0.12)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      2.00%      2.55%      2.55%
                                                                   -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $668    $1,094    $1,545     $2,792
Class B.....................................................   $758    $1,216    $1,600     $2,852
Class C.....................................................   $358    $  818    $1,404     $2,994
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $668    $1,094    $1,545     $2,792
Class B.....................................................   $258    $  816    $1,400     $2,852
Class C.....................................................   $258    $  818    $1,404     $2,994

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Global Financial Services Fund Portfolio Profile."]

                   ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments Common stocks of domestic and foreign financial services companies

                     Fund Manager  Sanford C. Bernstein & Co., Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns.

                     Investment Strategies The Global Financial Services Fund invests primarily in the domestic and foreign financial services industry by normally investing in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level.

Principal Risks The Fund invests in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. Because the Fund concentrates in a single industry sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the financial services industry is extremely sensitive to fluctuations in interest rates. Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. Some financial services companies, e.g., insurance companies, are subject to severe market share and price competition.

PERFORMANCE INFORMATION

No bar chart and performance table are provided due to the fact the Fund does not have performance information for a full calendar year. The Fund's inception date was October 1, 1998.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.85%      0.85%      0.85%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses(5).............................................      1.53%      1.53%      1.53%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      2.83%      3.38%      3.38%
Less Expense Reimbursements...................................     (1.08)%    (1.08)%    (1.08)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.75%      2.30%      2.30%
                                                                   =============================

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $644    $1,213
Class B.....................................................   $733    $1,339
Class C.....................................................   $333    $  939
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $644    $1,213
Class B.....................................................   $233    $  939
Class C.....................................................   $233    $  939

[Picture Description: Ticker: Old fashioned ticker tape: located to the left of the section titled: "Enterprise Internet Fund Portfolio Profile."]

                            ENTERPRISE INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock of companies primarily engaged in Internet, Intranet and other "high tech" related activities.

                     Fund Manager  Fred Alger Management, Inc.

                     Who may want to invest Investors who want an increase in the value of their investment without regard to income and want to diversify their overall portfolio with a concentrated investment in companies engaged in Internet, Intranet and other "high tech" related activities.


                     Investment Strategies Under normal conditions, the Internet Fund will invest at least 65% of its assets in the equity securities of companies in the Internet, Intranet and "high tech" sectors. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communication, video, electronic, office and factory automation and robotic sectors.



Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. In addition, the value of companies engaged in Internet, Intranet and other "high tech" related activities is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the stocks of companies involved in these sectors tend to be more volatile than stocks in other sectors. As a result, the value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.



PERFORMANCE INFORMATION



Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.


FEES AND EXPENSES


The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................        4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND     CLASS A    CLASS B    CLASS C
SHARES)
--------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................        1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4)......................        0.45%      1.00%      1.00%
Other Expenses(5).............................................        0.50%      0.50%      0.50%
                                                                     =============================
Total Annual Fund Operating Expenses..........................        1.95%      2.50%      2.50%
Less Expense Reimbursements...................................       (0.05%)    (0.05%)    (0.05%)
                                                                     -----------------------------
Net Annual Fund Operating Expenses............................        1.90%      2.45%      2.45%
                                                                     =============================


---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS
-------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $659     $1,054
Class B.....................................................   $748     $1,174
Class C.....................................................   $348     $  774
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $659     $1,054
Class B.....................................................   $248     $  774
Class C.....................................................   $248     $  774

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Government Securities Fund Portfolio Profile."]

                     ENTERPRISE GOVERNMENT SECURITIES FUND

                     FUND PROFILE

                     Investment Objective Current income and safety of principal

                     Principal Investments Securities that are obligations of the U.S. Government, its agencies or instrumentalities

                     Fund Manager  TCW Funds Management, Inc.

                     Who May Want To Invest Conservative investors who want to receive income from their investment

                     Investment Strategies The Government Securities Fund invests primarily in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corp. (Freddie Mac). To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

Principal Risks The Government Securities Fund invests primarily in U.S. Government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk. A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has a number of drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, the Fund cannot predict the maturity of its investment with certainty. Fourth, the Fund would invest any resulting proceeds elsewhere, generally at a lower interest rate.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                       6.08%                                               -5.16%
                 (MARCH 31, 1995)                                      (JUNE 30, 1994)

--------------------------------------------------------------------------------------------------------------------
                                                                                      RETURN SINCE INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                     -----------------------------------
(AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN          LEHMAN BROTHERS INTERMEDIATE
DECEMBER 31, 1998)                               YEAR       YEARS      YEARS     FUND     GOVERNMENT BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------------
Enterprise Government Securities
  Fund(3)..........................  Class A     1.75%      5.17%       7.67%     --                  --
                                     Class B     2.24%       N/A         N/A     7.55%              7.87%
                                     Class C     5.15%       N/A         N/A     8.23%              9.19%
Lehman Brothers Intermediate
  Government Bond Index(2).........              8.49%      6.45%       8.34%

---------------

(1) Inception dates for Class A, Class B and Class C shares were September 14, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U. S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U. S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has agreed to contractually limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.33%      0.33%      0.34%
                                                                   -----------------------------
Total Annual Operating Expenses...............................      1.38%      1.93%      1.94%
Less Expense Reimbursements...................................     (0.08)%    (0.08)%    (0.09)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.30%      1.85%      1.85%
                                                                   -----------------------------

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $601    $  884    $1,187     $2,047
Class B.....................................................   $688    $  998    $1,234     $2,105
Class C.....................................................   $288    $  600    $1,039     $2,257
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $601    $  884    $1,187     $2,047
Class B.....................................................   $188    $  598    $1,034     $2,105
Class C.....................................................   $188    $  600    $1,039     $2,257

[Picture Description: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise High-Yield Bond Fund Portfolio Profile."]

                        ENTERPRISE HIGH-YIELD BOND FUND

                     FUND PROFILE

                     Investment Objective  Maximum current income

                     Principal Investments Debt securities rated below investment grade, which are commonly known as "junk bonds"

                     Fund Manager  Caywood-Scholl Capital Management

                     Who May Want To Invest Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing.

                     Investment Strategies The High-Yield Bond Fund invests primarily in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds. Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

Principal Risks The Fund invests primarily in below investment-grade debt securities. As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.

PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                      11.52%                                               -8.05%
                 (MARCH 31, 1991)                                   (SEPTEMBER 30, 1990)

--------------------------------------------------------------------------------------------------------------------
                                                                                         RETURNS SINCE INCEPTION(1)
                                                                                         ---------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                        LEHMAN BROTHERS
(AS OF THE CALENDAR YEAR ENDED                      PAST ONE    PAST FIVE    PAST TEN                 HIGH YIELD
DECEMBER 31, 1998)                                    YEAR        YEARS       YEARS       FUND        BB INDEX(2)
--------------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond Fund(1).....  Class A     (2.62)%      7.62%        8.75%        --              --
                                         Class B     (2.36)%       N/A          N/A       8.69%           9.92%
                                         Class C      0.72%        N/A          N/A       7.48%           9.20%
Lehman Brothers High Yield BB
  Index(2).............................               5.13%       9.28%       10.61%

---------------

(1) Includes sales charge.
(2) This is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)  CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)(1)...........................     4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................     None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD      CLASS A    CLASS B    CLASS C
FUND SHARES)
----------------------------------------------------------------------------------------------
Investment Advisory Fees.....................................     0.60%      0.60%      0.60%
Distribution and Service (12b-1) Fees(4).....................     0.45%      1.00%      1.00%
Other Expenses...............................................     0.39%      0.39%      0.39%
                                                                 -----------------------------
Total Annual Operating Expenses..............................     1.44%      1.99%      1.99%
Less Expense Reimbursements..................................    (0.14)%    (0.14)%    (0.14)%
                                                                 -----------------------------
Net Annual Fund Operating Expenses...........................     1.30%      1.85%      1.85%
                                                                 =============================

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $601    $  896    $1,212     $2,106
Class B.....................................................   $688    $1,011    $1,260     $2,164
Class C.....................................................   $288    $  611    $1,060     $2,306
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $601    $  896    $1,212     $2,106
Class B.....................................................   $188    $  611    $1,060     $2,164
Class C.....................................................   $188    $  611    $1,060     $2,306

[Picture Description: Piggy bank: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Tax-Exempt Income Fund Portfolio Profile."]

                       ENTERPRISE TAX-EXEMPT INCOME FUND

                     FUND PROFILE

                     Investment Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

                     Principal Investments A diversified portfolio of long-term investment grade municipal bonds

                     Fund Manager  MBIA Capital Management Corp.

                     Who May Want To Invest Investors who want to receive tax-free current income and maintain the value of their investment.

                     Investment Strategies The Tax-Exempt Income Fund invests primarily in investment grade, tax-exempt municipal securities. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

Principal Risks The Fund invests primarily in long-term investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may fail to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1989-1998]

                   BEST QUARTER                                         WORST QUARTER
                       6.78%                                               -5.42%
                 (MARCH 31, 1995)                                     (MARCH 31, 1994)

----------------------------------------------------------------------------------------------------------------
                                                                                     RETURNS SINCE INCEPTION(1)
                                                                                     ---------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                    LEHMAN BROTHERS
(AS OF THE CALENDAR YEAR ENDED                  PAST ONE    PAST FIVE    PAST TEN                  MUNICIPAL
DECEMBER 31, 1998)                                YEAR        YEARS       YEARS       FUND       BOND INDEX(2)
----------------------------------------------------------------------------------------------------------------
Enterprise Tax-Exempt Income
  Fund(3)............................  Class A    0.86%       3.89%        6.32%        --              --
                                       Class B    1.33%        N/A          N/A       5.24%           8.09%
                                       Class C    4.34%        N/A          N/A       6.92%           5.64%
Lehman Brothers Municipal Bond
  Index..............................             6.48%       6.23%        8.22%

---------------

(1) Inception dates for Class A, Class B and Class C shares were September 14, 1987, May 1, 1995 and May 1, 1997, respectively.
(2) This is an unmanaged index that includes approximately 1,100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prerefunded. An index does not have an investment advisor and does not pay commissions and expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.50%      0.50%      0.50%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.45%      0.46%      0.43%
                                                                   -----------------------------
Total Annual Operating Expenses...............................      1.40%      1.96%      1.93%
Less Expense Reimbursements...................................     (0.30)%    (0.31)%    (0.28)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.10%      1.65%      1.65%
                                                                   =============================

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

The example on the next page is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and

Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $582    $  869    $1,177     $2,050
Class B.....................................................   $668    $  985    $1,229     $2,115
Class C.....................................................   $268    $  579    $1,016     $2,231
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $582    $  869    $1,177     $2,050
Class B.....................................................   $168    $  585    $1,029     $2,115
Class C.....................................................   $168    $  579    $1,016     $2,231

[Picture Description: Managed - Stones: "precious stones" lying in dishes of varying sizes and shapes: located to the left of the section titled: "Enterprise Balanced Fund Portfolio Profile."]

                            ENTERPRISE BALANCED FUND

                     FUND PROFILE

                     Investment Objective  Long-term total return

                     Principal Investments A combination of equity, fixed income and short-term securities

                     Fund Manager  Montag & Caldwell, Inc.

                     Who may want to invest Investors who want the value of their investment to grow and also want to receive income on their investment


                     Investment Strategies Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; the potential to become (or currently are) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.


Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events.


PERFORMANCE INFORMATION



Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.


FEES AND EXPENSES


The table on the following page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratios set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses(5).............................................      1.74%      1.74%      1.74%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      2.94%      3.49%      3.49%
Less Expense Reimbursements...................................     (1.54)%    (1.54)%    (1.54)%
                                                                   -----------------------------
Net Annual Fund Operating Expenses............................      1.40%      1.95%      1.95%
                                                                   =============================

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
(5) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR    3 YEARS
-------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $611     $1,203
Class B.....................................................   $698     $1,328
Class C.....................................................   $298     $  928
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $611     $1,203
Class B.....................................................   $198     $  928
Class C.....................................................   $198     $  928

[Picture Description: Managed - Stones: "precious stones" lying in dishes of varying sizes and shapes: located to the left of the section titled: "Enterprise Managed Fund Portfolio Profile."]

                            ENTERPRISE MANAGED FUND

                     FUND PROFILE

                     Investment Objective  Growth of capital over time

                     Principal Investments Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

                     Fund Manager  OpCap Advisors

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment.

                     Investment Strategies The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments.
However, the Fund invests primarily in equity securities at times when the Fund Manager believes that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Manager deems it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1995-1998]

                   BEST QUARTER                                         WORST QUARTER
                      13.46%                                               -14.60%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                       RETURN SINCE INCEPTION(1)
(AS OF THE CALENDAR YEAR ENDED                                         PAST ONE    -------------------------
DECEMBER 31, 1998)                                                       YEAR       FUND         S&P 500(2)
------------------------------------------------------------------------------------------------------------
Enterprise Managed Fund(3)................................  Class A      1.97%      18.28%          28.44%
                                                            Class B      2.31%      17.57%          29.22%
                                                            Class C      4.36%      13.20%          31.33%
S&P 500...................................................              28.57%      28.44%

---------------

(1) Inception dates for Class A, Class B and Class C shares were October 3, 1994; May 1, 1995 and May 1, 1997, respectively.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.
(3) Includes sales charge.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)(1).......................................      4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(2)   1.00%(3)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.75%      0.75%      0.75%
Distribution and Service (12b-1) Fees(4)......................      0.45%      1.00%      1.00%
Other Expenses................................................      0.30%      0.30%      0.30%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      1.50%      2.05%      2.05%
                                                                   =============================

---------------

(1) This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(3) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
(4) Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $620    $  927    $1,255     $2,180
Class B.....................................................   $708    $1,043    $1,303     $2,238
Class C.....................................................   $308    $  643    $1,103     $2,379
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $620    $  927    $1,255     $2,180
Class B.....................................................   $208    $  643    $1,103     $2,238
Class C.....................................................   $208    $  643    $1,103     $2,379

[Picture Description: Tool with coins: located to the left of the section titled: "Enterprise Money Market Fund Portfolio Profile."]

                          ENTERPRISE MONEY MARKET FUND

                     FUND PROFILE

                     Investment Objective The highest possible level of current income consistent with preservation of capital and liquidity

                     Principal Investments High quality, short-term debt securities, commonly known as money market instruments

                     Fund Manager  Enterprise Capital Management, Inc.

                     Who May Want To Invest Investors who seek an income producing investment with emphasis on preservation of capital.

                     Investment Strategies The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook of the market.

Principal Risks Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund may not be able to maintain a stable share price at $1.00. Investments in the Fund are neither insured nor guaranteed by the U.S. government.

PERFORMANCE INFORMATION

The bar chart below and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year.

[Chart Description: Illustrates volatility of an investment and shows changes in Class A shares performance from 1991-1998]

                   BEST QUARTER                                         WORST QUARTER
                       1.79%                                                0.53%
               (SEPTEMBER 30, 1990)                                    (JUNE 30, 1993)

-------------------------------------------------------------------------------------------------------------
                                                                                RETURN SINCE INCEPTION(1)
AVERAGE ANNUAL TOTAL RETURNS                                                 --------------------------------
(AS OF THE CALENDAR YEAR ENDED                      PAST ONE    PAST FIVE                   IBC TAXABLE MONEY
DECEMBER 31, 1998)                                    YEAR        YEARS          FUND        MARKET INDEX(2)
-------------------------------------------------------------------------------------------------------------
Enterprise Money Market Fund.............  Class A    5.04%        4.52%         4.36%            4.74%
                                           Class B    5.04%         N/A          3.64%            5.09%
                                           Class C    5.04%         N/A          7.75%            5.07%
IBC Taxable Money Market Index...........             5.04%        4.85%

---------------

(1) Inception date for Class A shares is May 1, 1990; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
(2) This is a widely recognized composite of money market funds that invest in taxable short-term money market instruments. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)  CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................      None       None       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................      None       5.00%(1)   1.00%(2)
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND   CLASS A    CLASS B    CLASS C
SHARES)
------------------------------------------------------------------------------------------------
Investment Advisory Fees......................................      0.35%      0.35%      0.35%
Distribution and Service (12b-1) Fees.........................      None       None       None
Other Expenses................................................      0.29%      0.29%      0.28%
                                                                   -----------------------------
Total Annual Fund Operating Expenses..........................      0.64%      0.64%      0.63%
                                                                   =============================

---------------

(1) This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
(2) This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class A.....................................................   $ 65     $205      $357       $798
Class B.....................................................   $565     $605      $557       $798
Class C.....................................................   $164     $202      $351       $786
IF YOU DO NOT REDEEM YOUR SHARES:
Class A.....................................................   $ 65     $205      $357       $798
Class B.....................................................   $ 65     $205      $357       $798
Class C.....................................................   $ 64     $202      $351       $786

                    ADDITIONAL INFORMATION ABOUT THE FUNDS'
                             INVESTMENTS AND RISKS


EQUITY, SECTOR AND DOMESTIC HYBRID FUNDS' INVESTMENTS



     The table below shows the Equity, Sector and Domestic Hybrid Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.



y = Types of securities in which a Fund invests.



                                                                       EQUITY FUNDS
                                                                                                      SMALL     SMALL
                                             GROWTH &            EQUITY     CAPITAL      MULTI-CAP   COMPANY   COMPANY
                                    GROWTH    INCOME    EQUITY   INCOME   APPRECIATION    GROWTH     GROWTH     VALUE
U.S. Stocks(1)                        y         y         y        y           y             y          y         y
Foreign Stocks
Bonds

                                                                             DOMESTIC HYBRID
                                    EQUITY FUNDS        SECTOR FUNDS              FUNDS
                                                     GLOBAL
                                    INTERNATIONAL   FINANCIAL
                                       GROWTH       SERVICES    INTERNET   BALANCED   MANAGED
U.S. Stocks(1)                                          y          y          y          y
Foreign Stocks                            y             y
Bonds                                                                         y          y


---------------


(1) Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $5 billion. Medium capitalization companies generally have market capitalizations ranging from $1 billion to $5 billion. Small capitalization companies generally have market capitalizations of $1 billion or less. However, there may be some overlap among capitalization categories. The Growth, Growth & Income, Equity, Equity Income, Capital Appreciation, Balanced and Managed Funds intend to invest primarily in stocks of large capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small capitalization issuers. The Multi-Cap Growth and Internet Funds intend to invest in large, medium and small capitalization companies.


     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INCOME FUNDS' INVESTMENTS

     The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


                                                              GOVERNMENT   HIGH-YIELD   TAX-EXEMPT
                                                              SECURITIES      BOND        INCOME
U.S. Government Securities                                        y
Corporate Debt Securities -- Junk Bonds(1)                                     y
Mortgage-Backed Securities                                        y
Municipal Securities                                                                        y


---------------

(1) "Junk Bond" refers to any security rated lower than "Baa" by Moody's Investors Service. If a Moody's rating is not available, the bonds must be rated lower than "BBB" by Standard & Poor's.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

     The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal or maintain a stable share price of $1.00.

YEAR 2000

     Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. As part of its operational responsibilities, the Advisor has reviewed each of its internal systems and has obtained assessments from each service provider, including Fund Managers, of Year 2000 issues which could potentially impact services to the Fund. The Advisor is unaware of any Year 2000 issues which remain unresolved or have been identified as unresolvable. In addition, the Advisor has established a timetable to periodically re-evaluate systems to ensure new issues or those which may not previously have been identified are addressed and resolved in an expeditious manner. The Advisor does not anticipate any material expenditures for monitoring Year 2000 issues. If the problem has not been fully addressed, however, the Funds could be negatively affected. The Year 2000 Issue could also have a negative impact on the companies in which the Funds invest, including foreign issuers or associated foreign governments, which could hurt the Funds' investment returns.

EURO CONVERSION

     Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Advisor is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Funds. There can be no assurance that the Funds will not suffer any adverse consequences as a result of the euro conversion.

                      HIGHER-RISK SECURITIES AND PRACTICES


  This table shows each Fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed in the Risk Terminology section that follows.
  5 Percent of total assets (italic type)
  5 Percent of net assets (roman type)
  Y* NO POLICY LIMITATION ON USAGE; FUND MAY BE USING CURRENTLY
  Y PERMITTED, BUT NOT TYPICALLY USED.                                                                   GROWTH &          EQUITY
  N NOT PERMITTED                                                                                GROWTH   INCOME   EQUITY  Income
  CONVENTIONAL SECURITIES
  NON-INVESTMENT-GRADE SECURITIES.  Securities rated below Baa/BBB are considered
  junk bonds. Credit, market, interest rate, liquidity, valuation, information risks.              y        y        y       y
  FOREIGN EQUITIES.
  -  Stocks issued by foreign companies. Market, currency, information, natural
     event, political risks.                                                                       y        y        y       y
  -  American or European depository receipts, which are dollar-denominated securities typically issued by American or European banks and are based on ownership of securities issued by foreign companies. Market, currency,
     information, natural event, political risks.                                                  20       20       20      20
  RESTRICTED AND ILLIQUID SECURITIES.  Securities not traded on the open market. May include illiquid Rule 144A securities. Liquidity, valuation, information, market
  risks.                                                                                           10       10       10      10
  INVESTMENT PRACTICES
  REPURCHASE AGREEMENTS.  The purchase of a security that must later be sold back to
  the seller at the same price plus interest. Credit risk.                                         5        5        5       5
  SECURITIES LENDING.  The lending of securities to financial institutions, which
  provide cash or government securities as collateral. Credit risk.                                n        n        n       n
  HEDGING.  Means of offsetting or neutralizing the price movement of an investment by making another investment, the price of which should tend to move in the
  opposite direction from the original investment.                                                 y        y        y       y
  SHORT SALES/HEDGED OR SPECULATIVE.  The selling of securities which have been borrowed on the expectation that the market price will drop. Hedged leverage,
  market, correlation, liquidity, opportunity risks.                                               n        n        n       n
  SHORT-TERM TRADING.  Selling a security soon after purchase. A Fund engaging in short-term trading will have higher turnover, brokerage commissions and transaction expenses. Short-term trading may also have tax consequences, involving a possible
  increase in short-term capital gains or losses. Market risk.                                     y        y        y       y
  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS.  The purchase or sale of securities for delivery at a future date; market value may change before delivery. Market,
  opportunity, leverage risks.                                                                     5        5        5       5
  DERIVATIVE SECURITIES.  The Funds will not invest in derivatives for speculative purposes, but only as a hedge against changes in the values of the Funds'
  securities resulting from market conditions.                                                     y        y        y       y
  FINANCIAL FUTURES AND OPTIONS; SECURITIES AND INDEX OPTIONS.  Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.
  -  Futures and related options. Interest rate, currency, market, leverage,
     correlation, liquidity, opportunity risks.                                                    y        y        y       y
  -  Puts and calls on securities and indices. Interest rate, currency, market,
     leverage, correlation, liquidity, credit, opportunity risks.                                  5        5        5       5
  CURRENCY CONTRACTS.  Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
  -  HEDGED.  Currency, hedged leverage, correlation, liquidity, opportunity risks.                y        y        y       y
  -  SPECULATIVE.  Currency, speculative leverage, liquidity risks.                                n        n        n       n
  OTHER DERIVATIVES, INCLUDING PUTS, CALLS AND INTEREST RATE SWAPS.  Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity, credit,
  opportunity risks.                                                                               y        y        y       y


                              SMALL    SMALL                   GLOBAL                                             HIGH-    TAX-
      CAPITAL     MULTI-CAP  COMPANY  COMPANY  INTERNATIONAL  FINANCIAL                               GOVERNMENT  YIELD   EXEMPT
    APPRECIATION   GROWTH    GROWTH    VALUE      GROWTH      SERVICES   INTERNET  BALANCED  MANAGED  SECURITIES   BOND   INCOME
         y            y         y        y           y            y         y         n         y         y         y*      y
         y           20         y        y          y*           y*         y         y         y         y         y       y
         20           y        20       20          y*           y*         y         y        20         n         n       n
         10          10        10       10          10           10         10        10       10         10        10      10
         5           15         5        5           5            5         y         y         5         5         5       5
         n         33 1/3       n        n           n            n         25        25        n         n         n       n
         y            y         y        y           y            y         n         n         y         y         y       y
         n            y         n        n           n            n         n         n         n         n         n       n
         y            y         y        y           y            y         y         y         y         y         y       y
         5            5         5        5          20            5         y         y         5         20        5       20
         y            y         y        y           y           y*         y         y         y         y*        y       y
         y            y         y        y           y            y         y         y         y         y         y       y
         5            y         5        5          20            5         y         y         5         20        20      5
         y            y         y        y          y*           y*         y         y         y         y         y       y
         n            y         n        n           n            n         n         n         n         n         n       n
         y            y         y        y           y            y         y         y         y         y         y       y


     MONEY
     Market
       y
       n
       n
       n
       5
       n
       y
       n
       y
       5
       n
       y
       5
       n
       n
       n

                                RISK TERMINOLOGY

     CORRELATION RISK: the risk that changes in the value of a hedging instrument will not match that of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

     CREDIT RISK: the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

     CURRENCY RISK: the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may increase any losses.

     INFORMATION RISK: the risk that key information about a security or market is inaccurate or unavailable.

     INTEREST RATE RISK: the risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

     LEVERAGE RISK: the risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

          Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

     LIQUIDITY RISK: the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

     MARKET RISK: the risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole and is common to all stocks and bonds and the mutual funds that invest in them.

     NATURAL EVENT RISK: the risk of losses attributable to natural disasters, crop failures and similar events.

     OPPORTUNITY RISK: the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other less advantageous investments.

     POLITICAL RISK: the risk of losses attributable to government or political actions. Political risks range from changes in tax or trade statutes to governmental collapse and war.

     VALUATION RISK: the risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

                        SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

     Each Fund offers three Classes of shares through this Prospectus: Class A, B and C shares. Each Class of shares has its own sales charge and expense structure, which allows you to choose the Class of shares best suited to your investment needs. When choosing your Class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial advisor can help you determine which Class is right for you.

     The table below summarizes the key features of Class A, B and C shares. They are described in more detail below.


                                       CLASS A                      CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------
Availability?                Generally available through  Available only to investors  Available only to investors
                             most investment dealers.     purchasing less than         purchasing less than
                                                          $250,000 in the aggregate.   $1,000,000 in the
                                                                                       aggregate.
Initial Sales Charge?        Yes (except for Money        No. Entire purchase is       No. Entire purchase is
                             Market Fund Class A shares,  invested in shares of a      invested in shares of a
                             which carry no sales         Fund.                        Fund.
                             charge). Payable at time of
                             purchase. Lower sales
                             charges available for
                             larger investments.
Contingent Deferred Sales    No. (However, we will        Yes. Payable if you redeem   Yes. Payable if you redeem
  Charge ("CDSC")?           charge a CDSC if you sell    your shares within six       your shares within one year
                             within two years of          years of purchase. Amount    of purchase.
                             purchase shares, on which    of CDSC gradually decreases
                             no initial sales charge was  over time.
                             imposed because the
                             original purchase price
                             exceeded $1 million.)
Distribution and Service     0.45% distribution and       0.75% distribution fee and   0.75% distribution fee and
  Fees?                      service fee (except Money    0.25% service fee (except    0.25% service fee (except
                             Market Fund)                 Money Market Fund)           Money Market Fund)
Conversion to Class A        (Not applicable)             Yes, automatically after     No.
  Shares?                                                 eight years.



     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds. In addition to distribution and service fees paid by the Funds under the Class A, Class B and Class C distribution plans, the Distributor (or one of its affiliates) may make payments out of its own resources to dealers (including MONY Securities Corp.) and other persons that sell shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

CLASS A SHARES -- INITIAL SALES CHARGE OPTION

     If you select Class A shares of any Fund other than the Money Market Fund, you will pay a sales charge at the time of purchase. No initial sales charge applies to Class A shares that you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends, and you subsequently exchange those shares for Class A shares of another Fund, an initial sales charge will apply to the Class A purchase. The sales charges applicable to Class A shares are based on the following schedule:

                                                                                     DEALER DISCOUNT OR
                                  SALES CHARGE AS A       SALES CHARGE AS A            AGENCY FEE AS A
                                PERCENTAGE OF OFFERING   PERCENTAGE OF AMOUNT           PERCENTAGE OF
YOUR INVESTMENT(1)                      PRICE                  INVESTED               OFFERING PRICE(2)
-------------------------------------------------------------------------------------------------------------
Up to $99,999................           4.75%                   4.99%                       4.00%
$100,000 up to $249,999......           3.75%                   3.90%                       3.00%
$250,000 up to $499,999......           2.50%                   2.56%                       2.00%
$500,000 up to $999,999......           2.00%                   2.04%                       1.50%
$1,000,000 and up(3).........            None                    None           1% of the first $4.99
                                                                                million, plus 0.75% of
                                                                                amounts from $5-19.99
                                                                                million, plus 0.50% of
                                                                                amounts in excess of $20
                                                                                million.

---------------

(1) In determining the amount of your investment and the applicable sales charge, we will include all shares you are currently purchasing in all of the Funds, except for shares of the Money Market Fund.
(2) From time to time upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. During such periods, dealers may be deemed to have certain additional responsibilities under the securities laws. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips or merchandise. The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

(3) If you invest $1,000,000 or more in Class A shares, you will not pay an initial sales charge. However, if you redeem your shares within 24 months of the end of the calendar month of their purchase, you will be charged a CDSC of 1%. The Distributor will compensate dealers in connection with purchases of Class A shares in excess of $1,000,000.


     If you purchase Class A shares, you will also pay a distribution and service fee at an annual rate of 0.45% of the average daily net assets attributable to Class A shares of each Fund.

CLASS B AND C SHARES -- CDSC OPTIONS


     If you select Class B or Class C shares, you will not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years of purchase or Class C shares within one year, you will be required to pay a CDSC, which will be deducted from your redemption proceeds. If you own Class B or C shares of a Fund other than the Money Market Fund, you will also pay distribution fees of 0.75% and service fees of 0.25% of the average daily net assets each year pursuant to Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution related services to the Funds.


     The Fund will not accept purchase orders for Class B shares in amounts of $250,000 or more, and will not accept purchase orders for Class C shares in amounts of $1,000,000 or more.

     The Class B CDSC gradually decreases as you hold your shares over time, according to the following schedule:

                                                              APPLICABLE CLASS B
YEARS SINCE PURCHASE                                          CONTINGENT DEFERRED
ORDER WAS ACCEPTED                                               SALES CHARGE
---------------------------------------------------------------------------------
One year....................................................        5.00%
Over one year up to two years...............................        4.00%
Over two years up to three years............................        4.00%
Over three years up to four years...........................        3.00%
Over four years up to five years............................        2.00%
Over five years up to six years.............................        1.00%
More than six years.........................................         None


     If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of 1.00%.


DETERMINATION OF THE CDSC


     Each applicable CDSC will be determined using the original purchase cost or current market value of the shares being redeemed, whichever is less. There is no CDSC imposed upon the redemption of reinvested dividends or distributions. Moreover, no CDSC will be charged upon the exchange of shares from one Fund into another. In determining whether a CDSC is payable, we assume that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. If shares of the Money Market Fund are acquired upon an exchange from shares of another Fund, your Money Market Fund shares will continue to be subject to any CDSC that is carried forward from the initial purchase.



     The following example illustrates the calculation of a CDSC. Assume that you make a single purchase of $10,000 of the Fund's Class B shares at a price of $10 per share. Sixteen months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000; the current price per share is $11. If you then redeem $5,500 in share values, (500 shares) the CDSC would apply only to $4,000. That figure is arrived at by taking the entire redemption amount ($5,500) minus the reinvested dividends ($1,000), minus the appreciation per share redeemed ($1 per share X the number of shares redeemed--$500). The charge would be at a rate of 4% ($160) because it was in the second year after the purchase was made.

CLASS A WAIVERS AND REDUCTIONS

     The following individuals and institutions may purchase Class A shares without an initial sales charge:

        - Selling brokers, their employees and their registered representatives.

        - Employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc.

        - Directors, former directors, employees or retirees of the Advisor or of The MONY Group Inc. ("MONY") and its subsidiaries.

        - Family including spouses, parents, siblings, children and grandchildren and employee benefit plans of any of the first three categories.

        - Certain employee benefit plans qualified under Sections 401 and 403 of the Internal Revenue Code ("IRC"), including salary reduction plans qualified under Section 401(k) and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor.

        - MONY and its subsidiaries.

        - Clients of fee-based financial planners.

        - Financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

     The Class A initial sales charge may be reduced in connection with purchases by members of certain associations, fraternal groups, franchise organizations and unions. There are also several special purchase plans that allow you to combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. For information about initial sales charge reductions, the "Right of Accumulation Discount" and "Letter of Intent Investments," contact your financial advisor or broker, or consult the Statement of Additional Information.


     The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the Statement of Additional Information. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to shares purchased for $1,000,000 or more.


CDSC WAIVERS

     Enterprise will waive your CDSC in connection with:


        - Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under IRC Section 401(a) or from custodial accounts under IRC Section 403(b)(7), deferred compensation plans under the IRC Section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans.


        - The liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum.

        - Redemption of shares of a shareholder (including a registered joint owner) who has died.

        - Redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being sold becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

        - Redemptions under a Fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account.

        - Redemptions made pursuant to any Individual Retirement Account (IRA) systematic withdrawal based on the shareholder's life expectancy in accordance with the requirements of the IRC.

CONVERSION OF CLASS B SHARES

     Your Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

REINSTATEMENT PRIVILEGE


     If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same Class of the same within 180 days of redemption. Specifically, when you reinvest, the Fund will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. The return of a CDSC may affect determination of gain or loss relating to the original sale transaction for federal income tax purposes. The Fund may modify or terminate the reinstatement privilege at any time.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how to purchase, redeem and exchange shares of the Funds.


  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund and the share Class             Be sure to read this prospectus carefully.
    appropriate for you
  Determine how much you would like to invest     The minimum initial investment for the Funds is $1,000 for all accounts, except:
                                                  - $250 for retirement plans
                                                  - $100 for the Automatic Bank Draft Plan
                                                  The minimum investment for additional purchases is $50 for all accounts except:
                                                  - $25 for retirement plans
                                                  - $25 for the Automatic Bank Draft Plan
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or your broker/dealer, or in the case of a retirement account, the custodian or trustee. Third-party checks and money
                                                  orders will not be accepted.
  Receive Letter of Intent Discount               You are entitled to a reduced sales charge on $100,000 or
                                                  more of Class A shares purchased within 13 months. The
                                                  minimum investment is 5% of the amount indicated which will be held in escrow in your name. This secures payment of the higher sales charge of shares actually purchased if the full amount indicated is not purchased within 13 months. Escrowed shares will be redeemed to pay additional sales charges if necessary. Escrowed shares will be released when you
                                                  purchase the full amount.
  Receive Right of Accumulation Discount          You are entitled to a reduced sales charge on additional
                                                  purchases of Class A shares if the value of their existing aggregate holdings equals $100,000 or more. [See
                                                  "Shareholder Account Information -- Class A
                                                  Shares -- Initial Sales Charge Option" in the Prospectus for
                                                  more information.] To determine the discount, fund share
                                                  holdings of your immediate family, accounts you control as a single investor, trustee of or participant in pooled and
                                                  similar accounts, will be totaled when you notify Enterprise of the applicable accounts.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge. This does not apply to Money Market Fund
                                                  dividends invested in another Fund.
  Participate in the Automatic Bank Draft Plan    Your bank account may be debited monthly for automatic
                                                  investment into one or more of the Funds for each Class.
  Participate in the Automatic Dollar Cost        You may have your shares automatically invested on a monthly
    Averaging Plan                                basis into the same Class of one or more of the Funds. As
                                                  long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another Enterprise Fund or you may open a new account with $100 or more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Conventional IRA, Roth
                                                  IRA, Educational IRA, other retirement plans funded by
                                                  shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee of
                                                  $10. If you would like to find out more about these plans, please contact the Retirement Plan Department.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING YOUR SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                  - the name and address of record of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the amount to be redeemed, and
                                                  - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 219731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64141-6731                    - the redemption proceeds exceed $50,000,
                                                  - the proceeds are to be sent to an address other than the address of record, or
                                                  - the proceeds are to be sent to a person other than the
                                                    registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                  - a member firm of a domestic securities exchange;
                                                  - a commercial bank;
                                                  - a savings and loan association;
                                                  - a credit union; or
                                                  - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds Generally                   The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to the bank currently on file. If written instructions are to send wire to any other bank, a signature guarantee is required.
                                                  If you authorize the Transfer Agent to accept telephone wire requests, any authorized person may make such requests at
                                                  1-800-368-3527. However, on a telephone request, your
                                                  proceeds may be wired only to a bank previously designated by you in writing. If you have authorized expedited wire
                                                  redemption, shares can be sold and the proceeds sent by
                                                  federal wire transfer to previously designated bank
                                                  accounts. Otherwise, proceeds normally will be sent to the designated bank account the following business day. To
                                                  change the name of the single designated bank account to
                                                  receive wire redemption proceeds, you must send a written
                                                  request with signature(s) guaranteed to the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT REDEEMING YOUR SHARES
  Use of Check Writing                            If you hold an account with a balance of more than $5,000 in
                                                  Class A shares of the Money Market Fund you may redeem your shares of that Fund by redemption check. You may make
                                                  redemption checks payable in any amount from $500 to
                                                  $100,000. You may write up to five redemption checks per
                                                  month without charge. Each additional redemption check in
                                                  any given month will be subject to a $5 fee. You may obtain redemption checks, without charge, by completing Optional
                                                  Features section of account application.
                                                  The Funds may charge a $25 fee for stopping payment of a
                                                  redemption check upon your request. It is not possible to
                                                  use a redemption check to close out an account since
                                                  additional shares accrue daily. Redemptions by check writing may be subject to a CDSC if the Money Market Fund shares
                                                  being redeemed were purchased by exchanged shares of another
                                                  Fund on which a CDSC was applicable. The Funds will honor
                                                  the check only if there are sufficient funds available in
                                                  your Money Market Fund account to cover the fee amount of
                                                  the check plus applicable CDSC, if any.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The maximum annual rate at which Class B shares
                                                  may be sold under a systematic withdrawal plan is 10% of the net asset value of the account. The Funds process sales
                                                  through a systematic withdrawal plan on the 15th day of the month or the following business day if the 15th is not a
                                                  business day. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient
                                                  number of full and fractional shares will be redeemed to
                                                  make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account.
                                                  You should not purchase Class A shares while participating in a systematic withdrawal plan because you may be redeeming shares upon which a sales charge was already paid unless you purchased shares at net asset value. The Funds will not
                                                  knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time.
                                                  The Advisor will waive the CDSC on redemptions of shares
                                                  made pursuant to a systematic withdrawal plan.
                                                  The Funds may amend the terms of a systematic withdrawal
                                                  plan on 30 days' notice. You or the Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange.
                                                  No CDSC will be charged upon the exchange of shares.
                                                  However, if shares of the Money Market Fund are acquired
                                                  upon an exchange from shares of another Fund, your Money
                                                  Market Fund shares will continue to be subject to any CDSC that is carried forward from the initial purchase. Shares of a Fund subject to an exchange will be processed at net asset value next determined after the Transfer Agent receives your exchange request. In determining the CDSC applicable to
                                                  shares being redeemed subsequent to an exchange, we will
                                                  take into account the length of time you held shares prior to the exchange.
                                                  If your exchange results in the opening of a new account in a Fund, you are subject to the applicable minimum investment requirements. Original investments in the Money Market Fund which are transferred to other Funds are considered
                                                  purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                  - the name of the Fund you are exchanging from,
                                                  - the name and address of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  - the Fund into which you are exchanging, and
                                                  - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services               - the name of the Fund you are exchanging from,
    P.O. Box 219731                               - the account name(s) and address,
    Kansas City, MO 64141-6731                    - the account number,
                                                  - the dollar amount or number of shares to be exchanged, and
                                                  - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.

                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the offering price, which is net asset value, plus any applicable sales charges. When you redeem your shares, you receive the net asset value, minus any applicable CDSC. The Funds calculate a share's net asset value by dividing net assets of each Class by the total number of outstanding shares of such Class.

     The Funds calculate net asset value at the close of regular trading on each day the New York Stock Exchange is open.

     Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Securities held by the Money Market Fund are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     The different expenses borne by each Class of shares of a Fund will result in different net asset values and dividends for each Class. The net asset values of the three Classes of each Fund may, however, converge immediately after the recording of dividends.

EXECUTION OF REQUESTS


     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. Price calculations will be based on trades placed in good order by 4 PM Eastern time. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same Class and to have dividends reinvested.


     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions and immediate loss of redemption proceeds would harm the Fund, the Fund may delay investment of the proceeds of such investor's exchange request for up to seven days. The Funds may also may refuse any exchange order.

SHARE CERTIFICATES


     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 219731, Kansas City, MO 64141-6731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.


SMALL ACCOUNTS

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains, if any, at least annually. Each Fund declares and pays dividends of investment income according to the following schedule:


DECLARED AND PAID AT LEAST ANNUALLY     DECLARED AND PAID QUARTERLY             DECLARED DAILY AND PAID MONTHLY
--------------------------------------------------------------------------------------------------------------------
Growth Fund                             Balanced Fund                           Government Securities Fund
Growth and Income Fund                                                          High-Yield Bond Fund
Equity Fund                                                                     Tax-Exempt Income Fund
Equity Income Fund                                                              Money Market Fund
Capital Appreciation Fund
Multi-Cap Growth Fund
Small Company Growth Fund
Small Company Value Fund
International Growth Fund
Global Financial Services Fund
Internet Fund
Managed Fund


     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends-received deduction for some or all of the dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-Up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt-interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing municipal securities interest will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 26 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.


     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust which had assets of $3.962 billion at March 31, 1999. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.



     The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 1998 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund. However, because the Multi-Cap Growth, Internet and Balanced Funds are new and were not in existence on December 31, 1998, the fees in the table below reflect the fees that will be paid to the Advisor for the fiscal year ending December 31, 1999.



                                                              FEE (AS A PERCENTAGE OF
NAME OF FUND                                                    AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------
Growth Fund.................................................           0.75%
Growth and Income Fund......................................           0.75%
Equity Fund.................................................           0.75%
Equity Income Fund..........................................           0.75%
Capital Appreciation Fund...................................           0.75%
Multi-Cap Growth Fund.......................................           1.00%
Small Company Growth Fund...................................           1.00%
Small Company Value Fund....................................           0.75%
International Growth Fund...................................           0.85%
Global Financial Services Fund..............................           0.85%
Internet Fund...............................................           1.00%
Government Securities Fund..................................           0.60%
High-Yield Bond Fund........................................           0.60%
Tax-Exempt Income Fund......................................           0.50%
Balanced Fund...............................................           0.75%
Managed Fund................................................           0.75%
Money Market Fund...........................................           0.35%


THE FUND MANAGERS

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $250 billion for all clients, including The Enterprise Group of Funds.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Growth Fund                      Montag & Caldwell has served as  Ronald E. Canakaris, President the Fund Manager to Alpha Fund,  and Chief Investment Officer of
  Montag & Caldwell, Inc.          Inc., the predecessor of the     Montag & Caldwell, is
  ("Montag & Caldwell")            Growth Fund, since the Fund was  responsible for the day-to-day
  1100 Atlanta Financial Center    organized in 1968. Montag &      investment management of the
  3343 Peachtree Road, N.E.        Caldwell and its predecessors    Growth Fund and has more than
  Atlanta, Georgia 30326           have been engaged in the         30 years' experience in the
                                   business of providing            investment industry. He has
                                   investment counseling to         been President of Montag &
                                   individuals and institutions     Caldwell for more than 15
                                   since 1945. Total assets under   years.
                                   management for all clients
                                   approximated $30.2 billion as
                                   of March 31, 1999. Usual
                                   investment minimum is $40
                                   million.
  Growth and Income Fund           RSI has served as Fund Manager   James P. Coughlin, President
                                   for Retirement System Fund Inc.  and Chief Investment Officer of
  Retirement System Investors      Core Equity Fund, the            RSI, is responsible for the
  Inc.                             predecessor of The Growth and    day-to-day management of the
  ("RSI")                          Income Fund, since that Fund     Fund and has more than 30
  317 Madison Avenue               was organized in 1991. RSI has   years' experience in the
  New York, New York 10017         been engaged in providing        investment industry. He has
                                   investment advisory services     served as President and Chief
                                   since 1989. Total assets under   Investment Officer of RSI since
                                   management for RSI were $648     1989.
                                   million as of March 31, 1999.
  Equity Fund                      OpCap has been providing         Eileen Rominger, Managing
                                   investment counseling since      Director of Oppenheimer
  OpCap Advisors ("OpCap")         1987. OpCap had approximately    Capital, is responsible for the
  One World Financial Center       $60 billion under management as  day-to-day management of the
  New York, New York 10281         of March 31, 1999. Usual         Fund. Ms. Rominger has more
                                   investment minimum is $20        than 20 years' experience in
                                   million.                         the investment industry and has
                                                                    been Managing Director of
                                                                    Oppenheimer Capital since 1994.
                                                                    She previously served as Senior
                                                                    Vice President from 1986 to
                                                                    1994.
  Equity Income Fund               1740 Advisers has been           John V. Rock, President and
                                   providing investment counseling  Director of 1740 Advisers, is
  1740 Advisers, Inc.              since 1971. 1740 Advisers is an  responsible for the day-to-day
  ("1740 Advisers")                affiliate of the Advisor. Total  investment management of the
  1740 Broadway                    assets under management for      Fund and has more than 35
  New York, New York 10019         1740 Advisers as of March 31,    years' experience in the
                                   1999, were approximately $1.9    investment industry. He has
                                   billion. Usual investment        served as President of 1740
                                   minimum is $20 million.          Advisers since 1974.
  Capital Appreciation Fund        PIC has served as Fund Manager   Jeffrey J. Miller is a Managing
                                   since its inception in 1987.     Director of PIC and is
  Provident Investment Counsel,    PIC traces its origins to an     responsible for the day-to-day
  Inc.                             investment partnership formed    management of the Fund. He has
  ("PIC")                          in 1951. As of March 31, 1999,   more than 26 years' experience
  300 North Lake Avenue            total assets under management    in the investment industry. He
  Pasadena, California 91101       for all clients were $17.6       has been Managing Director of
                                   billion. Usual invest-ment       PIC since 1972.
                                   minimum is $5 million.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Multi-Cap Growth Fund            Alger has been an investment     David Alger is the individual
                                   adviser since 1964. As of March  responsible for the day-to-day
  Fred Alger Management, Inc.      31, 1999, total assets under     management of the Fund. Mr.
  ("Alger")                        management for all clients were  Alger has been employed by
  1 World Trade Center             approximately $11 billion.       Alger as Executive Vice
  Suite 9333                       Usual investment minimum is $2   President and Director of
  New York, NY 10048               million.                         Research since 1971 and as
                                                                    President since 1995. He has
                                                                    more than 30 years experience
                                                                    in the investment industry.
  Small Company Growth Fund        Witter has provided investment   William D. Witter, President of
                                   counseling since 1977. As of     Witter, and Paul B. Phillips,
  William D. Witter, Inc.          March 31, 1999, total assets     Managing Director of Witter,
  ("Witter")                       under management for all         are responsible for the
  One Citicorp Center              clients were $975 million.       day-to-day management of the
  153 East 53rd Street             Usual investment minimum is $1   Fund. They have more than 80
  New York, New York 10022         million.                         years' combined experience in
                                                                    the investment industry. Mr.
                                                                    Witter and Mr. Phillips have
                                                                    been employed in their present
                                                                    positions by Witter since 1977
                                                                    and 1996, respectively. Mr.
                                                                    Phillips previously served as
                                                                    Senior Portfolio Manager at
                                                                    Bankers Trust Company from 1986
                                                                    to 1995.
  Small Company Value Fund         GAMCO's predecessor, Gabelli &   Mario J. Gabelli has served as
                                   Company, Inc., was founded in    Chief Investment Officer of
  Gabelli Asset Management         1977. As of March 31, 1999,      GAMCO since its inception in
  Company                          total assets under management    1977 and is responsible for the
  (GAMCO Investors, Inc.)          for all clients were $7.57       day-to-day management of the
  One Corporate Center             billion. Usual investment        Fund. He has more than 28
  Rye, New York 10580              minimum is $500,000.             years' experience in the
                                                                    investment industry.
  International Growth Fund        Vontobel has provided            Fabrizio Pierallini, Senior
                                   investment counseling since      Vice President and Managing
  Vontobel USA Inc.                1984. Vontobel's assets under    Director of International
  ("Vontobel")                     management for all clients were  Investments is responsible for
  450 Park Avenue                  $1.86 billion as of March 31,    the day-to-day management of
  New York, New York 10022         1999. Usual investment minimum   the Fund. Mr. Pierallini has
                                   is $10 million.                  been employed by Vontobel since
                                                                    1994 as Senior Vice President
                                                                    and Managing Director. He
                                                                    previously served as associate
                                                                    director/portfolio manager for
                                                                    the Swiss Bank and has more
                                                                    than 18 years experience in the
                                                                    investment industry.
  Global Financial Services Fund   Sanford Bernstein was            The day-to-day management of
                                   established in 1967 and as of    this Fund is performed by
  Sanford C. Bernstein & Co.,      March 31, 1999, had $77.1        Sanford Bernstein's Policy
  Inc. ("Sanford Bernstein")       billion in assets under          Group, chaired by Andrew S.
  767 Fifth Avenue                 management. Usual investment     Adelson, who has more than 20
  New York, New York 10153-0185    minimum is $5 million.           years' experience in the
                                                                    investment industry. He joined
                                                                    Sanford Bernstein in 1980 and
                                                                    has served as Chief Investment
                                                                    Officer of International
                                                                    Investment Services since 1990.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Internet Fund                    Alger has been an investment     David Alger is responsible for
                                   adviser since 1964, and managed  the day-to-day management of
  Alger                            investments of approximately     the Fund. Mr. Alger has been
  1 World Trade Center             $11 billion at March 31, 1999.   employed as Executive Vice
  Suite 9333                       Usual investment minimum is $2   President and Director of
  New York, NY 10048               million                          Research at Alger since 1971
                                                                    and as President since 1995. He
                                                                    has more than 30 years
                                                                    experience in the investment
                                                                    industry.
  Government Securities Fund       The firm was founded in 1971     Philip A. Barach, Managing
                                   and as of December 31, 1998,     Director of TCW, and Jeffrey E.
  TCW Funds Management, Inc.       TCW and its affiliated           Gundlach, Managing Director are
  ("TCW")                          companies had approximately      responsible for the day-to-day
  865 South Figueroa Street        $54.5 billion under management   investment management of the
  Suite 1800                       or committed for management in   Fund and have more than 37
  Los Angeles, California 90017    various fiduciary advisory       years' combined experience in
                                   capacities. Usual investment     the investment industry. They
                                   minimum is $35 million.          have served as Managing
                                                                    Directors since they joined TCW
                                                                    in 1987 and 1985, respectively.
  High-Yield Bond Fund             Caywood-Scholl has provided      James Caywood, Managing
                                   investment advice with respect   Director and Chief Investment
  Caywood-Scholl Capital           to high-yield, low grade fixed   Officer of Caywood-Scholl, is
  Management                       income instruments since 1986.   responsible for the day-to-day
  ("Caywood-Scholl")               As of March 31, 1999, assets     management of the Fund. He has
  4350 Executive Drive, Suite 125  under management for all         more than 30 years' investment
  San Diego, California 92121      clients approximated $1.01       industry experience. He joined
                                   billion. Usual investment        Caywood-Scholl in 1986 as
                                   minimum is $1 million.           Managing Director and Chief
                                                                    Investment Officer and has held
                                                                    those positions since 1986.
  Tax-Exempt Income Fund           MBIA has provided investment     Robert M. Ohanesian joined MBIA
                                   counseling services since 1987.  in 1994 as President and Chief
  MBIA Capital Management Corp.    As of March 31, 1999, assets     Investment Officer. He has more
  ("MBIA")                         under management for all         than 25 years' experience in
  113 King Street                  clients approximated $16         the investment industry and
  Armonk, New York 10504           billion. Usual investment        serves as portfolio manager to
                                   minimum is $10 million.          the Fund. He previously served
                                                                    as Director of Investments for
                                                                    Shields Asset Management from
                                                                    1988 through 1993.
  Balanced Fund                    Montag & Caldwell has served as  Ronald E. Canakaris, President the Fund Manager to Alpha Fund,  and Chief Investment Officer of
  Montag & Caldwell                Inc., the predecessor of the     Montag & Caldwell and Helen M.
  1100 Atlanta Financial Center    Growth Fund, since the Fund was  Donahue, Assistant Vice
  3343 Peachtree Road, N.E.        organized in 1968. Montag &      President, are responsible for
  Atlanta, Georgia 30326           Caldwell and its predecessors    the day-to-day investment
                                   have been engaged in the         management of the Balanced
                                   business of providing            Fund. They have more than 36
                                   investment counseling to         years' combined experience in
                                   individuals and institutions     the investment industry. Mr.
                                   since 1945. Total assets under   Canakaris has been President of
                                   management for all clients       Montag & Caldwell for more than
                                   approximated $30.2 billion as    15 years. Ms. Donahue has
                                   of March 31, 1999. Usual         served as Assistant Vice
                                   investment minimum is $40        President since 1993.
                                   million.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Managed Fund                     OpCap has provided investment    Richard J. Glasebrook II,
                                   counseling services since 1987.  Managing Director of
  OpCap Advisors                   As of March 31, 1999,            Oppenheimer Capital is
  One World Financial Center       Oppenheimer Capital and its      responsible for the day-to-day
  New York, New York 10281         affiliates have over $60         management of the Fund. He has
                                   billion under management. Its    more than 25 years' investment
                                   usual investment minimum is $20  industry experience. Mr.
                                   million.                         Glasebrook has served as
                                                                    Managing Director of
                                                                    Oppenheimer Capital since 1994
                                                                    and immediately prior to that
                                                                    served as Senior Vice
                                                                    President.

                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

    The following financial highlights have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial highlights are derived from the Fund's financial statements. The Fund's financial statements and the independent auditor's report thereon are incorporated by reference into the Statement of Additional Information and may be obtained without charge by calling the Fund at 800-368-3527.

                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
ENTERPRISE GROWTH FUND (CLASS A)                                1998        1997         1996         1995       1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  16.91    $  13.10     $  10.44     $   7.76    $  8.26
Net Investment Income (Loss)................................     (0.11)(F)   (0.07)       (0.04)       (0.03)     (0.02)
Net Realized and Unrealized Gain (Loss) on Investments......      5.31        4.23         3.44         3.13      (0.06)
                                                              ---------------------------------------------------------
Total from Investment Operations............................      5.20        4.16         3.40         3.10      (0.08)
                                                              ---------------------------------------------------------
Distributions from Capital Gains............................     (1.04)      (0.35)       (0.74)       (0.42)     (0.42)
                                                              ---------------------------------------------------------
Total Distributions.........................................     (1.04)      (0.35)       (0.74)       (0.42)     (0.42)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $  21.07    $  16.91     $  13.10     $  10.44    $  7.76
                                                              ---------------------------------------------------------
Total Return(C).............................................     30.94%      31.76%       32.60%       39.98%     (0.99)%
Net Assets End of Period (In Thousands).....................  $827,567    $424,280     $196,752     $122,559    $88,375
Ratio of Expenses to Average Net Assets.....................      1.48%       1.43%(E)     1.53%(E)     1.60%      1.56%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................      1.48%       1.43%(E)     1.53%(E)     1.60%      1.56%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     (0.58)%     (0.55)%      (0.39)%      (0.35)%    (0.30)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     (0.58)%     (0.55)%      (0.39)%      (0.35)%    (0.30)%
Portfolio Turnover Rate.....................................        28%         22%          30%          45%        65%

                                                    YEAR ENDED DECEMBER 31,           FOR THE PERIOD
                                               ---------------------------------       MAY 1 THROUGH
ENTERPRISE GROWTH FUND (CLASS B)                 1998         1997        1996       DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period..........  $  16.66     $  12.97     $ 10.41          $ 8.69
Net Investment Income (Loss).................     (0.21)(F)    (0.11)      (0.06)          (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments.................................      5.21         4.15        3.36            2.16
                                               -------------------------------------------------------
Total from Investment Operations.............      5.00         4.04        3.30            2.14
                                               -------------------------------------------------------
Distributions from Capital Gains.............     (1.04)       (0.35)      (0.74)          (0.42)
                                               -------------------------------------------------------
Total Distributions..........................     (1.04)       (0.35)      (0.74)          (0.42)
                                               -------------------------------------------------------
Net Asset Value End of Period................  $  20.62     $  16.66     $ 12.97          $10.41
                                               -------------------------------------------------------
Total Return(D)..............................     30.20%       31.15%      31.73%          24.66%(B)
Net Assets End of Period (in thousands)......  $446,473     $166,932     $36,483          $4,572
Ratio of Expenses to Average Net Assets......      2.03%        1.98%(E)    2.10%(E)        2.15%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers).........................      2.03%        1.98%(E)    2.10%(E)        2.15%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................     (1.13)%      (1.10)%     (0.96)%         (0.82)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)......     (1.13)%      (1.10)%     (0.96)%         (0.82)%(A)
Portfolio Turnover Rate......................        28%          22%         30%             45%(A)

                                                               YEAR ENDED     FOR THE PERIOD
                                                              DECEMBER 31,     MAY 1 THROUGH
ENTERPRISE GROWTH FUND (CLASS C)                                  1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................    $  16.85          $ 14.11
Net Investment Income (Loss)................................       (0.21)(F)        (0.06)
Net Realized and Unrealized Gain (Loss) on Investments......        5.27             3.15
                                                              --------------------------------
Total from Investment Operations............................        5.06             3.09
                                                              --------------------------------
Distributions from Capital Gains............................       (1.04)           (0.35)
                                                              --------------------------------
Total Distributions.........................................       (1.04)           (0.35)
                                                              --------------------------------
Net Asset Value End of Period...............................    $  20.87          $ 16.85
                                                              --------------------------------
Total Return(D).............................................       30.22%           21.91%(B)
Net Assets End of Period (In Thousands).....................    $133,194          $26,601
Ratio of Expenses to Average Net Assets.....................        2.04%            1.97%(AE)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................        2.04%            1.97%(AE)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................       (1.13)%          (1.10)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................       (1.13)%          (1.10)%(A)
Portfolio Turnover Rate.....................................          28%              22%(A)

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.

                                                                     FOR THE PERIOD       FOR THE PERIOD
                                                   YEAR ENDED       OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS A)     DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...........       $ 25.19             $25.71               $25.05
Net Investment Income (Loss)..................          0.14               0.01                   --
Net Realized and Unrealized Gain (Loss) on
 Investments..................................          4.00               0.04                 0.66
                                                ----------------------------------------------------------
Total from Investment Operations..............          4.14               0.05                 0.66
                                                ----------------------------------------------------------
Dividends from Net Investment Income..........         (0.09)             (0.11)                  --
Distributions from Capital Gains..............         (0.23)             (0.46)                  --
                                                ----------------------------------------------------------
Total Distributions...........................         (0.32)             (0.57)                  --
                                                ----------------------------------------------------------
Net Asset Value End of Period.................       $ 29.01             $25.19               $25.71
                                                ----------------------------------------------------------
Total Return(C)...............................         16.50%              0.20%(B)             2.63%(B)
Net Assets End of Period (In Thousands).......       $16,664             $4,032               $1,109
Ratio of Expenses to Average Net Assets.......          1.50%              1.50%(A)             1.50%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)..........................          1.93%              2.11%(A)             4.47%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets...........................          0.41%              0.56%(A)             0.07%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers).......         (0.03)%            (0.04)%(A)           (2.90)%(A)
Portfolio Turnover Rate.......................             5%                 1%(A)               16%(A)

                                                                     FOR THE PERIOD       FOR THE PERIOD
                                                   YEAR ENDED       OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS B)     DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...........       $ 25.15             $25.68               $25.05
Net Investment Income (Loss)..................          0.05              (0.01)               (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments..................................          3.95               0.03                 0.64
                                                ----------------------------------------------------------
Total from Investment Operations..............          4.00               0.02                 0.63
                                                ----------------------------------------------------------
Dividends from Net Investment Income..........         (0.02)             (0.09)                  --
Distributions from Capital Gains..............         (0.23)             (0.46)                  --
                                                ----------------------------------------------------------
Total Distributions...........................         (0.25)             (0.55)                  --
                                                ----------------------------------------------------------
Net Asset Value End of Period.................       $ 28.90             $25.15               $25.68
                                                ----------------------------------------------------------
Total Return(D)...............................         15.95%              0.07%(B)             2.51%(B)
Net Assets End of Period (In Thousands).......       $21,891             $3,257               $  992
Ratio of Expenses to Average Net Assets.......          2.05%              2.05%(A)             2.05%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)..........................          2.48%              2.66%(A)             4.59%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets...........................         (0.17)%            (0.02)%(A)           (0.34)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers).......         (0.60)%            (0.63)%(A)           (2.87)%(A)
Portfolio Turnover Rate.......................             5%                 2%(A)               16%(A)

                                                                     FOR THE PERIOD       FOR THE PERIOD
                                                   YEAR ENDED       OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE GROWTH AND INCOME FUND (CLASS C)     DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period...........       $ 25.15             $25.68               $25.05
Net Investment Income (Loss)..................          0.06              (0.02)               (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments..................................          3.94               0.05                 0.64
                                                ----------------------------------------------------------
Total from Investment Operations..............          4.00               0.03                 0.63
                                                ----------------------------------------------------------
Dividends from Net Investment Income..........         (0.01)             (0.10)                  --
Distributions from Capital Gains..............         (0.23)             (0.46)                  --
                                                ----------------------------------------------------------
Total Distributions...........................         (0.24)             (0.56)                  --
                                                ----------------------------------------------------------
Net Asset Value End of Period.................       $ 28.91             $25.15               $25.68
                                                ----------------------------------------------------------
Total Return(D)...............................         15.95%              0.10%(B)             2.51%(B)
Net Assets End of Period (In Thousands).......       $ 4,654             $  561               $   99
Ratio of Expenses to Average Net Assets.......          2.05%              2.05%(A)             2.05%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)..........................          2.49%              2.64%(A)             4.60%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets...........................         (0.16)%             0.03%(A)            (0.39)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers).......         (0.60)%            (0.56)%(A)           (2.94)%(A)
Portfolio Turnover Rate.......................             5%                 2%(A)               16%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS A)                              DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.96              $ 5.00
Net Investment Income (Loss)................................         0.03                0.01
Net Realized and Unrealized Gain (Loss) on Investments......         0.53                1.05
                                                              -------------------------------------
Total from Investment Operations............................         0.56                1.06
                                                              -------------------------------------
Dividends from Net Investment Income........................        (0.02)                 --
Distributions from Capital Gains............................        (0.03)              (0.10)
                                                              -------------------------------------
Total Distributions.........................................        (0.05)              (0.10)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $ 6.47              $ 5.96
                                                              -------------------------------------
Total Return(C).............................................         9.38%              21.30%(B)
Net Assets End of Period (In Thousands).....................       $6,741              $3,196
Ratio of Expenses to Average Net Assets.....................         1.60%               1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         2.73%               6.52%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.59%               0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (0.54)%             (4.66)%(A)
Portfolio Turnover Rate.....................................           35%                 69%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
ENTERPRISE EQUITY FUND (CLASS B)                              DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.94              $ 5.00
Net Investment Income (Loss)................................           --                  --
Net Realized and Unrealized Gain (Loss) on Investments......         0.53                1.04
                                                              -------------------------------------
Total from Investment Operations............................         0.53                1.04
                                                              -------------------------------------
Dividends from Net Investment Income........................        (0.01)                 --
Distributions from Capital Gains............................        (0.03)              (0.10)
                                                              -------------------------------------
Total Distributions.........................................        (0.04)              (0.10)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $ 6.43              $ 5.94
                                                              -------------------------------------
Total Return(D).............................................         8.82%              20.80%(B)
Net Assets End of Period (In Thousands).....................       $8,731              $1,820
Ratio of Expenses to Average Net Assets.....................         2.15%               2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         3.29%               6.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.07%              (0.23)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (1.07)%             (4.29)%(A)
Portfolio Turnover Rate.....................................           35%                 69%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
EQUITY FUND (CLASS C)                                         DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 5.94              $ 5.00
Net Investment Income (Loss)................................         0.01                  --
Net Realized and Unrealized Gain (Loss) on Investments......         0.53                1.04
                                                              -------------------------------------
Total from Investment Operations............................         0.54                1.04
                                                              -------------------------------------
Dividends from Net Investment Income........................        (0.01)                 --
Distributions from Capital Gains............................        (0.03)              (0.10)
                                                              -------------------------------------
Total Distributions.........................................        (0.04)              (0.10)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $ 6.44              $ 5.94
                                                              -------------------------------------
Total Return(D).............................................         8.98%              20.89%(B)
Net Assets End of Period (In Thousands).....................       $1,504              $  283
Ratio of Expenses to Average Net Assets.....................         2.15%               2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         3.28%               6.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.09%              (0.21)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (1.03)%             (4.07)%(A)
Portfolio Turnover Rate.....................................           35%                 69%(A)

                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
ENTERPRISE EQUITY INCOME FUND (CLASS A)                         1998       1997       1996       1995       1994
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  26.42    $ 22.44    $ 20.73    $ 16.43    $ 17.75
Net Investment Income (Loss)................................      0.36       0.17       0.41       0.45       0.44
Net Realized and Unrealized Gain (Loss) on Investments......      2.52       5.95       3.27       5.00      (0.53)
                                                              ----------------------------------------------------
Total from Investment Operations............................      2.88       6.12       3.68       5.45      (0.09)
                                                              ----------------------------------------------------
Dividends from Net Investment Income........................     (0.35)     (0.15)     (0.40)     (0.45)     (0.44)
Distributions from Capital Gains............................     (2.06)     (1.99)     (1.57)     (0.70)     (0.79)
                                                              ----------------------------------------------------
Total Distributions.........................................     (2.41)     (2.14)     (1.97)     (1.15)     (1.23)
                                                              ----------------------------------------------------
Net Asset Value End of Period...............................  $  26.89    $ 26.42    $ 22.44    $ 20.73    $ 16.43
                                                              ----------------------------------------------------
Total Return(C).............................................     11.13%     28.08%     17.86%     33.40%     (0.49)%
Net Assets End of Period (In Thousands).....................  $111,275    $97,932    $72,647    $61,906    $50,926
Ratio of Expenses to Average Net Assets.....................      1.50%      1.50%      1.50%      1.50%      1.50%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................      1.58%      1.62%      1.68%      1.78%      1.73%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      1.32%      1.35%      1.87%      2.33%      2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................      1.25%      1.23%      1.69%      2.06%      2.30%
Portfolio Turnover Rate.....................................        31%        33%        33%        26%        41%

                                                                       YEAR ENDED
                                                                      DECEMBER 31,            FOR THE PERIOD
                                                              ----------------------------     MAY 1 THROUGH
ENTERPRISE EQUITY INCOME FUND (CLASS B)                        1998       1997       1996    DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 26.17    $ 22.30    $20.67        $18.12
Net Investment Income (Loss)................................     0.20       0.12      0.24          0.29
Net Realized and Unrealized Gain (Loss) on Investments......     2.49       5.83      3.30          3.40
                                                              ------------------------------------------------
Total from Investment Operations............................     2.69       5.95      3.54          3.69
                                                              ------------------------------------------------
Dividends from Net Investment Income........................    (0.23)     (0.09)    (0.34)        (0.44)
Distributions from Capital Gains............................    (2.06)     (1.99)    (1.57)        (0.70)
                                                              ------------------------------------------------
Total Distributions.........................................    (2.29)     (2.08)    (1.91)        (1.14)
                                                              ------------------------------------------------
Net Asset Value End of Period...............................  $ 26.57    $ 26.17    $22.30        $20.67
                                                              ------------------------------------------------
Total Return(D).............................................    10.49%     27.35%    17.22%        20.57%(B)
Net Assets End of Period (In Thousands).....................  $33,807    $19,055    $5,615        $1,086
Ratio of Expenses to Average Net Assets.....................     2.05%      2.05%     2.05%         2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     2.13%      2.17%     2.23%         2.23%(A)
Ratio of Net Investment Income to Average Net Assets........     0.78%      0.77%     1.32%         1.56%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     0.71%      0.65%     1.14%         1.33%(A)
Portfolio Turnover Rate.....................................       31%        33%       33%           26%(A)

                                                                                    FOR THE PERIOD
                                                                 YEAR ENDED          MAY 1 THROUGH
ENTERPRISE EQUITY INCOME FUND (CLASS C)                       DECEMBER 31, 1998    DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $26.31               $24.26
Net Investment Income (Loss)................................         0.21                 0.04
Net Realized and Unrealized Gains (Losses) on Investments...         2.49                 4.14
                                                              --------------------------------------
Total from Investment Operations............................         2.70                 4.18
                                                              --------------------------------------
Dividends from Net Investment Income........................        (0.25)               (0.14)
Distributions Capital Gains.................................        (2.06)               (1.99)
                                                              --------------------------------------
Total Distributions.........................................        (2.31)               (2.13)
                                                              --------------------------------------
Net Asset Value End of Period...............................       $26.70               $26.31
                                                              --------------------------------------
Total Return(D).............................................        10.47%               18.21%(B)
Net Assets End of Period (In Thousands).....................       $5,639               $1,857
Ratio of Expense in Average Net Assets......................         2.05%                2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         2.13%                2.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         0.81%                0.69%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................         0.73%                0.54%(A)
Portfolio Turnover Rate.....................................           31%                  33%(A)

                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)                  1998        1997        1996         1995        1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  35.54    $  34.21    $  32.54     $  28.54    $  31.10
Net Investment Income (Loss)................................     (0.39)(F)    (0.37)     (0.31)       (0.25)      (0.13)
Net Realized and Unrealized Gain (Loss) on Investments......     10.55        7.31        5.69         7.59       (0.95)
                                                              ---------------------------------------------------------
Total from Investment Operations............................     10.16        6.94        5.38         7.34       (1.08)
                                                              ---------------------------------------------------------
Distributions from Capital Gains............................     (7.11)      (5.61)      (3.71)       (3.34)      (1.48)
                                                              ---------------------------------------------------------
Total Distributions.........................................     (7.11)      (5.61)      (3.71)       (3.34)      (1.48)
                                                              ---------------------------------------------------------
Net Asset Value End of Period...............................  $  38.59    $  35.54    $  34.21     $  32.54    $  28.54
                                                              ---------------------------------------------------------
Total Return(C).............................................     30.15%      20.27%      16.52%       25.70%      (3.46)%
Net Assets End of Period (In Thousands).....................  $131,605    $112,738    $115,253     $121,207     101,237
Ratio of Expenses to Average Net Assets.....................      1.52%       1.65%       1.60%(E)     1.65%       1.66%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................      1.52%       1.65%       1.60%(E)     1.65%       1.66%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     (1.01)%     (1.06)%     (0.87)%      (0.82)%     (0.50)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     (1.01)%     (1.06)%     (0.87)%      (0.82)%     (0.50)%
Portfolio Turnover Rate.....................................        76%         61%         66%          65%         74%

                                                                 YEAR ENDED DECEMBER 31,       FOR THE PERIOD
                                                              -----------------------------     MAY 1 THROUGH
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)                 1998        1997       1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 34.89     $33.86     $32.42        $30.04
Net Investment Income (Loss)................................    (0.58)(F)  (0.45)     (0.35)        (0.12)
Net Realized and Unrealized Gain (Loss) on Investments......    10.30       7.09       5.50          5.84
                                                              -------------------------------------------------
Total from Investment Operations............................     9.72       6.64       5.15          5.72
                                                              -------------------------------------------------
Distributions from Capital Gains............................    (7.11)     (5.61)     (3.71)        (3.34)
                                                              -------------------------------------------------
Total Distributions.........................................    (7.11)     (5.61)     (3.71)        (3.34)
                                                              -------------------------------------------------
Net Asset Value End of Period...............................  $ 37.50     $34.89     $33.86        $32.42
                                                              -------------------------------------------------
Total Return(D).............................................    29.44%     19.60%     15.87%        18.99%(B)
Net Assets End of Period (In Thousands).....................  $14,663     $7,862     $5,047        $1,953
Ratio of Expenses to Average Net Assets.....................     2.08%      2.21%      2.14%(E)      2.08%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     2.08%      2.21%      2.14%(E)      2.08%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................    (1.56)%    (1.61)%    (1.43)%       (1.41)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................    (1.56)%    (1.61)%    (1.43)%       (1.41)%(A)
Portfolio Turnover Rate.....................................       76%        61%        66%           65%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)                DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $35.43              $33.54
Net Investment Income (Loss)                                        (0.57)(F)           (0.19)
Net Realized and Unrealized Gain (Loss) on Investments......        10.50                7.69
                                                              -------------------------------------
Total from Investment Operations............................         9.93                7.50
                                                              -------------------------------------
Distributions from Capital Gains                                    (7.11)              (5.61)
                                                              -------------------------------------
Total Distributions.........................................        (7.11)              (5.61)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $38.25              $35.43
                                                              -------------------------------------
Total Return(D).............................................        29.60%              22.35%(B)
Net Assets End of Period (In Thousands).....................       $1,040              $  126
Ratio of Expenses to Average Net Assets.....................         2.11%               2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         2.11%               2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.53)%             (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (1.53)%             (1.88)%(A)
Portfolio Turnover Rate.....................................           76%                 61%(A)

                                                                                   FOR THE PERIOD       FOR THE PERIOD
                                                                 YEAR ENDED       OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS A)                DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $23.39              $26.61               $24.54
Net Investment Income (Loss)................................        (0.32)(F)           (0.40)               (0.05)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.63)              (2.27)                2.12
                                                              ----------------------------------------------------------
Total from Investment Operations............................        (0.95)              (2.67)                2.07
                                                              ----------------------------------------------------------
Dividends from Net Investment Income........................           --                  --                   --
Distributions from Capital Gains............................           --               (0.55)                  --
                                                              ----------------------------------------------------------
Total Distributions.........................................           --               (0.55)                  --
                                                              ----------------------------------------------------------
Net Asset Value End of Period...............................       $22.44              $23.39               $26.61
                                                              ----------------------------------------------------------
Total Return(C).............................................        (4.06)%            (10.04)%(B)            8.44%(B)
Net Assets End of Period (In Thousands).....................       $8,194              $4,861               $2,102
Ratio of Expenses to Average Net Assets.....................         1.85%               1.85%(A)             1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         2.66%               2.38%(A)             4.48%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.43)%             (1.56)%(A)           (1.61)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (2.24)%             (2.09)%(A)           (4.25)%(A)
Portfolio Turnover Rate.....................................          151%                 24%(A)              158%(A)

                                                                                   FOR THE PERIOD       FOR THE PERIOD
                                                                 YEAR ENDED       OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS B)                DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $23.33              $ 26.58              $24.54
Net Investment Income (Loss)................................        (0.41)(F)            (0.47)              (0.05)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.79)               (2.23)               2.09
                                                              ----------------------------------------------------------
Total from Investment Operations............................        (1.20)               (2.70)               2.04
                                                              ----------------------------------------------------------
Dividends from Net Investment Income........................           --                   --                  --
Distributions from Capital Gains............................           --                (0.55)                 --
                                                              ----------------------------------------------------------
Total Distributions.........................................           --                (0.55)                 --
                                                              ----------------------------------------------------------
Net Asset Value End of Period...............................       $22.13              $ 23.33              $26.58
                                                              ----------------------------------------------------------
Total Return(D).............................................        (5.14)%             (10.16)%(B)           8.31%(B)
Net Assets End of Period (In Thousands).....................       $8,760              $ 2,842              $1,099
Ratio of Expenses to Average Net Assets.....................         2.40%                2.40%(A)            2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         3.24%                2.93%(A)            5.52%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.94)%              (2.11)%(A)          (2.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (2.78)%              (2.64)%(A)          (5.29)%(A)
Portfolio Turnover Rate.....................................          151%                  24%(A)             158%(A)

                                                                                   FOR THE PERIOD       FOR THE PERIOD
                                                                 YEAR ENDED       OCTOBER 1 THROUGH    JULY 17 THROUGH
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS C)                DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $23.32              $ 26.57              $24.54
Net Investment Income (Loss)................................        (0.41)(F)            (0.62)              (0.07)
Net Realized and Unrealized Gain (Loss) on Investments......        (0.70)               (2.08)               2.10
                                                              ----------------------------------------------------------
Total from Investment Operations............................        (1.11)               (2.70)               2.03
                                                              ----------------------------------------------------------
Dividends from Net Investment Income........................           --                   --                  --
Distributions from Capital Gains............................           --                (0.55)                 --
                                                              ----------------------------------------------------------
Total Distributions.........................................           --                (0.55)                 --
                                                              ----------------------------------------------------------
Net Asset Value End of Period...............................       $22.21              $ 23.32              $26.57
                                                              ----------------------------------------------------------
Total Return(D).............................................        (4.76)%             (10.16)%(B)           8.27%(B)
Net Assets End of Period (In Thousands).....................       $2,481              $   795              $  201
Ratio of Expenses to Average Net Assets.....................         2.40%                2.40%(A)            2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         3.24%                2.93%(A)            5.91%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................        (1.93)%              (2.11)%(A)          (2.15)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................        (2.77)%              (2.64)%(A)          (5.65)%(A)
Portfolio Turnover Rate.....................................          151%                  24%(A)             158%(A)


A Annualized.


B Not Annualized.


C Total returns do not include one time sales charge.


D Total return does not include contingent deferred sales charge.


E Effective September 1, 1995, ratio includes expenses paid indirectly.


F Based on average monthly shares outstanding.

                                                                         YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS A)               1998       1997       1996       1995       1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period....................    $  7.75    $  5.74    $  5.43    $  5.17    $  5.29
Net Investment Income (Loss)...........................      (0.03)(F)   0.01      (0.01)      0.02       0.03
Net Realized and Unrealized Gain (Loss) on
 Investments...........................................       0.42       2.53       0.62       0.46      (0.01)
                                                           ---------------------------------------------------
Total from Investment Operations.......................       0.39       2.54       0.61       0.48       0.02
                                                           ---------------------------------------------------
Dividends from Net Investment Income...................         --         --         --      (0.02)     (0.03)
Distributions from Capital Gains.......................      (0.22)     (0.53)     (0.30)     (0.20)     (0.11)
                                                           ---------------------------------------------------
Total Distributions....................................      (0.22)     (0.53)     (0.30)     (0.22)     (0.14)
                                                           ---------------------------------------------------
Net Asset Value End of Period..........................    $  7.92    $  7.75    $  5.74    $  5.43    $  5.17
                                                           ---------------------------------------------------
Total Return(C)........................................       5.15%     44.24%     11.28%      9.28%      0.34%
Net Assets End of Period (In Thousands)................    $79,867    $45,310    $17,308    $19,720    $22,120
Ratio of Expenses to Average Net Assets................       1.75%      1.75%      1.75%      1.75%      1.75%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)..............................................       1.85%      1.95%      2.38%      2.21%      2.15%
Ratio of Net Investment Income (Loss) to Average Net
 Assets ...............................................      (0.37)%     0.05%     (0.13)%     0.32%      0.60%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)............................      (0.48)%    (0.15)%    (0.76)%    (0.14)%     0.18%
Portfolio Turnover Rate................................         33%        63%       144%        37%        17%


                                                            YEAR ENDED DECEMBER 31,          FOR THE PERIOD
                                                        --------------------------------      MAY 1 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS B)            1998         1997         1996     DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.................    $  7.63      $  5.69      $ 5.41         $ 5.28
Net Investment Income (Loss)........................      (0.07)(F)       --       (0.03)         (0.01)
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       0.40         2.47        0.61           0.36
                                                        -----------------------------------------------------
Total from Investment Operations....................       0.33         2.47        0.58           0.35
                                                        -----------------------------------------------------
Dividends from Net Investment Income................         --           --          --          (0.02)
Distributions from Capital Gains....................      (0.22)       (0.53)      (0.30)         (0.20)
                                                        -----------------------------------------------------
Total Distributions.................................      (0.22)       (0.53)      (0.30)         (0.22)
                                                        -----------------------------------------------------
Net Asset Value End of Period.......................    $  7.74      $  7.63      $ 5.69         $ 5.41
                                                        -----------------------------------------------------
Total Return(D).....................................       4.44%       43.40%      10.77%          6.87%(B)
Net Assets End of Period (In Thousands).............    $61,929      $22,013      $2,606         $  862
Ratio of Expenses to Average Net Assets.............       2.30%        2.30%       2.30%          2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...........................................       2.41%        2.44%       2.92%          2.78%(A)
Ratio of Net Investment Income to Average Net
 Assets.............................................      (0.93)%      (0.67)%     (0.77)%        (0.40)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers).........................      (1.04)%      (0.81)%     (1.39)%        (0.90)%(A)
Portfolio Turnover Rate.............................         33%          63%        144%            37%(A)

                                                                                      FOR THE PERIOD
                                                                   YEAR ENDED          MAY 1 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS C)                   DECEMBER 31, 1998    DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................         $  7.74              $ 6.14
Net Investment Income (Loss)................................           (0.07)(F)           (0.02)
Net Realized and Unrealized Gain (Loss) on Investments......            0.45                2.15
                                                                --------------------------------------
Total from Investment Operations............................            0.38                2.13
                                                                --------------------------------------
Dividends from Net Investment Income........................              --                  --
Distributions from Capital Gains............................           (0.22)              (0.53)
                                                                --------------------------------------
Total Distributions.........................................           (0.22)              (0.53)
                                                                --------------------------------------
Net Asset Value End of Period...............................         $  7.90              $ 7.74
                                                                --------------------------------------
Total Return(D).............................................            5.03%              34.68%(B)
Net Assets End of Period (In Thousands).....................         $14,239              $2,684
Ratio of Expenses to Average Net Assets.....................            2.30%               2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................            2.40%               2.38%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................           (0.94)%             (0.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................           (1.04)%             (0.95)%(A)
Portfolio Turnover Rate.....................................              33%                 63%(A)

                                                                            YEAR ENDED DECEMBER 31,
ENTERPRISE INTERNATIONAL GROWTH FUND                          ---------------------------------------------------
(CLASS A)                                                      1998       1997       1996       1995       1994
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 16.71    $ 17.10    $ 16.08    $ 14.70    $ 17.44
Net Investment Income (Loss)................................     0.06       0.08       0.10       0.11      (0.01)
Net Realized and Unrealized Gain (Loss) on Investments......     2.32       0.73       1.88       2.12      (0.49)
                                                              ---------------------------------------------------
Total from Investment Operations............................     2.38       0.81       1.98       2.23      (0.50)
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................    (0.05)     (0.07)     (0.09)     (0.09)        --
Distributions from Capital Gains............................    (0.15)     (1.13)     (0.87)     (0.76)     (2.24)
                                                              ---------------------------------------------------
Total Distributions.........................................    (0.20)     (1.20)     (0.96)     (0.85)     (2.24)
                                                              ---------------------------------------------------
Net Asset Value End of Period...............................  $ 18.89    $ 16.71    $ 17.10    $ 16.08    $ 14.70
                                                              ---------------------------------------------------
Total Return(C).............................................    14.28%      4.75%     12.32%     15.17%     (2.82)%
Net Assets End of Period (In Thousands).....................  $41,458    $38,020    $34,837    $28,628    $27,523
Ratio of Expenses to Average Net Assets.....................     2.00%      2.00%      2.00%      2.00%      2.00%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     2.11%      2.11%      2.19%      2.40%      2.51%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     0.30%      0.50%      0.61%      0.70%     (0.20)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     0.19%      0.39%      0.42%      0.30%     (0.70)%
Portfolio Turnover Rate.....................................       52%        27%        24%        31%       116%

                                                                 YEAR ENDED DECEMBER 31,        FOR THE PERIOD
                                                              -----------------------------      MAY 1 THROUGH
       ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS B)          1998       1997       1996      DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 16.53    $ 16.97    $ 16.02         $14.82
Net Investment Income (Loss)................................    (0.04)      0.01       0.01          (0.02)
Net Realized and Unrealized Gain (Loss) on Investments......     2.28       0.69       1.87           2.08
                                                              --------------------------------------------------
Total from Investment Operations............................     2.24       0.70       1.88           2.06
                                                              --------------------------------------------------
Dividends from Net Investment Income........................       --      (0.01)     (0.06)         (0.10)
Distributions from Capital Gains............................    (0.15)     (1.13)     (0.87)         (0.76)
                                                              --------------------------------------------------
Total Distributions.........................................    (0.15)     (1.14)     (0.93)         (0.86)
                                                              --------------------------------------------------
Net Assets Value End of Period..............................  $ 18.62    $ 16.53    $ 16.97         $16.02
                                                              --------------------------------------------------
Total Return(D).............................................    13.57%      4.17%     11.72%         13.88%(B)
Net Assets End of Period (In Thousands).....................  $16,008    $ 9,878    $ 4,276         $1,094
Ratio of Expenses to Average Net Assets.....................     2.55%      2.55%      2.55%          2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     2.66%      2.67%      2.75%          2.75%(A)
Ratio of Net Investment Income to Average Net Assets........    (0.28)%    (0.06)%     0.09%         (0.65)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................    (0.39)%    (0.18)%    (0.11)%        (0.85)%(A)
Portfolio Turnover Rate.....................................       52%        27%        24%            31%(A)

                                                                              FOR THE PERIOD
                                                                                  MAY 1
                                                               YEAR ENDED        THROUGH
                                                              DECEMBER 31,     DECEMBER 31,
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS C)                    1998             1997
--------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................    $ 16.66          $ 17.51
Net Investment Income (Loss)................................       0.04            (0.03)
Net Realized and Unrealized Gain (Loss) on Investments......       2.31             0.39
                                                              ------------------------------
Total from Investment Operations............................       2.27             0.36
                                                              ------------------------------
Dividends from Net Investment Income........................      (0.01)           (0.08)
Distributions from Capital Gains............................      (0.15)           (1.13)
                                                              ------------------------------
Total Distributions.........................................      (0.16)           (1.21)
                                                              ------------------------------
Net Asset Value End of Period...............................    $ 18.77          $ 16.66
                                                              ------------------------------
Total Return(D).............................................      13.64%            2.07%(B)
Net Assets End of Period (In Thousands).....................    $ 3,498          $ 1,113
Ratio of Expenses to Average Net Assets.....................       2.55%            2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................       2.67%            2.75%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      (0.35)%          (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................      (0.47)%          (0.71)%(A)
Portfolio Turnover Rate.....................................         52%              27%(A)

                                                                    FOR THE PERIOD
                                                                    OCTOBER 1, 1998
                                                                        THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS A)                DECEMBER 31, 1998
------------------------------------------------------------    -----------------------
Net Asset Value Beginning of Period.........................            $ 5.00
Net Investment Income (Loss)................................              0.01
Net Realized and Unrealized Gain (Loss) on Investments......              1.04
                                                                        ------
Total from Investment Operations............................              1.05
                                                                        ------
Dividends from Net Investment Income........................                --
Distributions from Capital Gains............................                --
                                                                        ------
Total Distributions.........................................                --
                                                                        ------
Net Asset Value End of Period...............................            $ 6.05
                                                                        ------
Total Return(C).............................................             21.00%(B)
Net Assets End of Period (In Thousands).....................            $1,426
Ratio of Expenses to Average Net Assets.....................              1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................              6.58%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................              0.16%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................             (4.68)%(A)
Portfolio Turnover Rate.....................................                 2%

                                                                    FOR THE PERIOD
                                                                    OCTOBER 1, 1998
                                                                        THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS B)                DECEMBER 31, 1998
------------------------------------------------------------    -----------------------
Net Asset Value Beginning of Period.........................            $ 5.00
Net Investment Income (Loss)................................              0.01
Net Realized and Unrealized Gain (Loss) on Investments......              1.02
                                                                        ------
Total from Investment Operations............................              1.03
                                                                        ------
Dividends from Net Investment Income........................                --
Distributions from Capital Gains............................                --
                                                                        ------
Total Distributions.........................................                --
                                                                        ------
Net Asset Value End of Period...............................            $ 6.03
                                                                        ------
Total Return(D).............................................             20.60%(B)
Net Assets End of Period (In Thousands).....................            $1,023
Ratio of Expenses to Average Net Assets.....................              2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................              7.50%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................             (0.49)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................             (5.69)%(A)
Portfolio Turnover Rate.....................................                 2%

                                                                    FOR THE PERIOD
                                                                    OCTOBER 1, 1998
                                                                        THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS C)                DECEMBER 31, 1998
------------------------------------------------------------    -----------------------
Net Asset Value Beginning of Period.........................            $ 5.00
Net Investment Income (Loss)................................              0.01
Net Realized and Unrealized Gain (Loss) on Investments......              1.02
                                                                        ------
Total from Investment Operations............................              1.03
                                                                        ------
Dividends from Net Investment Income........................                --
Distributions from Capital Gains............................                --
                                                                        ------
Total Distributions.........................................                --
                                                                        ------
Net Asset Value End of Period...............................            $ 6.03
                                                                        ------
Total Return(D).............................................             20.60%(B)
Net Assets End of Period (In Thousands).....................            $  218
Ratio of Expenses to Average Net Assets.....................              2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................              6.42%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................             (0.33)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................             (4.45)%(A)
Portfolio Turnover Rate.....................................                 2%

                                                                         YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS A)              1998      1997       1996       1995       1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period......................   $ 12.03   $ 11.80    $ 11.83    $ 10.62    $ 12.44
Net Investment Income (Loss).............................      0.68      0.73       0.74       0.76       0.87
Net Realized and Unrealized Gain (Loss) on Investments...      0.12      0.23      (0.03)      1.21      (1.82)
                                                            --------------------------------------------------
Total from Investment Operations.........................      0.80      0.96       0.71       1.97      (0.95)
                                                            --------------------------------------------------
Dividends from Net Investment Income.....................     (0.68)    (0.73)     (0.74)     (0.76)     (0.87)
                                                            --------------------------------------------------
Total Distributions......................................     (0.68)    (0.73)     (0.74)     (0.76)     (0.87)
                                                            --------------------------------------------------
Net Asset Value End of Period............................   $ 12.15   $ 12.03    $ 11.80    $ 11.83    $ 10.62
                                                            --------------------------------------------------
Total Return(C)..........................................      6.82%     8.39%      6.29%     19.00%      7.81%
Net Assets End of Period (In Thousands)..................   $71,609   $68,639    $73,693    $86,224    $84,431
Ratio of Expenses to Average Net Assets..................      1.30%     1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)................................................      1.38%     1.46%      1.42%      1.44%      1.35%
Ratio of Net Investment Income (Loss) to Average Net
 Assets..................................................      5.61%     6.16%      6.35%      6.66%      7.60%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)..............................      5.53%     6.00%      6.23%      6.52%      7.59%
Portfolio Turnover Rate..................................         8%       10%         0%         0%        27%


                                                              YEAR ENDED DECEMBER 31,        FOR THE PERIOD
                                                            ----------------------------      MAY 1 THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS B)              1998       1997       1996     DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.......................  $ 12.02    $ 11.79    $11.83         $11.12
Net Investment Income (Loss)..............................     0.61       0.66      0.68           0.44
Net Realized and Unrealized Gain (Loss) on Investments....     0.12       0.23     (0.04)          0.71
                                                            -------------------------------------------------
Total from Investment Operations..........................     0.73       0.89      0.64           1.15
                                                            -------------------------------------------------
Dividends from Net Investment Income......................    (0.61)     (0.66)    (0.68)         (0.44)
                                                            -------------------------------------------------
Total Distributions.......................................    (0.61)     (0.66)    (0.68)         (0.44)
                                                            -------------------------------------------------
Net Asset Value End of Period.............................  $ 12.14    $ 12.02    $11.79         $11.83
                                                            -------------------------------------------------
Total Return(D)...........................................     6.24%      7.81%     5.61%         10.47%(B)
Net Assets End of Period (In Thousands)...................  $27,134    $12,285    $5,683         $2,124
Ratio of Expenses to Average Net Assets...................     1.85%      1.85%     1.85%          1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers).................................................     1.93%      2.01%     1.96%          1.91%(A)
Ratio of Net Investment Income to Average Net Assets......     5.00%      5.55%     5.79%          5.64%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)...............................     4.91%      5.39%     5.68%          5.58%(A)
Portfolio Turnover Rate...................................        8%        10%        0%             0%(A)


                                                               YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,      MAY 1 THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS C)                   1998        DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................     $12.03            $11.63
Net Investment Income (Loss)................................       0.62              0.46
Net Realized and Unrealized Gain (Loss) on Investments......       0.11              0.40
                                                              ---------------------------------
Total from Investment Operations............................       0.73              0.86
                                                              ---------------------------------
Dividends from Net Investment Income........................      (0.62)            (0.46)
                                                              ---------------------------------
Total Distributions.........................................      (0.62)            (0.46)
                                                              ---------------------------------
Net Asset Value End of Period...............................     $12.14            $12.03
                                                              ---------------------------------
Total Return(D).............................................       6.15%             7.49%(B)
Net Assets End of Period (In Thousands).....................     $3,089            $  498
Ratio of Expenses to Average Net Assets.....................       1.85%             1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................       1.94%             2.03%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................       4.97%             5.39%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................       4.88%             5.21%(A)
Portfolio Turnover Rate.....................................          8%               10%(A)

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
ENTERPRISE HIGH-YIELD BOND FUND (CLASS A)                      1998      1997      1996       1995       1994
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 12.35   $ 11.84   $ 11.39    $ 10.72    $ 11.70
Net Investment Income (Loss)................................     0.94      0.99      0.94       0.99       0.97
Net Realized and Unrealized Gain (Loss) on Investments......    (0.66)     0.51      0.45       0.67      (0.97)
                                                              -------------------------------------------------
Total from Investment Operations............................     0.28      1.50      1.39       1.66         --
                                                              -------------------------------------------------
Dividends from Net Investment Income........................    (0.94)    (0.99)    (0.94)     (0.99)     (0.98)
Distributions from Capital Gains............................    (0.16)       --        --         --         --
                                                              -------------------------------------------------
Total Distributions.........................................    (1.10)    (0.99)    (0.94)     (0.99)     (0.98)
                                                              -------------------------------------------------
Net Asset Value, End of Period..............................  $ 11.53   $ 12.35   $ 11.84    $ 11.39    $ 10.72
                                                              -------------------------------------------------
Total Return(C).............................................     2.29%    13.18%    12.78%     16.00%      0.05%
Net Assets End of Period (In Thousands).....................  $72,637   $66,422   $54,129    $52,182    $44,822
Ratio of Expenses to Average Net Assets.....................     1.30%     1.30%     1.30%      1.30%      1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     1.44%     1.47%     1.50%      1.52%      1.45%
Ratio of Net Investment Income to Average Net Assets........     7.72%     8.20%     8.21%      8.80%      8.60%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     7.58%     8.03%     8.01%      8.58%      8.52%
Portfolio Turnover Rate.....................................      114%      175%      180%        89%       113%

                                                               YEAR ENDED DECEMBER 31,      FOR THE PERIOD
                                                              --------------------------     MAY 1 THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS B)                      1998      1997      1996    DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $ 12.35   $ 11.84   $11.39        $11.11
Net Investment Income (Loss)................................     0.87      0.77     0.88          0.61
Net Realized and Unrealized Gain (Loss) on Investments......    (0.67)     0.51     0.45          0.28
                                                              ----------------------------------------------
Total from Investment Operations............................     0.20      1.28     1.33          0.89
                                                              ----------------------------------------------
Dividends from Net Investment Income........................    (0.87)    (0.77)   (0.88)        (0.61)
Distributions from Capital Gains............................    (0.16)       --       --            --
                                                              ----------------------------------------------
Total Distributions.........................................    (1.03)    (0.77)   (0.88)        (0.61)
                                                              ----------------------------------------------
Net Asset Value, End of Period..............................  $ 11.52   $ 12.35   $11.84        $11.39
                                                              ----------------------------------------------
Total Return(D).............................................     1.64%    12.59%   12.16%         8.12%(B)
Net Assets End of Period (In Thousands).....................  $35,495   $19,898   $7,892        $2,951
Ratio of Expenses to Average Net Assets.....................     1.85%     1.85%    1.85%         1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     1.99%     2.02%    2.05%         2.09%(A)
Ratio of Net Investment Income to Average Net Assets........     7.20%     7.51%    7.74%         7.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     7.06%     7.35%    7.55%         7.68%(A)
Portfolio Turnover Rate.....................................      114%      175%     180%           89%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS C)                     DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 12.35             $11.71
Net Investment Income (Loss)................................          0.87               0.61
Net Realized and Unrealized Gains (Losses) on Investments...         (0.66)              0.64
                                                              -------------------------------------
Total from Investment Operations............................          0.21               1.25
                                                              -------------------------------------
Dividends from Net Investment Income........................         (0.87)             (0.61)
Distributions from Capital Gains............................         (0.16)                --
                                                              -------------------------------------
Total Distributions.........................................         (1.03)             (0.61)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $ 11.53             $12.35
                                                              -------------------------------------
Total Return(D).............................................          1.72%             10.87%(B)
Net Assets End of Period (In Thousands).....................       $ 5,392             $1,463
Ratio of Expenses to Average Net Assets.....................          1.85%              1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................          1.99%              2.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................          7.27%              6.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  7.13%              6.68%(A)
Portfolio Turnover Rate.....................................           114%               175%(A)

                                                                        YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS A)                 1998      1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period......................  $ 13.95   $ 13.83    $ 13.99    $ 12.80    $ 14.31
Net Investment Income (Loss).............................     0.60      0.63       0.64       0.65       0.67
Net Realized and Unrealized Gain (Loss) on Investments...     0.20      0.31      (0.16)      1.21      (1.48)
                                                           --------------------------------------------------
Total from Investment Operations.........................     0.80      0.94       0.48       1.86      (0.81)
                                                           --------------------------------------------------
Dividends from Net Investment Income.....................    (0.60)    (0.63)     (0.64)     (0.65)     (0.68)
Distributions from Capital Gains.........................    (0.31)    (0.19)        --      (0.02)     (0.02)
                                                           --------------------------------------------------
Total Distributions......................................    (0.91)    (0.82)     (0.64)     (0.67)     (0.70)
                                                           --------------------------------------------------
Net Asset Value End of Period............................  $ 13.84   $ 13.95    $ 13.83    $ 13.99    $ 12.80
                                                           --------------------------------------------------
Total Return(C)..........................................     5.92%     6.96%      3.53%     14.85%     (5.69)%
Net Assets End of Period (In Thousands)..................  $23,710   $23,695    $28,478    $33,626    $34,297
Ratio of Expenses to Average Net Assets..................     1.10%     1.22%      1.25%      1.25%      1.25%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)................................................     1.40%     1.60%      1.41%      1.42%      1.28%
Ratio of Net Investment Income (Loss) to Average Net
 Assets..................................................     4.30%     4.50%      4.64%      4.82%      5.00%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)..............................     4.00%     4.12%      4.48%      4.65%      4.97%
Portfolio Turnover Rate..................................      100%        1%         1%         1%        26%

                                                               YEAR ENDED DECEMBER 31,      FOR THE PERIOD
                                                             ---------------------------     MAY 1 THROUGH
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS B)                   1998       1997      1996    DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period........................  $ 13.95    $13.83    $13.99        $13.44
Net Investment Income (Loss)...............................     0.53      0.55      0.56          0.38
Net Realized and Unrealized Gain (Loss) on Investments.....     0.20      0.31     (0.16)         0.57
                                                             -----------------------------------------------
Total from Investment Operations...........................     0.73      0.86      0.40          0.95
                                                             -----------------------------------------------
Dividends from Net Investment Income.......................    (0.53)    (0.55)    (0.56)        (0.38)
Distributions from Capital Gains...........................    (0.31)    (0.19)       --         (0.02)
                                                             -----------------------------------------------
Total Distributions........................................    (0.84)    (0.74)    (0.56)        (0.40)
                                                             -----------------------------------------------
Net Asset Value End of Period..............................  $ 13.84    $13.95    $13.83        $13.99
                                                             -----------------------------------------------
Total Return(D)............................................     5.33%     6.36%     2.96%         7.18%(B)
Net Assets End of Period (In Thousands)....................  $ 4,451    $2,883    $2,037        $  912
Ratio of Expenses to Average Net Assets....................     1.65%     1.76%     1.80%         1.80%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)..................................................     1.96%     2.16%     1.96%         1.98%(A)
Ratio of Net Investment Income to Average Net Assets.......     3.71%     3.94%     4.07%         4.08%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers).......................................     3.41%     3.54%     3.92%         3.94%(A)
Portfolio Turnover Rate....................................      100%        1%        1%            1%(A)

                                                               YEAR ENDED     FOR THE PERIOD
                                                              DECEMBER 31,     MAY 1 THROUGH
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS C)                       1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................    $ 13.95           $13.68
Net Investment Income (Loss)................................       0.53             0.36
Net Realized and Unrealized Gain (Loss) on Investments......       0.20             0.46
                                                              --------------------------------
Total from Investment Operations............................       0.73             0.82
                                                              --------------------------------
Dividends from Net Investment Income........................      (0.53)           (0.36)
Distributions from Capital Gains............................      (0.31)           (0.19)
                                                              --------------------------------
Total Distributions.........................................      (0.84)           (0.55)
                                                              --------------------------------
Net Asset Value End of Period...............................    $ 13.84           $13.95
                                                              --------------------------------
Total Return(D).............................................       5.34%            6.14%(B)
Net Assets End of Period (In Thousands).....................    $   777           $  184
Ratio of Expenses to Average Net Assets.....................       1.65%            1.67%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................       1.93%            2.34%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................       3.71%            3.99%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................       3.43%            3.32%(A)
Portfolio Turnover Rate.....................................        100%               1%(A)

                                                                       YEAR ENDED DECEMBER 31,               FOR THE PERIOD
                                                              ------------------------------------------    OCTOBER 1 THROUGH
ENTERPRISE MANAGED FUND (CLASS A)                               1998       1997        1996       1995      DECEMBER 31, 1994
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   9.25   $   7.97    $   6.70    $  4.91         $ 5.00
Net Investment Income (Loss)................................      0.06       0.04        0.06       0.04           0.01
Net Realized and Unrealized Gain (Loss) on Investments......      0.58       1.64        1.41       1.81          (0.09)
                                                              ---------------------------------------------------------------
Total from Investment Operations............................      0.64       1.68        1.47       1.85          (0.08)
                                                              ---------------------------------------------------------------
Dividends from Net Investment Income........................     (0.05)     (0.04)      (0.06)     (0.03)         (0.01)
Distributions from Capital Gains............................     (0.58)     (0.36)      (0.14)     (0.03)            --
                                                              ---------------------------------------------------------------
Total Distributions.........................................     (0.63)     (0.40)      (0.20)     (0.06)         (0.01)
                                                              ---------------------------------------------------------------
Net Asset Value End of Period...............................  $   9.26   $   9.25    $   7.97    $  6.70         $ 4.91
                                                              ---------------------------------------------------------------
Total Return(C).............................................      7.05%     21.05%      22.08%     37.68%         (1.58)%(B)
Net Assets End of Period (In Thousands).....................  $175,084   $156,608    $101,022    $47,839         $7,872
Ratio of Expenses to Average Net Assets.....................      1.50%      1.49%       1.57%      1.75%          1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................      1.50%      1.49%       1.57%      1.90%          3.71%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      0.57%      0.47%       1.12%      1.09%          1.30%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................      0.57%      0.47%       1.12%      0.94%         (0.32)%(A)
Portfolio Turnover Rate.....................................        43%        28%         33%        26%            27%(A)

                                                                  YEAR ENDED DECEMBER 31,        FOR THE PERIOD
                                                              -------------------------------     MAY 1 THROUGH
ENTERPRISE MANAGED FUND (CLASS B)                               1998        1997       1996     DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $   9.19    $   7.93    $  6.68        $  5.68
Net Investment Income (Loss)................................        --       (0.01)      0.02           0.01
Net Realized and Unrealized Gain (Loss) on Investments......      0.57        1.63       1.41           1.05
                                                              ---------------------------------------------------
Total from Investment Operations............................      0.57        1.62       1.43           1.06
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................     (0.01)         --      (0.04)         (0.03)
Distributions from Capital Gains............................     (0.58)      (0.36)     (0.14)         (0.03)
                                                              ---------------------------------------------------
Total Distributions.........................................     (0.59)      (0.36)     (0.18)         (0.06)
                                                              ---------------------------------------------------
Net Asset Value End of Period...............................  $   9.17    $   9.19    $  7.93        $  6.68
                                                              ---------------------------------------------------
Total Return(D).............................................      6.31%      20.45%     21.50%         18.38%(B)
Net Assets End of Period (In Thousands).....................  $161,552    $110,213    $57,037        $16,792
Ratio of Expenses to Average Net Assets.....................      2.05%       2.04%      2.13%          2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................      2.05%       2.04%      2.13%          2.45%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................      0.02%      (0.09)%     0.52%          0.31%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................      0.02%      (0.09)%     0.52%          0.14%(A)
Portfolio Turnover Rate.....................................        43%         28%        33%            26%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
ENTERPRISE MANAGED FUND (CLASS C)                             DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $  9.21             $  8.24
Net Investment Income (Loss)................................         (0.01)                 --
Net Realized and Unrealized Gain (Loss) on Investments......          0.49                1.38
                                                              -------------------------------------
Total from Investment Operations............................          0.48                1.38
                                                              -------------------------------------
Dividends from Net Investment Income........................         (0.02)              (0.05)
Distributions from Capital Gains............................         (0.58)              (0.36)
                                                              -------------------------------------
Total Distributions.........................................         (0.60)              (0.41)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $  9.09             $  9.21
                                                              -------------------------------------
Total Return(D).............................................          5.36%              16.74%(B)
Net Assets End of Period (In Thousands).....................       $11,654             $ 3,614
Ratio of Expenses to Average Net Assets.....................          2.05%               2.06%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................          2.05%               2.06%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................          0.02%              (0.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................          0.02%              (0.18)%(A)
Portfolio Turnover Rate.....................................            43%                 28%(A)

                                                                           YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
ENTERPRISE MONEY MARKET FUND (CLASS A)                         1998       1997       1996       1995       1994
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period......................... $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
Net Investment Income (Loss)................................     0.05       0.05       0.04       0.05       0.03
                                                             ----------------------------------------------------
Total from Investment Operations............................     0.05       0.05       0.04       0.05       0.03
                                                             ----------------------------------------------------
Dividends from Net Investment Income........................    (0.05)     (0.05)     (0.04)     (0.05)     (0.03)
                                                             ----------------------------------------------------
Total Distributions.........................................    (0.05)     (0.05)     (0.04)     (0.05)     (0.03)
                                                             ----------------------------------------------------
Net Asset Value End of Period............................... $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                             ----------------------------------------------------
Total Return................................................     5.04%      4.69%      4.51%      5.05%      3.34%
Net Assets End of Period (In Thousands)..................... $140,490    $68,466    $59,074    $40,325    $32,334
Ratio of Expenses to Average Net Assets.....................     0.64%      1.00%      1.00%      1.00%      1.00%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     0.64%      1.24%      1.18%      1.35%      1.33%
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................     4.91%      4.59%      4.42%      4.92%      3.30%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     4.91%      4.35%      4.24%      4.57%      3.08%

                                                                 YEAR ENDED DECEMBER 31,         FOR THE PERIOD
                                                              -----------------------------       MAY 1 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS B)                         1998        1997       1996      DECEMBER 31, 1995
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................  $  1.00     $ 1.00     $ 1.00          $ 1.00
Net Investment Income (Loss)................................     0.05       0.04       0.04            0.03
                                                              ---------------------------------------------------
Total from Investment Operations............................     0.05       0.04       0.04            0.03
                                                              ---------------------------------------------------
Dividends from Net Investment Income........................    (0.05)     (0.04)     (0.04)          (0.03)
                                                              ---------------------------------------------------
Total Distributions.........................................    (0.05)     (0.04)     (0.04)          (0.03)
                                                              ---------------------------------------------------
Net Asset Value End of Period...............................  $  1.00     $ 1.00     $ 1.00          $ 1.00
                                                              ---------------------------------------------------
Total Return(D).............................................     5.04%      4.11%      3.94%           2.95%(B)
Net Assets End of Period (In Thousands).....................  $10,147     $5,980     $1,344          $  394
Ratio of Expenses to Average Net Assets.....................     0.64%      1.55%      1.55%           1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................     0.64%      1.79%      1.73%           1.88%(A)
Ratio of Net Investment Income to Average (Loss) Net
 Assets.....................................................     4.91%      4.09%      3.85%           4.23%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................     4.91%      3.85%      3.68%           3.90%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED         MAY 1 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS C)                        DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................       $ 1.00              $ 1.00
Net Investment Income (Loss)................................         0.05                0.02
                                                              -------------------------------------
Total from Investment Operations............................         0.05                0.02
                                                              -------------------------------------
Dividends from Net Investment Income........................        (0.05)              (0.02)
                                                              -------------------------------------
Total Distributions.........................................        (0.05)              (0.02)
                                                              -------------------------------------
Net Asset Value End of Period...............................       $ 1.00              $ 1.00
                                                              -------------------------------------
Total Return(D).............................................         5.04%               2.86%(B)
Net Assets End of Period (In Thousands).....................       $4,680              $1,021
Ratio of Expenses to Average Net Assets.....................         0.63%               1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................         0.63%               1.85%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................         4.90%               4.15%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................         4.90%               3.85%(A)

                              FOR MORE INFORMATION

     The following documents contain more information about the Funds and are available free of charge upon request:

         Annual/Semi-annual Reports.   Contain financial statements, performance
     data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

         Statement of Additional Information (SAI).   Contains additional
     information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Funds by contacting:

              The Enterprise Group of Funds, Inc.
              Atlanta Financial Center
              3343 Peachtree Road, N.E., Suite 450
              Atlanta, Georgia 30326

              1-800-432-4320


or by calling your broker or financial advisor. A copy of the prospectus is also available on the Funds' web site at www.enterprisefunds.com.

     Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. You also may obtain additional information about the Funds by visiting the Enterprise Group of Funds, Inc.'s website (www.enterprisefunds.com) and 24-hour Shareholder information by calling 1-800-821-9540.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
File No. 811-01582



(ENTERPRISE LOGO)
                                                      Mail to: The Enterprise Group of Funds, Inc.
                                                      P.O. Box 219731
                                                      Kansas City, MO 64141-6731
                                                      Make check payable to: The Enterprise Group of Funds, Inc.
                                                      The Funds do not accept money orders.
                                                      For assistance call Enterprise Shareholder Services:
                                                      1-800-368-3527


  NEW ACCOUNT APPLICATION


   1      TYPE OF ACCOUNT (PLEASE PRINT OR TYPE)



                                                              [ ] JOINT
          [ ] INDIVIDUAL
                                                              SSN# -----------------------------------------------------
          Name ---------------------------------------------
                                                                Use only the social security number of the first listed
                                                                                     joint tenant.
          Joint Registrant (if any)
          Name ---------------------------------------------


--------------------------------------------------------------------------------

          [ ] UNIFORM GIFT TO MINORS or  [ ] UNIFORM TRANSFER TO MINORS
          Name of Adult Custodian (only one permitted)
          ---------------------------------------------------------------------
          Name of Minor (only one permitted)
          ------------------------------------------------------------------------------
          Minor's Date of Birth                   Minor's Social Security Number
          ------------------                      -----------------------------------------
          under the ------------------------------ Uniform Gifts/Transfers to Minors Act
                   State of Residence of Minor

--------------------------------------------------------------------------------

          [ ] CORPORATION              [ ] PARTNERSHIP              Taxpayer ID#
                                                                    -----------------------------------------------
                                                                    or
          [ ] TRUST                    [ ] OTHER                    Social Security #
                                                                    ---------------------------------------------
          Name of Corporation, Partnership, Trust or Other -----------------------------------------------------------------
                                                            ----------------------------------------------------------------
          Name of Trustee(s) (if Trust)
          ---------------------------------------------------------------------------------------
          Date of Trust Agreement (if Trust)
          ---------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   2      MAILING ADDRESS

          Street or PO Box
          --------------------------------------------------------------------------------------------------
                                                                   State ------------------     Zip Code ----------------
          City
          ------------------------------------------------------
                                                                   E-mail Address --------------------------------------
          Daytime Telephone
          ---------------------------------------


--------------------------------------------------------------------------------


   3      INVESTMENT INFORMATION (IF NO CLASS INDICATED, INVESTMENT WILL BE MADE IN CLASS A SHARES.)

          TOTAL DOLLARS INVESTED $ __________  ($1000 MINIMUM PER CLASS PER FUND)
                                                                                                  CLASS OF SHARES (CHECK ONE)
                                                                                                    A          B          C


                                                               Growth                              [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Growth and Income                   [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Equity                              [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Equity Income                       [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Capital Appreciation                [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Multi-Cap Growth                    [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Small Company Growth                [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Small Company Value                 [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               International Growth                [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Global Financial Services           [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Internet                            [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Government Securities               [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               High-Yield Bond                     [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Tax-Exempt Income                   [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Balanced                            [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Managed                             [ ]        [ ]        [ ]
          $  _____________________  or ____________ %


                                                               Money Market                        [ ]        [ ]        [ ]
          $  _____________________  or ____________ %

   3


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  4       RIGHT OF ACCUMULATION DISCOUNT

          The following previously established Class A Enterprise Fund
          Accounts qualify for inclusion with the account established hereby under the Cumulative Right of Accumulation Discount provisions of the Prospectus for a reduced sales charge.
          Account number(s) and registration:

          1. -------------------------------------------------------

          2. -------------------------------------------------------

          3. -------------------------------------------------------

          4. -------------------------------------------------------



--------------------------------------------------------------------------------



  5 LETTER OF INTENT -- OPTIONAL (see terms and conditions in prospectus) Class A Shares only

          Although I am not obligated to do so, it is my intention to invest over a 13 month period in shares of one or more of the above Funds an aggregate amount of at least equal to that which is checked below:


          [ ] $100,000   [ ] $250,000   [ ] $500,000   [ ] $1,000,000
          or more
          Each purchase will be made at the then reduced offering
          price applicable to the amount checked above, as described in the Prospectus. By completing this Letter of Intent and signing this application below, I agree to the terms and
          conditions of the Letter of Intent and Escrow Account set
          forth in the Prospectus.
          In making purchases under this letter, the following are the related accounts on which reduced offering prices are to
          apply:

          Account number(s) and registration:

          1. -------------------------------------------------------

          2. -------------------------------------------------------

--------------------------------------------------------------------------------


  6       DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS



          [ ]     All distributions automatically reinvested


          [ ]     Income in cash, capital gains reinvested

          [ ]     Income reinvested, capital gains in cash

          [ ]     All distributions in cash by check

          [ ]     All distributions in cash, sent to bank account of record
                  (must complete Section 11)
          Invest income/capital gains (circle one or both)
          From the --------------------------- Fund(s) into the
          --------------------------- Fund (account is subject to the $1,000 minimum)

  6
           Income reinvested, capital gains in cash
           All distributions in cash by check


--------------------------------------------------------------------------------


  7       TELEPHONE EXCHANGE PRIVILEGE AND/OR TELEPHONE REDEMPTION PRIVILEGE

          Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to exchange or redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Enterprise Funds current Prospectus. I understand that the exchange privilege is only available for exchanges within the same class of shares.


          [ ] I DO NOT WANT THE TELEPHONE EXCHANGE PRIVILEGE     [ ] I DO NOT WANT THE TELEPHONE REDEMPTION PRIVILEGE
          Redemptions by telephone must be for an amount less than $50,000 and will be sent by check via U.S. Mail to the address of record, or sent to the bank of record, if Section 7 is completed with bank instructions.
          Redemptions of Class B and C shares may be subject to a contingent deferred sales charge, as set forth in the Enterprise Funds Prospectus.
          Neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. Should the Fund or its Transfer Agent fail to utilize reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.


--------------------------------------------------------------------------------



  8       SIGNATURES
          The undersigned warrants that I (we) have full authority to make this application, am (are) of legal age and have received and read a current Prospectus and agree to its terms. I (we) certify that the information provided on this form is correct and complete.
          Unless indicated by the box below, the account owner is not subject to backup withholding.



          [ ] The undersigned is subject to backup withholding.
          NOTE: Do not check this box indicating that you are subject to backup withholding unless you have received such notice from the Internal Revenue Service.
          ------------------------------------------------------------
          Signature of Individual, Custodian or     Date
          Trustee
          ------------------------------------------------------------
          Signature of Joint Registrant, if any     Date


--------------------------------------------------------------------------------


  9       TO BE COMPLETED BY BROKER OR DEALER
          Registered Representative Name
          --------------------------------
          Broker/Dealer Name
          ------------------------------------------------------------
          Branch Address
          ------------------------------------------------------------

          ---------------------------------------------------------

  9
          Representative Number
          ----------------------------------------
          Broker/Dealer Name
          ------------------------------------------------------------
          Branch Address
          ------------------------------------------------------------
          Branch Telephone Number (     )-----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   OPTIONAL FEATURES


  10      AUTOMATIC BANK DRAFT PLAN
          With this plan, Enterprise will transfer money by ACH from your bank account to your Enterprise Fund account(s) on a monthly basis. The automatic bank draft plan is subject to a $100 minimum initial investment and a $25 minimum subsequent investment per Fund.
          These investments should begin --------------- (month)
          --------------- (day)


          [ ] Invest $ ------------------ into the
          ------------------ Fund


          [ ] Invest $ ------------------ into the
          ------------------ Fund


          [ ] Invest $ ------------------ into the
          ------------------ Fund


          [ ] Invest $ ------------------ into the
          ------------------ Fund


--------------------------------------------------------------------------------


  11      BANK ACCOUNT OF RECORD


          [ ] I DO NOT want the bank of the purchase check established as the bank of record. If bank of record is different, Please attach VOIDED check.

          Bank Name
          ------------------------------------------------------------

          Bank Address
          ------------------------------------------------------------

          City
          ---------------------------------------------           State
          ------------------           Zip Code ------------

          Bank ABA # ------------------------------            Bank
          Account # ---------------------------------------------

          Account Name
          ------------------------------------------------------------


--------------------------------------------------------------------------------


  12      AUTOMATIC DOLLAR COST AVERAGING PLAN
          With this plan, Enterprise will transfer money directly from your Enterprise account into whichever Enterprise Funds you choose. This plan is subject to a $1,000 balance in the Fund that is to be debited. You may choose to have $50 or more transferred within the same class of shares to either an established Enterprise Fund, or you may open a new account subject to an initial minimum of $100.
          My --------------- Fund account should be debited beginning
          ------------ (month) --------------- (day)


          [ ] Invest $ ------------------ into the
          ------------------ Fund


          [ ] Invest $ ------------------ into the
          ------------------ Fund


--------------------------------------------------------------------------------


          CHECKWRITING (OPTIONAL -- ENTERPRISE CLASS A MONEY MARKET
  13 FUND ONLY (Subject to a $5,000 minimum investment and $500 minimum per check.)
          If you wish to have checkwriting privileges, complete and sign below.

          Account Name
          ------------------------------------------------------------
                         (must be the same as Shareholder Account
          Registration)

          Authorized Signature(s)
          ------------------------------------------------------------

          ------------------------------------------------------------



          Check one:
                      --------------- All signatures required
                      --------------- One signature is required
                      --------------- Shareholder is a Trust, Corporation or other organization
                      --------------- Total number of signatures required
          In signing this signature card, the signator(s) signifies his/her agreement to be subject to the rules and regulations of State Street
          Bank and Trust Company pertaining thereto and as amended from time to time and subject to the conditions printed in the prospectus.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  14      SYSTEMATIC WITHDRAWAL PLAN
          This plan makes it easy for you to receive regular income from your investment, have checks deposited into your bank account, or have this income sent to a third party. Minimum account balance of $5,000 is required. For additional information, please see the Prospectus.
          I wish to open a systematic withdrawal account:


          [ ] In a new account established with this application


          [ ] In an existing account
          -----------------------------------------------------------
          Fund, account number and registration
          Please redeem sufficient shares on the 15(th) day of the
          month or the preceding business day ($100 minimum).
          Quarterly and annual withdrawals will be processed on the
          15th day or the preceding business day of the month
          following the quarter or year end.


          [ ] Monthly amount of $ ------------------


          [ ] Quarterly amount of $ ------------------


          [ ] Annual amount of $ --------------------


          Check one:
                      [ ] Send checks to the address of registration.
                      [ ] Deposit checks into my bank account. (Section 11 of this application must be completed.)
                      [ ] Send checks to the following third party:
                      ------------------------------------------------------------
                      First Name            Middle Initial              Last Name
                      ------------------------------------------------------------
                      Street Address
                      ------------------------------------------------------------
                      City                   State                      Zip Code
                      ------------------------------------------------------------
                      Your Signature (as on account)

--------------------------------------------------------------------------------


  15      SIGNATURES
          The undersigned warrants that I (we) have full authority to elect the above options for my Enterprise Account. If this is a new account, this page must accompany a new account application. If this is an existing account, please list the account number below:

          ------------------------------------------------------------
          Enterprise Account number and registration

          ------------------------------------------------------------
          Signature of Individual, Custodian or
          Trustee                                          Date

          ------------------------------------------------------------
          Signature of Joint Registrant, if
          any                                                   Date


NOTE:
IF THIS CHECKWRITING CARD (SEE REVERSE) IS SIGNED BY MORE       DEPOSITOR(S) HEREBY AUTHORIZE THE ACCOUNT OR ITS REDEMPTION
THAN ONE PERSON, ALL CHECKS WILL REQUIRE ONLY ONE OF THE        AGENT TO HONOR REDEMPTION REQUESTS PRESENTED IN THE ABOVE
SIGNATURES APPEARING EXACTLY AS ABOVE UNLESS OTHERWISE          MANNER BY THE AGENT. THE ACCOUNT AND ITS REDEMPTION AGENT
INDICATED. EACH PERSON GUARANTEES THE GENUINENESS OF THE        WILL NOT BE LIABLE FOR ANY LOSS, EXPENSE, COST OR DAMAGE
OTHER'S SIGNATURE. CHECKS MAY NOT BE FOR LESS THAN $500.        ARISING OUT OF CHECK REDEMPTION. SHARES OF THE ACCOUNT WHICH
CANCELLED CHECKS WILL BE RETURNED ONCE MONTHLY FOLLOWING THE    WERE PURCHASED BY CHECK WITHIN FIFTEEN (15) CALENDAR DAYS
MONTH IN WHICH THEY ARE CLEARED BY THE AGENT.                   WILL NOT BE REDEEMED UNTIL THE END OF SUCH TIME PERIOD. THE
                                                                AGENT HAS THE RIGHT NOT TO HONOR CHECKS IN AMOUNTS EXCEEDING
STATE STREET BANK AND TRUST COMPANY IS HEREBY APPOINTED         THE VALUE OF THE DEPOSITOR(S) SHAREHOLDER ACCOUNT AT THE
AGENT (AGENT) BY THE PERSON(S) SIGNING THIS CARD (THE           TIME THE CHECK IS PRESENTED FOR PAYMENT. IF YOUR ACCOUNT IS
"DEPOSITOR(S)") AND, AS AGENT, IS AUTHORIZED AND DIRECTED TO    SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE, PLEASE SEE
PRESENT CHECKS DRAWN ON THIS CHECKING ACCOUNT TO THE            THE PROSPECTUS FOR ADDITIONAL TERMS AND CONDITIONS.
DESIGNATED FUND ("ACCOUNT") OR ITS REDEMPTION AGENT AND AS      THE AGENT RESERVES THE RIGHT TO CHANGE, MODIFY OR TERMINATE
REQUESTS TO REDEEM SHARES OF THE ACCOUNT REGISTERED IN THE      THIS CHECKING ACCOUNT AT ANY TIME UPON NOTIFICATION MAILED
NAME OF THE DEPOSITOR(S) IN THE AMOUNTS OF SUCH CHECKS AND      TO THE ADDRESS OF RECORD OF THE DEPOSITOR(S).
TO DEPOSIT THE PROCEEDS OF SUCH REDEMPTIONS. THE AGENT SHALL
BE LIABLE ONLY FOR ITS OWN NEGLIGENCE.

                          The Enterprise Group of Funds





                               Investment Advisor
                       Enterprise Capital Management, Inc.
                            Atlanta Financial Center
                            3343 Peachtree Road, N.E.
                                    Suite 450
                             Atlanta, GA 30326-1022


                                   Distributor
                       Enterprise Fund Distributors, Inc.
                            Atlanta Financial Center
                            3343 Peachtree Road, N.E.
                                    Suite 450
                             Atlanta, GA 30326-1022
                             Telephone: 800-432-4320


                                    Custodian
                       State Street Bank and Trust Company
                                   Boston, MA


                                 Transfer Agent
                     National Financial Data Services, Inc.
                                330 W. 9th Street
                              Kansas City, MO 64105
                             Telephone: 800-368-3527


                             Independent Accountants
                           PricewaterhouseCoopers LLP
                                   Atlanta, GA


                      Member - Investment Company Institute

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION

         The following documents contain more information about the Funds and are available free of charge upon request:

                          ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

                          STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

         You may obtain copies of these documents or ask questions about the Funds by contacting:

                          Enterprise Group of Funds, Inc.
                          Atlanta Financial Center
                          3343 Peachtree Road, N.E., Suite 450
                          Atlanta, Georgia 30326
                          1-800-368-3527

         or by calling your broker or financial advisor.

         Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. You also may obtain additional information about the Funds by visiting the Enterprise Group of Funds, Inc.'s website (www.enterprisefunds.com) and 24-hour Shareholder Information by calling 1-800-821-9540.

         You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                                 CLASS Y SHARES


                                  JULY 1, 1999


                                  EQUITY FUNDS

                                  Growth Fund
                             Growth and Income Fund
                                  Equity Fund
                               Equity Income Fund
                           Capital Appreciation Fund
                             Multi-Cap Growth Fund
                           Small Company Growth Fund
                            Small Company Value Fund
                           International Growth Fund

                                  SECTOR FUNDS

                         Global Financial Services Fund
                                 Internet Fund

                                  INCOME FUNDS

                           Government Securities Fund
                              High-Yield Bond Fund
                             Tax-Exempt Income Fund

                             DOMESTIC HYBRID FUNDS

                                 Balanced Fund
                                  Managed Fund

                               MONEY MARKET FUND

                               Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS


Introduction................................................    1
Growth Fund.................................................    2
Growth and Income Fund......................................    4
Equity Fund.................................................    6
Equity Income Fund..........................................    8
Capital Appreciation Fund...................................   10
Multi-Cap Growth Fund.......................................   12
Small Company Growth Fund...................................   14
Small Company Value Fund....................................   16
International Growth Fund...................................   18
Global Financial Services Fund..............................   20
Internet Fund...............................................   22
Government Securities Fund..................................   24
High-Yield Bond Fund........................................   26
Tax-Exempt Income Fund......................................   28
Balanced Fund...............................................   30
Managed Fund................................................   32
Money Market Fund...........................................   34
Additional Information About the Funds' Investments and
  Risks.....................................................   36
Higher-Risk Securities and Practices........................   38
Risk Terminology............................................   40
Shareholder Account Information.............................   41
  Class Y Shares............................................   41
  Dealer Compensation.......................................   41
  Purchasing, Redeeming and Exchanging Shares...............   42
Transaction and Account Policies............................   46
  Valuation of Shares.......................................   46
  Execution of Requests.....................................   46
  Telephone Transactions....................................   46
  Exchanges and Redemptions.................................   47
  Share Certificates........................................   47
  Small Accounts............................................   47
Dividends, Distributions and Taxes..........................   48
Fund Management.............................................   50
  The Investment Advisor....................................   50
  The Fund Managers.........................................   51
Financial Highlights........................................   55

                                  INTRODUCTION

     The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class Y shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

     Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

     Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies, industry sectors or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets in which these securities trade. In addition, the investments made by a Fund may underperform the market generally or other mutual funds with a similar investment objective of that Fund. As with other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. A Fund may not achieve its objective. A Fund's objective may not be changed without shareholder approval.

Columns of various heights: located to the left of the section titled:
"Enterprise Growth Fund Portfolio Profile."

                             ENTERPRISE GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of large capitalization companies

                     Fund Manager  Montag & Caldwell, Inc.

                     Who May Want to Invest Investors who want the value of their investment to grow but do not need to receive income on their investment.

                     Investment Strategies The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

Illustrates volatility of an investment and shows changes in Class Y shares performance from 1997-1998

                   BEST QUARTER                                         WORST QUARTER
                      27.52%                                               -13.92%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1998)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Growth Fund..................................  Class Y     32.09%                 36.09%
S&P 500(2)..............................................              28.57%                 33.45%

---------------

(1) Inception date for Class Y shares is August 31, 1996.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND
SHARES)
----------------------------------------------------------------------------
Investment Advisory Fees......................................        0.75%
Distribution and Service (12b-1) Fees.........................        None
Other Expenses................................................        0.28%
                                                                      ----
Total Annual Fund Operating Expenses..........................        1.03%
                                                                      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $105     $328      $569      $1,259
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $105     $328      $569      $1,259

Columns of various heights: located to the left of the section titled:
"Enterprise Growth and Income Fund Portfolio Profile."

                       ENTERPRISE GROWTH AND INCOME FUND

                     FUND PROFILE

                     Investment Objective Total return through capital appreciation with income as a secondary consideration

                     Principal Investments Broadly diversified group of U.S. common stocks of large capitalization companies

                     Fund Manager  Retirement System Investors Inc.

                     Who May Want to Invest Investors who want the value of their investment to grow with the potential of receiving dividend income.

                     Investment Strategies The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies. The Fund selects stocks that it believes will appreciate in value, seeking to take advantage of temporary stock price inefficiencies, which may be caused by market participants focusing heavily on short-term developments.
In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.


Illustrates volatility of an investment and shows changes in Class Y shares performance from 1992-1998

                   BEST QUARTER                                         WORST QUARTER
                      19.50%                                               -12.40%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                            PAST ONE    PAST FIVE
DECEMBER 31, 1998)                                          YEAR        YEARS        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund............  Class Y     17.08%       21.79%                 18.79%
S&P 500(2)...................................              28.57%       24.06%                 19.20%

---------------

(1) Inception for Class Y shares is May 31, 1991.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Adviser has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None


ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................            0.75%
Distribution and Service (12b-1) Fees.............................            None
Other Expenses....................................................            0.73%
                                                                             -----
Total Annual Operating Expenses...................................            1.48%
Less Expense Reimbursements.......................................           (0.43%)
                                                                             -----
Net Annual Fund Operating Expenses................................            1.05%
                                                                             -----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $426      $767      $1,732
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $426      $767      $1,732

Columns of various heights: located to the left of the section titled:
"Enterprise Equity Fund Portfolio Profile."


                             ENTERPRISE EQUITY FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments  U.S. common stocks

                     Fund Manager  OpCap Advisors

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment.

                     Investment Strategies The Equity Fund invests primarily in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and under-valued assets. The Fund Manager also imposes a strict sell discipline to sell the stock once it rises close to the target price established by the Fund Manager.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None


ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................            0.75%
Distribution and Service (12b-1) Fees.............................            None
Other Expenses....................................................            1.51%
                                                                             -----
Total Annual Operating Expenses...................................            2.26%
Less Expense Reimbursements.......................................           (1.13%)
                                                                             -----
Net Annual Fund Operating Expenses................................            1.13%
                                                                             -----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $115     $598     $1,107     $2,507
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $115     $598     $1,107     $2,507

Columns of various heights: located to the left of the section titled:
"Enterprise Equity Income Fund Portfolio Profile."


                         ENTERPRISE EQUITY INCOME FUND

                     FUND PROFILE

                     Investment Objective A combination of growth and income to achieve an above-average and consistent total return

                     Principal Investments  Dividend-paying U.S. common stocks

                     Fund Manager  1740 Advisers, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow, with the potential of receiving dividend income.

                     Investment Strategies The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

Principal Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None


Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.38%
                                                                             ----
Total Annual Operating Expenses...................................           1.13%
Less Expense Reimbursements.......................................          (0.08%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.05%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $351      $615      $1,367
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $351      $615      $1,367

Ticker: Old fashioned ticker tape: located to the left of the section titled:
"Enterprise Capital Appreciation Fund Portfolio Profile."


                      ENTERPRISE CAPITAL APPRECIATION FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics

                     Fund Manager  Provident Investment Counsel, Inc.

                     Who May Want To Invest Investors who want the value of their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies.

                     Investment Strategies The Capital Appreciation Fund invests in U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics. The Fund Manager's criteria for stock selection include: (a) steadily increasing earnings; and (b) a three-year performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate which, in the aggregate, average 1.5 times the average performance of the S&P 500 for the same period. The Fund Manager selects stocks of small, medium and large capitalization companies in an attempt to achieve an average capitalization of portfolio companies that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Principal Risks The Fund's investment universe consists of large, medium and small capitalization common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)    CLASS Y
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..............................       None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)...............................................       None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS Y
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.30%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.05%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $334      $579      $1,283
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $334      $579      $1,283

Ticker: Old fashioned ticker tape: located to the left of the section titled:
"Enterprise Multi-Cap Growth Fund Portfolio Profile."


                        ENTERPRISE MULTI-CAP GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or traded in the over-the-counter market

                     Fund Manager  Fred Alger Management, Inc.

                     Who may want to Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small and medium company stocks for the possibility of higher returns; and want to diversify their portfolio to include small, medium and large company stocks.

                     Investment Strategies The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories:
                     High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition. The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchase exceeds the cost of borrowing, including the interest paid on the money borrowed.

Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

In addition, the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.


PERFORMANCE INFORMATION



Information about Portfolio performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES


This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses other than interest expenses through May 1, 2000, to the expense ratio set forth in the table below.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................         None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................         None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND
SHARES)
----------------------------------------------------------------------------
Investment Advisory Fees......................................         1.00%
Distribution and Service (12b-1) Fees.........................         None
Other Expenses(1).............................................         1.74%
                                                                     ------
Total Annual Fund Operating Expenses..........................         2.74%
                                                                     ------
Less Expense Reimbursements...................................        (1.28)%
Net Annual Fund Operating Expenses............................         1.46%
                                                                     ------

---------------

(1) Based on estimated amounts for the current fiscal year. Includes 0.06% interest expense.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $149    $  729
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $149    $  729

Ticker: Old fashioned ticker tape: located to the left of the section titled:
"Small Company Growth Fund Portfolio Profile."


                      ENTERPRISE SMALL COMPANY GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager  William D. Witter, Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks.

                     Investment Strategies The Small Company Growth Fund invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

Illustrates volatility of an investment and shows changes in Class Y shares performance from 1992-1998


                   BEST QUARTER                                         WORST QUARTER
                      27.19%                                               -24.36%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                            PAST ONE    PAST FIVE
DECEMBER 31, 1998)                                          YEAR        YEARS        RETURN SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund.........  Class Y     -3.76%       15.80%                 18.75%
Russell 2000(2)..............................              -2.56%       11.86%                 13.74%

---------------

(1) Inception date for Class Y shares is May 31, 1991.
(2) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None


Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           1.15%
                                                                             ----
Total Annual Fund Operating Expenses..............................           2.15%
Less Expense Reimbursements.......................................          (0.75%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.40%
                                                                             ----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $143     $601     $1,086     $2,424
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $143     $601     $1,086     $2,424

Ticker: Old fashioned ticker tape: located to the left of the section titled:
"Enterprise Small Company Value Fund Portfolio Profile."


                      ENTERPRISE SMALL COMPANY VALUE FUND

                     FUND PROFILE

                     Investment Objective  Maximum capital appreciation

                     Principal Investments U.S. common stocks of small capitalization companies

                     Fund Manager Gabelli Asset Management Company (GAMCO Investors, Inc.)

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks.

                     Investment Strategies The Small Company Value Fund invests primarily in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what a private investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

Principal Risks The Fund invests primarily in common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, the Fund invests primarily in small-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-1998


                   BEST QUARTER                                         WORST QUARTER
                      19.21%                                               -16.95%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)


------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1998)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Small Company Value Fund.....................  Class Y      6.13%                 17.93%
Russell 2000(2).........................................              -2.56%                 14.78%

---------------

(1) Inception date for Class Y shares is May 31, 1995.
(2) This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None


ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.64%
                                                                             ----
Total Annual Operating Expenses...................................           1.39%
Less Expense Reimbursements.......................................          (0.09%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.30%
                                                                             ----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $132     $431      $752      $1,661
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $132     $431      $752      $1,661

Columns of various heights: located to the left of the section titled:
"Enterprise International Growth Fund Portfolio Profile."

                      ENTERPRISE INTERNATIONAL GROWTH FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments  Non-U.S. equity securities

                     Fund Manager  Vontobel USA Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; and are willing to accept the increased risk of international investing for the possibility of higher returns.

                     Investment Strategies The International Growth Fund invests primarily in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

Principal Risks The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.


Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-1998

                   BEST QUARTER                                         WORST QUARTER
                      17.54%                                               -13.79%
                (DECEMBER 31, 1998)                                 (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1998)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise International Growth Fund..................    Class Y     14.73%                 12.22%
MSCI EAFE Index(2)....................................                20.00%                  8.49%

---------------

(1) Inception date for Class Y shares is July 31, 1995.
(2) The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,032 companies that are representative of the market structure of 20 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None


ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.85%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.81%
                                                                             ----
Total Annual Operating Expenses...................................           1.66%
Less Expense Reimbursements.......................................          (0.11%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.55%
                                                                             ----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $158     $513      $892      $1,956
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $158     $513      $892      $1,956

Ticker: Old fashioned ticker tape: located to the left of the section titled:
"Global Financial Services Fund Portfolio Profile."

                   ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

                     FUND PROFILE

                     Investment Objective  Capital appreciation

                     Principal Investments Common stocks of domestic and foreign financial services companies

                     Fund Manager  Sanford C. Bernstein & Co., Inc.

                     Who May Want To Invest Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns.

                     Investment Strategies The Global Financial Services Fund invests primarily in the domestic and foreign financial services industry by normally investing in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or
(ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and various firms in all segments of the insurance industry such as multi- line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level.

Principal Risks The Fund invests in common stocks of domestic and foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging market securities may be even more susceptible to these risks. Because the Fund concentrates in a single industry sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Generally, the financial services industry is extremely sensitive to fluctuations in interest rates. Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability. Some financial services companies, e.g., insurance companies, are subject to severe market share and price competition.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Funds' expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.85%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           1.53%
                                                                             ----
Total Annual Operating Expenses...................................           2.38%
Less Expense Reimbursements.......................................          (1.08%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.30%
                                                                             ----

---------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $132     $639
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $132     $639

Ticker: Old fashioned ticker tape: located to the left of the section titled:
"Enterprise Internet Fund Portfolio Profile."


                            ENTERPRISE INTERNET FUND

                     FUND PROFILE

                     Investment Objective  Long-term capital appreciation

                     Principal Investments Equity securities, including common stocks, preferred stocks, warrants and other securities convertible into common stock of companies primarily engaged in Internet, Intranet and other "high tech" related activities

                     Fund Manager  Fred Alger Management, Inc.

                     Who may want to invest Investors who want an increase in the value of their investment without regard to income and want to diversify their overall portfolio with a concentrated investment in companies engaged in Internet and Intranet and other "high tech" related activities.


                     Investment Strategies Under normal conditions, the Internet Fund will invest at least 65% of its assets in the equity securities of companies in the Internet, Intranet and "high tech" sectors. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange or NASDAQ that are engaged in the research, design, development or manufacturing, or, to a significant extent, in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronic, office and factory automation and robotics sector.



Principal Risks As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. Moreover, because of large investments in mid-capitalization, small-capitalization and/or emerging growth companies, the Fund is riskier than large-capitalization funds since such companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. In addition, the value of companies engaged in Internet, Intranet and other "high tech" related activities is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. Therefore, the stocks of companies involved in these sectors tend to be more volatile than stocks in other sectors. As a result, the value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.



PERFORMANCE INFORMATION



Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.


FEES AND EXPENSES


The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio noted in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           1.00%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           0.50%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.50%
Less Expense Reimbursements.......................................          (0.05%)
                                                                             ----
Net Annual Fund Operating Expenses................................           1.45%
                                                                             ----

---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $148     $469
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $148     $469

Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Government Securities Fund Portfolio Profile."


                     ENTERPRISE GOVERNMENT SECURITIES FUND

                     FUND PROFILE

                     Investment Objective Current income and safety of principal

                     Principal Investments Securities that are obligations of the U.S. Government, its agencies or instrumentalities

                     Fund Manager  TCW Funds Management, Inc.

                     Who May Want to Invest Conservative investors who want to receive income from their investment

                     Investment Strategies The Government Securities Fund invests primarily in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage
Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include Federal National Mortgage Association (FANNIE MAE) and Federal Home Loan Mortgage Corp. (FREDDIE MAC). To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

Principal Risks The Government Securities Fund invests primarily in U.S. Government debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk. A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date. This has a number of drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, the Fund cannot predict the maturity of its investment with certainty. Fourth, the Fund would invest any resulting proceeds elsewhere, generally at a lower interest rate.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES


The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.60%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.33%
                                                                             ----
Total Annual Operating Expenses...................................           0.93%
Less Expense Reimbursements.......................................          (0.08%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.85%
                                                                             ----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $87      $288      $507      $1,136
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $87      $288      $507      $1,136

Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise High-Yield Bond Fund Portfolio Profile."


                        ENTERPRISE HIGH-YIELD BOND FUND

                     FUND PROFILE

                     Investment Objective  Maximum current income

                     Principal Investments Debt securities rated below investment grade, which are commonly known as "junk bonds"

                     Fund Manager  Caywood-Scholl Capital Management

                     Who May Want to Invest Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing.

                     Investment Strategies The High-Yield Bond Fund invests primarily in high-yielding, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's Corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after careful examination of the economic outlook to determine those industries that appear favorable for investment.
Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds. Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

Principal Risks The Fund invests primarily in below investment-grade debt securities. As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly. High-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness. In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value. High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security. If this occurs, it will result in a decreased return for shareholders.

PERFORMANCE INFORMATION

The bar chart and the performance table illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class Y shares for the past year.

Chart Description:
Illustrates volatility of an investment and shows changes in Class Y shares performance for 1998

                   BEST QUARTER                                         WORST QUARTER
                       4.32%                                               -5.72%
                 (MARCH 31, 1998)                                   (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1998)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond Fund.........................  Class Y      2.49%                 4.87%
Lehman Brothers High Yield BB Index(2)..................               5.13%                 5.84%

---------------
(1) Inception date for Class Y shares is July 31, 1997.
(2) This is an unmanaged broad-based index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None


Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.60%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.40%
                                                                             ----
Total Annual Operating Expenses...................................           1.00%
Less Expense Reimbursements.......................................          (0.15%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.85%
                                                                             ----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $87      $303      $538      $1,211
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $87      $303      $538      $1,211

Piggy bank: Antiqued piggy bank with various coins lying beside: located to the left of the section titled: "Enterprise Tax-Exempt Income Fund Portfolio Profile."

                       ENTERPRISE TAX-EXEMPT INCOME FUND

                     FUND PROFILE

                     Investment Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

                     Principal Investments A diversified portfolio of long-term investment grade municipal bonds

                     Fund Manager  MBIA Capital Management Corp.

                     Who May Want To Invest Investors who want to receive tax-free current income and maintain the value of their investment.

                     Investment Strategies The Tax-Exempt Income Fund invests primarily in investment grade, tax-exempt municipal securities. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

Principal Risks The Fund invests primarily in long-term investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. This risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to economic or governmental events. In addition, an issuer may fail to make timely payments of principal or interest to the Fund. Some investment grade bonds may have speculative characteristics.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES


The table on the next page describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio set forth in the table.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None


ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS Y
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.50%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.45%
                                                                             ----
Total Annual Operating Expenses...................................           0.95%
Less Expense Reimbursements.......................................          (0.30%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.65%
                                                                             ----


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $66      $273      $496      $1,139
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $66      $273      $496      $1,139

Managed - Stones: "precious stones" lying in dishes of varying sizes and shapes: located to the left of the section titled: "Enterprise Balanced Fund Portfolio Profile."


                            ENTERPRISE BALANCED FUND

                     FUND PROFILE

                     Investment Objective  Long-term total return

                     Principal Investments A combination of equity, fixed income and short-term securities

                     Fund Manager  Montag & Caldwell, Inc.

                     Who may want to Invest Investors who want the value of their investment to grow and also want to receive income on their investment


                     Investment Strategies Generally, between 55% and 75% of the Balanced Fund's total assets will be invested in equity securities, and at least 25% of the Balanced Fund's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; the potential to become (or currently are) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include:
U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.


Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to events related to the issuer as well as to general economic or governmental events.


PERFORMANCE INFORMATION



Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.


FEES AND EXPENSES


The table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. The Advisor has contractually agreed to limit the Fund's expenses through May 1, 2000, to the expense ratio noted in the table.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses(1).................................................           1.74%
                                                                             ----
Total Annual Fund Operating Expenses..............................           2.49%
Less Expense Reimbursements.......................................          (1.54%)
                                                                             ----
Net Annual Fund Operating Expenses................................           0.95%
                                                                             ----

---------------

(1) Based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS
------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $ 97     $628
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $ 97     $628

Managed - Stones: "precious stones" lying in dishes of varying sizes and shapes: located to the left of the section titled: "Enterprise Managed Fund Portfolio Profile."


                            ENTERPRISE MANAGED FUND

                     FUND PROFILE

                     Investment Objective  Growth of capital over time

                     Principal Investments Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values

                     Fund Manager  OpCap Advisors

                     Who May Want to Invest Investors who want the value of their investment to grow but do not need to receive income on their investment.

                     Investment Strategies The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments. However, the Fund invests primarily in equity securities at times when the Fund Manager believes that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Manager deems it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

Principal Risks The Fund invests in both common stocks and debt securities. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is a principal risk of investing in the Fund. In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates. The risk is greater for long-term debt securities than for short-term debt securities. Debt securities may decline in credit quality due to factors affecting the issuer and economic or political events.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class Y Shares from year to year.

Illustrates volatility of an investment and shows changes in Class Y shares performance from 1996-1998

                   BEST QUARTER                                         WORST QUARTER
                      13.55%                                               -14.53%
                  (JUNE 30, 1997)                                   (SEPTEMBER 30, 1998)

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                       PAST ONE
DECEMBER 31, 1998)                                                     YEAR        RETURN SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------
Enterprise Managed Fund.................................  Class Y      7.20%                 17.21%
S&P 500(2)..............................................              28.57%                 28.08%

---------------

(1) Inception date for Class Y shares is July 31, 1995.
(2) This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower. One cannot invest directly in an index.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.75%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.30%
                                                                             ----
Total Annual Fund Operating Expenses..............................           1.05%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $107     $334      $579      $1,283
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $107     $334      $579      $1,283

Tool with coins: located to the left of the section titled: "Enterprise Money Market Fund Portfolio Profile."

                          ENTERPRISE MONEY MARKET FUND

                     FUND PROFILE

                     Investment Objective The highest possible level of current income consistent with preservation of capital and liquidity

                     Principal Investments High quality, short-term debt securities, commonly known as money market instruments

                     Fund Manager  Enterprise Capital Management, Inc.

                     Who May Want To Invest Investors who seek an income producing investment with emphasis on preservation of capital.

                     Investment Strategies The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook on the market.

Principal Risks Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund may not be able to maintain a stable share price at $1.00. Investments in the Fund are neither insured nor guaranteed by the U.S. government.

PERFORMANCE INFORMATION

Information about Fund performance is not provided due to the fact that the Fund does not have returns for a full calendar year.

FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses which may pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN THE FUND)    CLASS Y
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
  of offering price)..........................................        None
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)................................................        None

ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)    CLASS Y
-----------------------------------------------------------------------------------
Investment Advisory Fees..........................................           0.35%
Distribution and Service (12b-1) Fees.............................           None
Other Expenses....................................................           0.30%
                                                                             ----
Total Annual Fund Operating Expenses..............................           0.65%
                                                                             ----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES AT THE END OF THE PERIOD:
Class Y.....................................................   $66      $208      $362       $810
IF YOU DO NOT REDEEM YOUR SHARES:
Class Y.....................................................   $66      $208      $362       $810

                    ADDITIONAL INFORMATION ABOUT THE FUNDS'
                             INVESTMENTS AND RISKS


EQUITY, SECTOR AND DOMESTIC HYBRID FUNDS' INVESTMENTS



     The table below shows the Equity, Sector and Domestic Hybrid Funds' principal investments. In other words, the table describes the type or types of investments that Enterprise believes will most likely help each Fund achieve its investment goal.



y = Types of securities in which a Fund invests.



                                                                       EQUITY FUNDS
                                                                                                      SMALL     SMALL
                                             GROWTH &            EQUITY     CAPITAL      MULTI-CAP   COMPANY   COMPANY
                                    GROWTH    INCOME    EQUITY   INCOME   APPRECIATION    GROWTH     GROWTH     VALUE
U.S. Stocks(1)                        y         y         y        y           y             y          y         y
Foreign Stocks
Bonds

                                                                                DOMESTIC
                                    EQUITY FUNDS        SECTOR FUNDS          HYBRID FUNDS
                                                     GLOBAL
                                    INTERNATIONAL   FINANCIAL
                                       GROWTH       SERVICES    INTERNET   BALANCED   MANAGED
U.S. Stocks(1)                                          y          y          y          y
Foreign Stocks                            y             y
Bonds                                                                         y          y


---------------


(1) Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large capitalization companies generally have market capitalizations of over $5 billion. Medium capitalization companies generally have market capitalizations ranging from $1 billion to $5 billion. Small capitalization companies generally have market capitalizations of $1 billion or less. However, there may be some overlap among capitalization categories. The Growth, Growth and Income, Equity, Equity Income, Capital Appreciation, Balanced and Managed Funds intend to invest primarily in stocks of large-capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small-capitalization issuers. The Multi-Cap Growth and Internet Funds intend to invest in large, medium and small capitalization companies.


     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information. Of course, Enterprise cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this Prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INCOME FUNDS' INVESTMENTS

     The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


                                                              GOVERNMENT   HIGH-YIELD   TAX-EXEMPT
                                                              SECURITIES      BOND        INCOME
U.S. Government Securities                                        y
Corporate Debt Securities -- Junk Bonds(1)                                     y
Mortgage-Backed Securities                                        y
Municipal Securities                                                                        y


---------------

(1) "Junk Bond" refers to any security rated lower than "Baa" by Moody's Investors Service. If a Moody's rating is not available, the bonds must be rated lower than "BBB" by Standard & Poor's.

     Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

     The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

     The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal or maintain a stable share price of $1.00.

YEAR 2000

     Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. As part of its operational responsibilities, the Advisor has reviewed each of its internal systems and has obtained assessments from each service provider, including Fund Managers, of Year 2000 issues which could potentially impact services to the Fund. The Advisor is unaware of any Year 2000 issues which remain unresolved or have been identified as unresolvable. In addition, the Advisor has established a timetable to periodically re-evaluate systems to ensure new issues or those which may not previously have been identified are addressed and resolved in an expeditious manner. The Advisor does not anticipate any material expenditures for monitoring Year 2000 issues. If the problem has not been fully addressed, however, the Funds could be negatively affected. The Year 2000 Issue could also have a negative impact on the companies in which the Funds invest, including foreign issuers or associated foreign governments, which could hurt the Funds' investment returns.

EURO CONVERSION

     Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Advisor is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Funds. There can be no assurance that the Funds will not suffer any adverse consequences as a result of the euro conversion.

                      HIGHER-RISK SECURITIES AND PRACTICES


  This table shows each Fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed in the Risk Terminology section that follows.
  5 Percent of total assets (italic type)
  5 Percent of net assets (roman type)
  Y* NO POLICY LIMITATION ON USAGE; FUND MAY BE USING CURRENTLY
  Y PERMITTED, BUT NOT TYPICALLY USED.                                                                   GROWTH &          EQUITY
  N NOT PERMITTED                                                                                GROWTH   INCOME   EQUITY  Income
  CONVENTIONAL SECURITIES
  NON-INVESTMENT-GRADE SECURITIES.  Securities rated below Baa/BBB are considered
  junk bonds. Credit, market, interest rate, liquidity, valuation, information risks.              y        y        y       y
  FOREIGN EQUITIES.
  -  Stocks issued by foreign companies. Market, currency, information, natural
     event, political risks.                                                                       y        y        y       y
  -  American or European depository receipts, which are dollar-denominated securities typically issued by American or European banks and are based on ownership of securities issued by foreign companies. Market, currency,
     information, natural event, political risks.                                                  20       20       20      20
  RESTRICTED AND ILLIQUID SECURITIES.  Securities not traded on the open market. May include illiquid Rule 144A securities. Liquidity, valuation, information, market
  risks.                                                                                           10       10       10      10
  INVESTMENT PRACTICES
  REPURCHASE AGREEMENTS.  The purchase of a security that must later be sold back to
  the seller at the same price plus interest. Credit risk.                                         5        5        5       5
  SECURITIES LENDING.  The lending of securities to financial institutions, which
  provide cash or government securities as collateral. Credit risk.                                n        n        n       n
  HEDGING.  Means of offsetting or neutralizing the price movement of an investment by making another investment, the price of which should tend to move in the
  opposite direction from the original investment.                                                 y        y        y       y
  SHORT SALES/HEDGED OR SPECULATIVE.  The selling of securities which have been borrowed on the expectation that the market price will drop. Hedged leverage,
  market, correlation, liquidity, opportunity risks.                                               n        n        n       n
  SHORT-TERM TRADING.  Selling a security soon after purchase. A Fund engaging in short-term trading will have higher turnover, brokerage commissions and transaction expenses. Short-term trading may also have tax consequences, involving a possible
  increase in short-term capital gains or losses. Market risk.                                     y        y        y       y
  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS.  The purchase or sale of securities for delivery at a future date; market value may change before delivery. Market,
  opportunity, leverage risks.                                                                     5        5        5       5
  DERIVATIVE SECURITIES.  The Funds will not invest in derivatives for speculative purposes, but only as a hedge against changes in the values of the Funds'
  securities resulting from market conditions.                                                     y        y        y       y
  FINANCIAL FUTURES AND OPTIONS; SECURITIES AND INDEX OPTIONS.  Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.
  -  Futures and related options. Interest rate, currency, market, leverage,
     correlation, liquidity, opportunity risks.                                                    y        y        y       y
  -  Puts and calls on securities and indices. Interest rate, currency, market,
     leverage, correlation, liquidity, credit, opportunity risks.                                  5        5        5       5
  CURRENCY CONTRACTS.  Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
  -  HEDGED.  Currency, hedged leverage, correlation, liquidity, opportunity risks.                y        y        y       y
  -  SPECULATIVE.  Currency, speculative leverage, liquidity risks.                                n        n        n       n
  OTHER DERIVATIVES, INCLUDING PUTS, CALLS AND INTEREST RATE SWAPS.  Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity, credit,
  opportunity risks.                                                                               y        y        y       y


                              SMALL    SMALL                   GLOBAL                                             HIGH-    TAX-
      CAPITAL     MULTI-CAP  COMPANY  COMPANY  INTERNATIONAL  FINANCIAL                               GOVERNMENT  YIELD   EXEMPT
    APPRECIATION   GROWTH    GROWTH    VALUE      GROWTH      SERVICES   INTERNET  BALANCED  MANAGED  SECURITIES   BOND   INCOME
         y            y         y        y           y            y         y         n         y         y         y*      y
         y           20         y        y          y*           y*         y         y         y         y         y       y
         20           y        20       20          y*           y*         y         y        20         n         n       n
         10          10        10       10          10           10         10        10       10         10        10      10
         5           15         5        5           5            5         y         y         5         5         5       5
         n         33 1/3       n        n           n            n         25        25        n         n         n       n
         y            y         y        y           y            y         n         n         y         y         y       y
         n            y         n        n           n            n         n         n         n         n         n       n
         y            y         y        y           y            y         y         y         y         y         y       y
         5            5         5        5          20            5         y         y         5         20        5       20
         y            y         y        y           y           y*         y         y         y         y*        y       y
         y            y         y        y           y            y         y         y         y         y         y       y
         5            y         5        5          20            5         y         y         5         20        20      5
         y            y         y        y          y*           y*         y         y         y         y         y       y
         n            y         n        n           n            n         n         n         n         n         n       n
         y            y         y        y           y            y         y         y         y         y         y       y


     MONEY
     Market
       y
       n
       n
       n
       5
       n
       y
       n
       y
       5
       n
       y
       5
       n
       n
       n

                                RISK TERMINOLOGY

     CORRELATION RISK: the risk that changes in the value of a hedging instrument will not match that of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

     CREDIT RISK: the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

     CURRENCY RISK: the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may increase any losses.

     INFORMATION RISK: the risk that key information about a security or market is inaccurate or unavailable.

     INTEREST RATE RISK: the risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

     LEVERAGE RISK: the risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

          Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

     LIQUIDITY RISK: the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

     MARKET RISK: the risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole and is common to all stocks and bonds and the mutual funds that invest in them.

     NATURAL EVENT RISK: the risk of losses attributable to natural disasters, crop failures and similar events.

     OPPORTUNITY RISK: the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other less advantageous investments.

     POLITICAL RISK: the risk of losses attributable to government or political actions. Political risks range from changes in tax or trade statutes to governmental collapse and war.

     VALUATION RISK: the risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

                        SHAREHOLDER ACCOUNT INFORMATION

CLASS Y SHARES


     Each Fund offers Class Y shares through this Prospectus for the minimum initial purchase amount of $1,000,000. Class Y shares do not bear a sales charge, distribution or service fee. Class Y shares are offered exclusively for sale to institutional investors, including banks, savings institutions, trust companies, insurance companies, investment companies registered under the Investment Company Act of 1940, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund, Inc. ("RS Fund"), direct referrals of Fund Managers or Evaluation Associates, Inc. ("EAI") or other financial institutional buyers. Wrap account clients of broker/dealers, former RS Fund shareholders, and direct referrals of Fund Managers or EAI are offered Class Y shares at a lower minimum purchase amount.


DEALER COMPENSATION

     Enterprise Fund Distributors, Inc. (the "Distributor"), a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds.

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

     In addition to distribution and service fees paid the Funds under plans of distribution for Class Y, the Distributor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

PURCHASING, REDEEMING AND EXCHANGING SHARES

     The charts below summarize how to purchase, redeem and exchange shares of the Funds.

  HOW TO PURCHASE SHARES                          IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Select the Fund appropriate for you             Be sure to read this prospectus carefully.
  Have your securities dealer submit your         The price of your shares is based on the next calculation of
    purchase order                                net asset value after your order is received by the
                                                  Enterprise Shareholder Services Division of the Transfer
                                                  Agent. All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or
                                                  trustee. Third-party checks will not be accepted.
  Acquire additional shares through the           Dividends and capital gains distributions may be
    Automatic Reinvestment Plan                   automatically reinvested in the same Class of shares without a sales charge.
  Participate in the Automatic Investment Plan    You may have your shares automatically invested on a monthly basis into the same Class of one or more of the Funds. As
                                                  long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in another Fund or you may open a new account with $100 or more.
  Participate in a Retirement Plan                You may use shares of the Funds to establish a Profit
                                                  Sharing Plan, Money Purchase Plan, Conventional IRA, Roth
                                                  IRA, Educational IRA, other retirement plans funded by
                                                  shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.
                                                  The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee of
                                                  $10. If you would like to find out more about these plans, please contact the Transfer Agent.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Have your investment dealer submit your         The redemption price of your shares is based on the next
    redemption order                              calculation of net asset value after your order is received.
  Call the Transfer Agent at 1-800-368-3527       You may redeem your shares by telephone if you have
                                                  authorized this service. If you make a telephone redemption request, you must furnish:
                                                  - the name and address of record of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the amount to be withdrawn, and
                                                  - the name of the person making the request.
                                                  Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund. All telephone
                                                  redemption instructions are recorded and are limited to
                                                  requests of $50,000 or less.
  Write the Transfer Agent at:                    You may redeem your shares by sending in a written request.
    Enterprise Shareholder Services               If you own share certificates, they must accompany the
    P.O. Box 419731                               written request. You must obtain a signature guarantee if:
    Kansas City, MO 64141-6731                    - the redemption proceeds exceed $50,000,
                                                  - the proceeds are to be sent to an address other than the address of record, or
                                                  - the proceeds are to be sent to a person other than the
                                                  registered holder.
                                                  You can generally obtain a signature guarantee from the
                                                  following sources:
                                                  - a member firm of a domestic securities exchange;
                                                  - a commercial bank;
                                                  - a savings and loan association;
                                                  - a credit union; or
                                                  - a trust company.
                                                  Corporations, executors, administrators, trustees or
                                                  guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
  Payment of Proceeds Generally                   The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days. The Funds may suspend the
                                                  redemption privilege or delay sending redemption proceeds
                                                  for more than seven days during any period when the New York
                                                  Stock Exchange is closed or an emergency warranting such
                                                  action exists as determined by the Securities and Exchange
                                                  Commission.
  Receipt of Proceeds By Wire                     For a separate $10 charge, you may request that your
                                                  redemption proceeds of $250,000 or less be wired. If you
                                                  submit a written request, your proceeds may be wired to any bank. If you authorize the Transfer Agent to accept
                                                  telephone wire requests, any authorized person may make such requests at 1-800-368-3527. However, on a telephone request, your proceeds may be wired only to a bank previously
                                                  designated by you in writing. If you have authorized
                                                  expedited wire redemption, shares can be sold and the
                                                  proceeds sent by federal wire transfer to a single,
                                                  previously designated bank account. Otherwise, proceeds
                                                  normally will be sent to the designated bank account the
                                                  following business day. To change the name of the single
                                                  designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the Transfer Agent.
  Participate in the Bank Purchase and            You may initiate an Automatic Clearing House (ACH) Purchase
    Redemption Plan                               or Redemption directly to a bank account when you have
                                                  established proper instructions, including all applicable
                                                  bank information, on the account.

  HOW TO REDEEM YOUR SHARES                       IMPORTANT INFORMATION ABOUT PURCHASING SHARES
  Participate in a Systematic Withdrawal Plan     If you have at least $5,000 in your account you may
                                                  participate in a systematic withdrawal plan. Under a plan, you may arrange monthly, quarterly, semi-annual or annual
                                                  automatic withdrawals of at least $100 from any Fund. The
                                                  proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY. The $5,000 minimum
                                                  account size is not applicable to Individual Retirement
                                                  Accounts. The Funds process sales through a systematic
                                                  withdrawal plan on the 15th day of the month or the
                                                  following business day if the 15th is not a business day.
                                                  Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the
                                                  designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the
                                                  shares redeemed, sales for the purpose of making such
                                                  payments may reduce or even exhaust the account.
                                                  The Funds may amend the terms of a systematic withdrawal
                                                  plan on 30 days' notice. You or the Funds may terminate the plan at any time.

  HOW TO EXCHANGE YOUR SHARES                     IMPORTANT INFORMATION ABOUT EXCHANGING YOUR SHARES
  Select the Fund into which you want to          You can exchange your shares of a Fund for the same Class of
    exchange. Be sure to read the prospectus      shares of any other Fund.
    describing the Fund into which you want to
    exchange.
                                                  If you are not subject to the minimum investment requirement of $1,000,000, and your exchange results in the opening of a new account in a Fund, you are subject to the minimum
                                                  investment requirement of $1,000. Original investments in
                                                  the Money Market Fund which are transferred to other Funds are considered purchases rather than exchanges.
  Call the Transfer Agent at 1-800-368-3527       If you authorize the Transfer Agent to act upon telephone
                                                  exchange requests, you or anyone who can provide the
                                                  Transfer Agent with account registration information may
                                                  exchange by telephone.
                                                  If you exchange your shares by telephone, you must furnish:
                                                  - the name of the Fund you are exchanging from,
                                                  - the name and address of the registered owner,
                                                  - the account number and tax i.d. number,
                                                  - the dollar amount or number of shares to be exchanged,
                                                  - the Fund into which you are exchanging, and
                                                  - the name of the person making the request.
  Write the Transfer Agent at:                    To exchange by letter, you must state:
    Enterprise Shareholder Services               - the name of the Fund you are exchanging from,
    P.O. Box 419731                               - the account name(s) and address,
    Kansas City, MO 64141-6731                    - the account number,
                                                  - the dollar amount or number of shares to be exchanged, and
                                                  - the Fund into which you are exchanging.
                                                  You must also sign your name(s) exactly as it appears on
                                                  your account statement.

                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

     When you purchase shares, you pay the net asset value. When you redeem your shares, you receive the net asset value. The Funds calculate a share's net asset value by dividing net assets of each Class by the total number of outstanding shares of such Class.

     The Funds calculate net asset value at the close of regular trading on each day the New York Stock Exchange is open.

     Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Securities held by the Money Market Fund are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

     The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     Because Class Y shares are not subject to any distribution or service fees, the net asset value per share of the Class Y shares will generally be higher than the net asset value per share of Class A, Class B and Class C shares of each Fund, except following payment of dividends and distributions.

EXECUTION OF REQUESTS


     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. Price calculations will be based on trades placed in good order by 4 PM Eastern time. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same Class and to have dividends reinvested.


     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES AND REDEMPTIONS

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges or redemptions and immediate loss of redemption proceeds would harm the Fund, the Fund may delay investment of the proceeds of such investor's exchange request for up to seven days. Funds also may refuse any exchange orders.

SHARE CERTIFICATES

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 419731, Kansas City, MO 64141-6731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days written notice to give you time to add to your account and avoid redeeming your shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains, if any, annually. Each Fund declares and pays dividends of investment income according to the following schedule:


DECLARED AND PAID ANNUALLY              DECLARED AND PAID QUARTERLY             DECLARED DAILY AND PAID MONTHLY
--------------------------------------------------------------------------------------------------------------------
Growth Fund                             Balanced Fund                           Government Securities Fund
Growth and Income Fund                                                          High-Yield Bond Fund
Equity Fund                                                                     Tax-Exempt Income Fund
Equity Income Fund                                                              Money Market Fund
Capital Appreciation Fund
Multi-Cap Growth Fund
Small Company Growth Fund
Small Company Value Fund
International Growth Fund
Internet Fund
Global Financial Services Fund
Managed Fund


     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at the net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporate shareholders may be entitled to take a dividends -- received deduction for some or all of the dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purposes of distributions from the Tax-Exempt Income Fund representing municipal securities interest will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews each Fund Manager's continued performance. Evaluation Associates, Inc., which has had 26 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an Agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Funds will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.


     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Enterprise Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust which had assets of $3.962 billion at March 31, 1999. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.



     The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 1998 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund. However, because the Multi-Cap Growth, Internet and Balanced Funds are new and were not in existence on December 31, 1998, the fees in the table below reflect the fees that will be paid to the Advisor for the fiscal year ending December 31, 1999.



                                                              FEE (AS A PERCENTAGE OF
NAME OF FUND                                                    AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------
Growth Fund.................................................           0.75%
Growth and Income Fund......................................           0.75%
Equity Fund.................................................           0.75%
Equity Income Fund..........................................           0.75%
Capital Appreciation Fund...................................           0.75%
Multi-Cap Growth Fund.......................................           1.00%
Small Company Growth Fund...................................           1.00%
Small Company Value Fund....................................           0.75%
International Growth Fund...................................           0.85%
Global Financial Services Fund..............................           0.85%
Internet Fund...............................................           1.00%
Government Securities Fund..................................           0.60%
High-Yield Bond Fund........................................           0.60%
Tax-Exempt Income Fund......................................           0.50%
Balanced Fund...............................................           0.75%
Managed Fund................................................           0.75%
Money Market Fund...........................................           0.35%

THE FUND MANAGERS

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $250 billion for all clients, including the Enterprise Group of Funds.


  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Growth Fund                      Montag & Caldwell has served as  Ronald E. Canakaris, President the Fund Manager to Alpha Fund,  and Chief Investment Officer of
  Montag & Caldwell, Inc.          Inc., the predecessor of the     Montag & Caldwell, is
  ("Montag & Caldwell")            Growth Fund, since the Fund was  responsible for the day-to-day
  1100 Atlanta Financial Center    organized in 1968. Montag &      investment management of the
  3343 Peachtree Road, N.E.        Caldwell and its predecessors    Growth Fund and has more than
  Atlanta, Georgia 30326           have been engaged in the         30 years' experience in the
                                   business of providing            investment industry. He has
                                   investment counseling to         been President of Montag &
                                   individuals and institutions     Caldwell for more than 15
                                   since 1945. Total assets under   years.
                                   management for all clients
                                   approximated $30.2 billion as
                                   of March 31, 1999. Usual
                                   investment minimum is $40
                                   million.
  Growth and Income Fund           RSI has served as Fund Manager   James P. Coughlin, President
                                   for Retirement System Fund Inc.  and Chief Investment Officer of
  Retirement System Investors      Core Equity Fund, the            RSI, is responsible for the
  Inc.                             predecessor of The Growth and    day-to-day management of the
  ("RSI")                          Income Fund, since that Fund     Fund and has more than 30
  317 Madison Avenue               was organized in 1991. RSI has   years' experience in the
  New York, New York 10017         been engaged in providing        investment industry. He has
                                   investment advisory services     served as President and Chief
                                   since 1989. Total assets under   Investment Officer of RSI since
                                   management for RSI were $648     1989.
                                   million as of March 31, 1999.
  Equity Fund                      OpCap has been providing         Eileen Rominger, Managing
                                   investment counseling since      Director of Oppenheimer
  OpCap Advisors ("OpCap")         1987. OpCap had approximately    Capital, is responsible for the
  One World Financial Center       $60 billion under management as  day-to-day management of the
  New York, New York 10281         of March 31, 1999. Usual         Fund. Ms. Rominger has more
                                   investment minimum is $20        than 20 years' experience in
                                   million.                         the investment industry and has
                                                                    been Managing Director of
                                                                    Oppenheimer Capital since 1994.
                                                                    She previously served as Senior
                                                                    Vice President from 1986 to
                                                                    1994.
  Equity Income Fund               1740 Advisers has been           John V. Rock, President and
                                   providing investment counseling  Director of 1740 Advisers, is
  1740 Advisers, Inc.              services since 1971. 1740        responsible for the day-to-day
  ("1740 Advisers")                Advisers is an affiliate of the  investment management of the
  1740 Broadway                    Advisor. Total assets under      Fund and has more than 35
  New York, New York 10019         management for 1740 Advisers as  years' experience in the
                                   of December 31, 1998, were       investment industry. He has
                                   approximately $1.9 billion.      served as President of 1740
                                   Usual investment minimum is $20  Advisers since 1974.
                                   million.
  Capital Appreciation Fund        PIC has served as Fund Manager   Jeffrey J. Miller is a Managing
                                   since its inception in 1987.     Director of PIC and is
  Provident Investment Counsel,    PIC traces its origins to an     responsible for the day-to-day
  Inc.                             investment partnership formed    management of the Fund. He has
  ("PIC")                          in 1951. As of March 31, 1999    more than 26 years' experience
  300 North Lake Avenue            total assets under management    in the investment industry. He
  Pasadena, California 91101       for all clients were $17.6       has been Managing Director of
                                   billion. Usual investment        PIC since 1972.
                                   minimum is $5 million.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Multi-Cap Growth Fund            Alger has been an investment     David Alger is responsible for
                                   adviser since 1964, and managed  the day-to-day management of
  Fred Alger Management, Inc.      investments totaling $6.64       the Fund's portfolio. Mr. Alger
  ("Alger")                        billion in mutual fund assets    has been employed by Alger as
  1 World Trade Center             as well as $3.95 billion in      Executive Vice President and
  Suite 9333                       other assets at December 31,     Director of Research since 1971
  New York, NY 10048               1998.                            and as President since 1995. He
                                                                    has more than 30 years
                                                                    experience in the investment
                                                                    industry.
  Small Company Growth Fund        Witter has provided investment   William D. Witter, President of
                                   counseling services since 1977.  Witter, and Paul B. Phillips,
  William D. Witter, Inc.          As of March 31, 1999, total      Managing Director of Witter,
  ("Witter")                       assets under management for all  are responsible for the
  One Citicorp Center              clients were $975 million.       day-to-day management of the
  153 East 53rd Street             Usual investment minimum is $1   Fund. They have more than 80
  New York, New York 10022         million.                         years' combined experience in
                                                                    the investment industry. Mr.
                                                                    Witter and Mr. Phillips have
                                                                    been employed in their present
                                                                    positions by Witter since 1977
                                                                    and 1996, respectively. Mr.
                                                                    Phillips previously served as
                                                                    Senior Portfolio Manager at
                                                                    Bankers Trust Company from 1986
                                                                    to 1995.
  Small Company Value Fund         GAMCO's predecessor, Gabelli &   Mario J. Gabelli has served as
                                   Company, Inc. was founded in     Chief investment Officer of
  Gabelli Asset Management         1977. As of March 31, 1999,      GAMCO since its inception in
  Company                          total assets under management    1977 and is responsible for the
  (GAMCO Investors, Inc.)          for all clients were $7.57       day-to-day management of the
  One Corporate Center             billion. Usual investment        Fund. He has more than 28
  Rye, New York 10580              minimum is $500,000.             years' experience in the
                                                                    investment industry.
  International Growth Fund        Vontobel has provided            Fabrizio Pierallini, Senior
                                   investment counseling since      Vice President and Managing
  Vontobel USA Inc.                1984. Vontobel's assets under    Director of International
  ("Vontobel")                     management for all clients were  Investments is responsible for
  450 Park Avenue                  $1.86 billion as of March 31,    the day-to-day management of
  New York, New York 10022         1999. Usual investment minimum   the Fund. Mr. Pierallini has
                                   is $10 million.                  been employed by Vontobel since
                                                                    1994 as Senior Vice President
                                                                    and Managing Director. He
                                                                    previously served as associate
                                                                    director/portfolio manager for
                                                                    the Swiss Bank and has more
                                                                    than 18 years experience in the
                                                                    investment industry.
  Internet Fund                    Alger has been an investment     David Alger is responsible for
                                   adviser since 1964, and managed  the day-to-day management of
  Alger                            investments totaling $6.64       the Fund's portfolio. Mr. Alger
  1 World Trade Center             billion in mutual fund assets    has been employed as Executive
  Suite 9333                       as well as $3.95 billion in      Vice President and Director of
  New York, NY 10048               other assets at December 31,     Research since 1971 and as
                                   1998.                            President since 1995. He has
                                                                    more than 30 years experience
                                                                    in the investment industry.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Global Financial Services Fund   Sanford Bernstein was            The day-to-day management of
                                   established in 1967 and as of    this Fund is performed by
  Sanford C. Bernstein & Co.,      March 31, 1999, had $77.1        Sanford Bernstein's Policy
  Inc.                             billion in assets under          Group, which is chaired by
  ("Sanford Bernstein")            management. Usual investment     Andrew S. Adelson, who has more
  767 Fifth Avenue                 minimum is $5 million.           than 20 years' experience in
  New York, New York 10153-0185                                     the investment industry. He
                                                                    joined Sanford Bernstein in
                                                                    1980 and has served as Chief
                                                                    Investment Officer of
                                                                    International Investment
                                                                    Services since 1990.
  Government Securities Fund       The firm was founded in 1971     Philip A. Barach, Managing
                                   and as of December 31, 1998,     Director of TCW, and Jeffrey E.
  TCW Funds Management, Inc.       TCW and its affiliated           Gundlach, Managing Director,
  ("TCW")                          companies had approximately      are responsible for the
  865 South Figueroa Street        $54.5 billion under management   day-to-day investment
  Suite 1800                       or committed for management in   management of the Fund and have
  Los Angeles, California 90017    various fiduciary advisory       more than 37 years' combined
                                   capacities. Usual investment     experience in the investment
                                   minimum is $35 million.          industry. They have served as
                                                                    Managing Directors since they
                                                                    joined TCW in 1987 and 1985,
                                                                    respectively.
  High-Yield Bond Fund             Caywood-Scholl has provided      James Caywood, Managing
                                   investment advice with respect   Director and Chief Investment
  Caywood-Scholl Capital           to high-yield, low grade fixed   Officer of Caywood-Scholl, is
  Management                       income instruments since 1986.   responsible for the day-to-day
  ("Caywood-Scholl")               As of March 31, 1999, assets     management of the Fund. He has
  4350 Executive Drive, Suite 125  under management for all         more than 30 years' investment
  San Diego, California 92121      clients approximated $1.01       industry experience. He joined
                                   billion. Usual investment        Caywood-Scholl in 1986 as
                                   minimum is $1 million.           Managing Director and Chief
                                                                    Investment Officer and has held
                                                                    those positions since 1986.
  Tax-Exempt Income Fund           MBIA has provided investment     Robert M. Ohanesian joined MBIA
                                   counseling services since 1987.  in 1994 as President and Chief
  MBIA Capital Management Corp.    As of March 31, 1999 assets      Investment Officer. He has more
  ("MBIA")                         under management for all         than 25 years' experience in
  113 King Street                  clients approximated $16         the investment industry and
  Armonk, New York 10504           billion. Usual investment        serves as portfolio manager to
                                   minimum is $10 million.          the Fund. Mr. Ohanesian
                                                                    previously served as Director
                                                                    of Investments for Shields
                                                                    Asset Management from 1988
                                                                    through 1993.
  Balanced Fund                    Montag & Caldwell and its        Ronald E. Canakaris, President
                                   predecessors have been engaged   and Chief Investment Officer of
  Montag & Caldwell                in the business of providing     Montag & Caldwell, and Helen M.
  1100 Atlanta Financial Center    investment counseling to         Donahue, Assistant Vice
  3343 Peachtree Road, N.E.        individuals and institutions     President, are responsible for
  Atlanta, Georgia 30326           since 1945. Total assets under   the day-to-day investment
                                   management for all clients       management of the Balanced
                                   approximated $25.8 billion as    Fund. They have more than 36
                                   of December 31, 1998. Usual      years' experience in the
                                   investment minimum is $40        investment industry. He has
                                   million.                         been President of Montag &
                                                                    Caldwell for more than 15
                                                                    years. Ms. Donahue has served
                                                                    as Assistant Vice President
                                                                    since 1993.

  NAME OF FUND AND NAME AND              THE FUND MANAGER'S
  ADDRESS OF FUND MANAGER                    EXPERIENCE                   PORTFOLIO MANAGERS
  Managed Fund                     OpCap has provided investment    Richard J. Glasebrook II,
                                   counseling services since 1987.  Managing Director of
  OpCap Advisors                   As of March 31, 1999,            Oppenheimer Capital is
  One World Financial Center       Oppenheimer day-to-day           responsible for the day-to-day
  New York, New York 10281         management of the Capital and    management of the Fund. He has
                                   its affiliates have over $60     more than 25 years' investment
                                   billion under management. Its    industry experience. Mr.
                                   usual investment minimum is $20  Glasebrook has served as
                                   million.                         Managing Director of
                                                                    Oppenheimer Capital since 1994
                                                                    and immediately prior to that
                                                                    served as Senior Vice
                                                                    President.

                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

     The Financial Highlights tables for each Fund is intended to help you understand the Fund's financial performance for the past 5 years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

A Annualized
B Not Annualized
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.

                                                               YEAR ENDED                             FOR THE PERIOD
                                                              DECEMBER 31,        YEAR ENDED         AUGUST 8 THROUGH
ENTERPRISE GROWTH FUND (CLASS Y)                                  1998         DECEMBER 31, 1997     DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................    $ 17.02             $ 13.12               $11.96
Net investment income (loss)................................      (0.02)(F)           (0.02)                  --
Net realized and unrealized gain (loss) on investments......       5.45                4.27                 1.90
                                                                           -------------------------------------------
Total from investment operations............................       5.43                4.25                 1.90
                                                                           -------------------------------------------
Dividends from net investment Income........................         --                  --                   --
Distributions from capital gains............................      (1.04)              (0.35)               (0.74)
                                                                           -------------------------------------------
Total distributions.........................................      (1.04)              (0.35)               (0.74)
                                                                           -------------------------------------------
Net asset value end of period...............................    $ 21.41             $ 17.02               $13.12
                                                                           -------------------------------------------
Total return................................................      32.09%              32.40%               15.91%(B)
Net assets end of period (in thousands).....................    $60,640             $44,596               $2,339
Ratio of expenses to average net assets.....................       1.03%               0.97%(E)             1.10%(AE)
Ratio of expenses to average net assets (excluding
 waivers)...................................................       1.03%               0.97%(E)             1.10%(AE)
Ratio of net investment income (loss) to average net
 assets.....................................................      (0.13)%             (0.10)%               0.04%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................      (0.13)%             (0.10)%               0.04%(A)
Portfolio turnover rate.....................................         28%                 22%                  30%(A)

                                                          YEAR ENDED     FOR THE PERIOD            YEAR ENDED SEPTEMBER 30,
                                                         DECEMBER 31,   OCTOBER 1 THROUGH    ------------------------------------
ENTERPRISE GROWTH AND INCOME FUND (CLASS Y)                  1998       DECEMBER 31, 1997     1997      1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period....................    $ 25.24           $ 25.73         $20.11    $16.69    $12.72    $12.08
Net investment income (loss)...........................       0.29              0.06           0.35      0.21      0.13      0.15
Net realized and unrealized gain (loss) on
 investments...........................................       4.00              0.02           6.18      3.45      4.22      0.74
                                                                          -------------------------------------------------------
Total from investment operations.......................       4.29              0.08           6.53      3.66      4.35      0.89
                                                                          -------------------------------------------------------
Dividends from net investment income...................      (0.17)            (0.11)         (0.20)    (0.24)    (0.16)    (0.14)
Distributions from capital gains.......................      (0.23)            (0.46)         (0.71)       --     (0.22)    (0.11)
                                                                          -------------------------------------------------------
Total distributions....................................      (0.40)            (0.57)         (0.91)    (0.24)    (0.38)    (0.25)
                                                                          -------------------------------------------------------
Net asset value end of period..........................    $ 29.13           $ 25.24         $25.73    $20.11    $16.69    $12.72
                                                                          -------------------------------------------------------
Total return...........................................      17.08%             0.31%(B)      33.55%    22.21%    35.24%     7.47%
Net assets end of period (in thousands)................    $18,310           $15,542         $15,428   $8,865    $5,657    $3,639
Ratio of expenses to average net assets................       1.05%             1.05%(A)       0.99%     0.97%     0.90%     0.90%
Ratio of expenses to average net assets (excluding
 waivers)..............................................       1.48%             1.68%(A)       2.20%     2.05%     2.20%     2.23%
Ratio of net investment income (loss) to average net
 assets................................................       0.89%             0.96%(A)       0.88%     1.23%     1.52%     1.17%
Ratio of net investment income (loss) to average net
 assets (excluding waivers)............................       0.45%             0.33%(A)      (0.33)%    0.15%     0.22%    (0.16)%
Portfolio turnover rate................................          5%                1%(A)         16%       18%       25%       10%

                                                                   FOR THE PERIOD
ENTERPRISE EQUITY INCOME FUND (CLASS Y)                       1/22/98 THROUGH 12/31/98
--------------------------------------------------------------------------------------
Net asset value beginning of period.........................           $26.25
                                                                       ------
Net investment income (loss)................................             0.47
Net realized and unrealized gain (loss) on investments......             2.69
                                                                       ------
Total from investment operations............................             3.16
                                                                       ------
Dividends from net investment income........................            (0.48)
Distributions from capital gains............................            (2.06)
                                                                       ------
Total distributions.........................................            (2.54)
                                                                       ------
Net asset value end of period...............................           $26.87
                                                                       ------
Total return................................................            12.26%(B)
Net assets end of period (in thousands).....................           $  112
Ratio of expenses to average net assets.....................             1.05%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................             1.13%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................             1.79%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................             1.72%(A)
Portfolio turnover rate.....................................               31%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                   FOR THE PERIOD
ENTERPRISE CAPITAL APPRECIATION (CLASS Y)                     5/14/98 THROUGH 12/31/98
--------------------------------------------------------------------------------------
Net asset value beginning of period.........................           $40.71
                                                                       ------
Net investment income (loss)................................            (0.15)(F)
Net realized and unrealized gain (loss) on investments......             5.34
                                                                       ------
Total from investment operations............................             5.19
                                                                       ------
Dividends from net investment income........................               --
Distributions from capital gains............................            (7.11)
                                                                       ------
Total distributions.........................................            (7.11)
                                                                       ------
Net asset value end of period...............................           $38.79
                                                                       ------
Total return................................................            14.08%(B)
Net assets end of period (in thousands).....................           $  204
Ratio of expenses to average net assets.....................             1.05%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................             1.05%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................            (0.51)%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................            (0.51)%(A)
Portfolio turnover rate.....................................               76%(A)


                                                        YEAR ENDED      FOR THE PERIOD            YEAR ENDED SEPTEMBER 30,
                                                       DECEMBER 31,    OCTOBER 1 THROUGH    -------------------------------------
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS Y)             1998        DECEMBER 31, 1997     1997       1996      1995      1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period..................     $23.43            $ 26.62         $ 25.08    $19.05    $14.01    $14.74
Net investment income (loss).........................      (0.23)(F)          (0.07)          (0.13)    (0.17)    (0.12)    (0.04)
Net realized and unrealized gain (loss) on
 investments.........................................      (0.65)             (2.57)           3.73      7.62      5.49      1.58
                                                                             ----------------------------------------------------
Total from investment operations.....................      (0.88)             (2.64)           3.60      7.45      5.37      1.54
                                                                             ----------------------------------------------------
Dividends from net investment income.................         --                 --              --        --        --        --
Distributions from capital gains.....................         --              (0.55)          (2.06)    (1.42)    (0.33)    (2.27)
                                                                             ----------------------------------------------------
Total distributions..................................         --              (0.55)          (2.06)    (1.42)    (0.33)    (2.27)
                                                                             ----------------------------------------------------
Net asset value end of period........................     $22.55            $ 23.43         $ 26.62    $25.08    $19.05    $14.01
                                                                             ----------------------------------------------------
Total return.........................................      (3.76)%            (9.92)%(B)      16.24%    42.07%    39.20%    11.89%
Net assets end of period (in thousands)..............     $9,084            $13,540         $15,355    $6,609    $2,950    $1,825
Ratio of expenses to average net assets..............       1.40%              1.40%(A)        1.84%     1.96%     1.85%     1.85%
Ratio of expenses to average net assets (excluding
 waivers)............................................       2.15%              1.96%(A)        3.08%     3.46%     5.15%     6.16%
Ratio of net investment income (loss) to average net
 assets..............................................      (1.03)%            (1.12)%(A)      (1.30)%   (1.43)%   (1.33)%   (1.37)%
Ratio of net investment income (loss) to average net
 assets (excluding waivers)..........................      (1.78)%            (1.68)%(A)      (2.54)%   (2.93)%   (4.63)%   (5.68)%
Portfolio turnover rate..............................        151%                24%            158%       78%       84%       73%


                                                                 YEAR ENDED DECEMBER 31,        FOR THE PERIOD
                                                              ------------------------------    MAY 25 THROUGH
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS Y)                  1998        1997        1996    DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $  7.81     $  5.77     $ 5.43        $ 5.37
Net investment income (loss)................................     0.01(F)     1.45       0.01          0.04
Net realized and unrealized gain (loss) on investments......     0.46        1.12       0.63          0.26
                                                              --------------------------------------------------
Total from investment operations............................     0.47        2.57       0.64          0.30
                                                              --------------------------------------------------
Dividends from net investment income........................       --          --         --         (0.04)
Distributions from capital gains............................    (0.22)      (0.53)     (0.30)        (0.20)
                                                              --------------------------------------------------
Total distributions.........................................    (0.22)      (0.53)     (0.30)        (0.24)
                                                              --------------------------------------------------
Net asset value end of period...............................  $  8.06     $  7.81     $ 5.77        $ 5.43
                                                              --------------------------------------------------
Total return................................................     6.13%      44.53%     11.83%         5.55%(B)
Net assets end of period (in thousands).....................  $   277     $   119     $1,926        $2,832
Ratio of expenses to average net assets.....................     1.30%       1.30%      1.30%         1.30%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................     1.39%       1.85%      1.92%         1.81%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................     0.06%       2.74%      0.35%         0.18%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................    (0.02)%      2.19%     (0.27)%       (0.33)%(A)
Portfolio turnover rate.....................................       33%(A)      63%       144%           37%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                 YEAR ENDED DECEMBER 31,        FOR THE PERIOD
                                                              ------------------------------    JULY 5 THROUGH
       ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS Y)          1998        1997        1996    DECEMBER 31, 1995
----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $ 16.71     $ 17.10     $16.07        $14.93
Net investment income (loss)................................     0.14        0.17       0.14          0.02
Net realized and unrealized gain (loss) on investments......     2.32        0.72       1.92          2.02
                                                              --------------------------------------------------
Total from investment operations............................     2.46        0.89       2.06          2.04
                                                              --------------------------------------------------
Dividends from net investment income........................    (0.14)      (0.15)     (0.16)        (0.14)
Distributions from capital gains............................    (0.15)      (1.13)     (0.87)        (0.76)
                                                              --------------------------------------------------
Total distributions.........................................    (0.29)      (1.28)     (1.03)        (0.90)
                                                              --------------------------------------------------
Net asset value end of period...............................  $ 18.88     $ 16.71     $17.10        $16.07
                                                              --------------------------------------------------
Total return................................................    14.73%       5.21%     12.86%        13.65%(B)
Net assets end of period (in thousands).....................  $13,379     $10,986     $8,828        $3,109
Ratio of expenses to average net assets.....................     1.55%       1.55%      1.55%         1.55%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................     1.66%       1.66%      1.75%         1.75%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................     0.75%       0.95%      1.03%         0.26%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................     0.64%       0.84%      0.84%         0.05%(A)
Portfolio turnover rate.....................................       52%         27%        24%           31%(A)

                                                               YEAR ENDED     FOR THE PERIOD
                                                              DECEMBER 31,    JULY 17 THROUGH
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS Y)                   1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------
Net asset value beginning of period.........................     $12.02           $11.87
Net investment income (loss)................................       0.74             0.35
Net realized and unrealized gain (loss) on investments......       0.12             0.15
                                                              --------------------------------
Total from investment operations............................       0.86             0.50
                                                              --------------------------------
Dividends from net investment income........................      (0.74)           (0.35)
Distributions from capital gains............................         --               --
                                                              --------------------------------
Total distributions.........................................      (0.74)           (0.35)
                                                              --------------------------------
Net asset value end of period...............................     $12.14           $12.02
                                                              --------------------------------
Total return................................................       7.30%            4.02%(B)
Net assets end of period (in thousands).....................     $7,281           $7,569
Ratio of expenses to average net assets.....................       0.85%            0.85%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................       0.93%            1.02%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................       6.06%            6.40%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................       5.98%            6.23%(A)
Portfolio turnover rate.....................................          8%              10%(A)

                                                               UNAUDITED
                                                               YEAR ENDED     FOR THE PERIOD
                                                              DECEMBER 31,    JULY 25 THROUGH
ENTERPRISE HIGH-YIELD BOND FUND (CLASS Y)                         1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------
Net asset value beginning of period.........................     $12.35           $12.17
Net investment income (loss)................................       0.99             0.67
Net realized and unrealized gain (loss) on investments......      (0.68)            0.18
                                                              --------------------------------
Total from investment operations............................       0.31             0.85
                                                              --------------------------------
Dividends from net investment income........................      (0.99)           (0.67)
Distributions from capital gains............................      (0.16)              --
                                                              --------------------------------
Total distributions.........................................      (1.15)           (0.67)
                                                              --------------------------------
Net asset value end of period...............................     $11.51           $12.35
                                                              --------------------------------
Total return................................................       2.49%            5.24%(B)
Net assets end of period (in thousands).....................     $2,032           $  809
Ratio of expenses to average net assets.....................       0.85%            0.85%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................       1.00%            1.02%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................       8.30%            8.26%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................       8.16%            8.09%(A)
Portfolio turnover rate.....................................        114%             175%(A)

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                YEAR ENDED DECEMBER 31,     FOR THE PERIOD
                                                              ---------------------------   7/5/95 THROUGH
ENTERPRISE MANAGED FUND (CLASS Y)                              1998      1997      1996        12/31/95
----------------------------------------------------------------------------------------------------------
Net asset value beginning of period.........................  $  9.27   $  7.98   $  6.70      $  6.17
Net investment income (loss)................................     0.10      0.08      0.09         0.03
Net realized and unrealized gain (loss) on investments......     0.55      1.64      1.42         0.57
                                                              --------------------------------------------
Total from investment operations............................     0.65      1.72      1.51         0.60
                                                              --------------------------------------------
Dividends from net investment income........................    (0.09)    (0.07)    (0.09)       (0.04)
Distributions from capital gains............................    (0.58)    (0.36)    (0.14)       (0.03)
                                                              --------------------------------------------
Total distributions.........................................    (0.67)    (0.43)    (0.23)       (0.07)
                                                              --------------------------------------------
Net asset value end of period...............................  $  9.25   $  9.27   $  7.98      $  6.70
                                                              --------------------------------------------
Total return................................................     7.20%    21.60%    22.63%        9.80%(B)
Net assets end of period (in thousands).....................  $89,084   $80,879   $57,794      $26,664
Ratio of expenses to average net assets.....................     1.05%     1.04%     1.12%        1.30%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................     1.05%     1.04%     1.12%        1.41%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................     1.01%     0.92%     1.57%        1.39%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................     1.01%     0.92%     1.57%        1.28%(A)
Portfolio turnover rate.....................................       43%       28%       33%          26%(A)

                                                               YEAR ENDED     FOR THE PERIOD
                                                              DECEMBER 31,    JULY 17 THROUGH
ENTERPRISE MONEY MARKET FUND (CLASS Y)                            1998       DECEMBER 31, 1997
----------------------------------------------------------------------------------------------
Net asset value beginning of period.........................     $ 1.00           $ 1.00
Net investment income (loss)................................       0.05             0.02
                                                              --------------------------------
Total from investment operations............................       0.05             0.02
                                                              --------------------------------
Dividends from net investment income........................      (0.05)           (0.02)
                                                              --------------------------------
Total distributions.........................................      (0.05)           (0.02)
                                                              --------------------------------
Net asset value end of period...............................     $ 1.00           $ 1.00
                                                              --------------------------------
Total return................................................       5.04%            2.31%(B)
Net assets end of period (in thousands).....................     $3,413           $2,700
Ratio of expenses to average net assets.....................       0.65%            0.70%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................       0.65%            0.95%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................       4.92%            4.96%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................       4.92%            4.71%(A)

                                                                  FOR THE PERIOD
                                                                  OCTOBER 1, 1998
                                                                      THROUGH
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS Y)              DECEMBER 31, 1998
-------------------------------------------------------------------------------------
Net asset value beginning of period.........................          $ 5.00
Net investment income (loss)................................            0.01
Net realized and unrealized gains (losses) on investments...            1.04
                                                                      ------
Total from investment operations............................            1.05
                                                                      ------
Dividends from net investment income........................              --
Distributions from net realized capital gains...............              --
                                                                      ------
Total distributions.........................................              --
                                                                      ------
Net asset value end of period...............................          $ 6.05
                                                                      ------
Total return................................................           21.00%(B)
Net assets end of period (in thousands).....................          $5,697
Ratio of expenses to average net assets.....................            1.30%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................            5.09%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................            0.61%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................           (3.18)%(A)
Portfolio turnover rate.....................................               2%

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS)

                                                                  FOR THE PERIOD
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS Y)                  11/17/98 THROUGH 12/31/98
--------------------------------------------------------------------------------------
Net asset value beginning of period........................           $14.12
Net investment income (loss)...............................             0.07
Net realized and unrealized gains (losses) on
 investments...............................................             0.03
                                                                      ------
Total from investment operations...........................             0.10
                                                                      ------
Dividends from net investment income.......................            (0.07)
Distributions from net realized capital gains..............            (0.31)
                                                                      ------
Total distributions........................................            (0.38)
                                                                      ------
Net asset value end of period..............................           $13.84
                                                                      ------
Total return...............................................             0.75%(B)
Net assets end of period (in thousands)....................           $   65
Ratio of expenses to average net assets....................             0.65%(A)
Ratio of expenses to average net assets (excluding
 waivers)..................................................             0.95%(A)
Ratio of net investment income (loss) to average net
 assets....................................................             4.75%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers).......................................             4.45%(A)
Portfolio turnover rate....................................              100%(A)

                                                                  FOR THE PERIOD
ENTERPRISE EQUITY FUND (CLASS Y)                             10/14/98 THROUGH 12/31/98
--------------------------------------------------------------------------------------
Net asset value beginning of period........................           $ 5.86
Net investment income (loss)...............................             0.01
Net realized and unrealized gains (losses) on
 investments...............................................             0.63
                                                                      ------
Total from investment operations...........................             0.64
                                                                      ------
Dividends from net investment income.......................            (0.04)
Distributions from net realized capital gains..............            (0.03)
                                                                      ------
Total distributions........................................            (0.07)
                                                                      ------
Net asset value end of period..............................           $ 6.43
                                                                      ------
Total return...............................................            10.93%(B)
Net assets end of period (in thousands)....................           $   57
Ratio of expenses to average net assets....................             1.13%(A)
Ratio of expenses to average net assets (excluding
 waivers)..................................................             2.26%(A)
Ratio of net investment income (loss) to average net
 assets....................................................             1.04%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers).......................................            (0.11)%(A)
Portfolio turnover rate....................................               35%(A)

                            Atlanta Financial Center
                         3343 Peachtree Road, Suite 450
                           Atlanta, Georgia 30326-1022

                       STATEMENT OF ADDITIONAL INFORMATION

EQUITY FUNDS:


         Growth Fund
         Growth and Income Fund
         Equity Fund
         Equity Income Fund
         Capital Appreciation Fund
         Multi-Cap Growth Fund
         Small Company Growth Fund
         Small Company Value Fund
         International Growth Fund


SECTOR FUNDS:

         Internet Fund
         Global Financial Services Fund

INCOME FUNDS:

         Government Securities Fund
         High-Yield Bond Fund
         Tax-Exempt Income Fund


DOMESTIC HYBRID FUNDS:


         Balanced Fund
         Managed Fund

MONEY MARKET FUND:

         Money Market Fund


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Enterprise Group of Funds, Inc. (the "Corporation") Prospectus dated July 1, 1999, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing to the Corporation at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by calling the Corporation at the following numbers:


                       1-800-432-4320
                       1-800-368-3527 (SHAREHOLDER SERVICES)

         The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.


         The date of this Statement of Additional Information is July 1,
1999.

                                TABLE OF CONTENTS

                                                                                                           Page No.
General Information and History...................................................................................1

Investment Objectives and Policies................................................................................1

Certain Investment Securities, Techniques and Associated Risks...................................................12

Investment Restrictions..........................................................................................29

Portfolio Turnover...............................................................................................32

Management of the Corporation....................................................................................32

Fund Manager Arrangements........................................................................................43

Investment Advisory and Other Services ..........................................................................46
         Investment Advisory Agreement...........................................................................46
         Distributor's Agreements And Plans Of Distribution......................................................48
         Miscellaneous...........................................................................................49

Purchase, Redemption and Pricing of Securities Being Offered.....................................................49
         Initial Sales Charge Waivers and Reductions.............................................................50
         Exemptions from Class A, B and C CDSC...................................................................51
         CDSC Waivers and Reductions.............................................................................51
         Services For Investors..................................................................................52
         Conversion of Class B shares............................................................................54
         Exchange Privilege......................................................................................55
         Redemptions In Kind.....................................................................................55
         Determination Of Net Asset Value........................................................................56

Fund Transactions and Brokerage..................................................................................61

Performance Comparisons..........................................................................................64

Taxes............................................................................................................67

Dividends and Distributions......................................................................................70

Additional Information...........................................................................................71

Custodian, Transfer and Dividend Disbursing Agent................................................................72

Independent Accountants..........................................................................................72

Financial Statements.............................................................................................73

Appendix A.......................................................................................................74

Appendix B.......................................................................................................76

                         GENERAL INFORMATION AND HISTORY


         The Enterprise Group of Funds, Inc. (the "Corporation"), an open-end management investment company, was incorporated in Maryland on January 2, 1968, as Alpha Fund, Inc. On September 14, 1987, the Corporation's name was changed to The Enterprise Group of Funds, Inc. and the Corporation's common stock was divided into nine classes, each of which representing shares of a separate fund of the Corporation (each a "Fund," and collectively the "Funds"). Effective May 1, 1990, the Corporation added its Money Market Fund. Effective October 1, 1993, the Corporation added its Small Company Value Fund and effective October 3, 1994, the Corporation added its Managed Fund. Effective May 1, 1995, the Corporation added Class B and Class Y Shares. Effective May 1, 1997, the Corporation added Class C Shares and the Equity, Growth and Income and Small Company Growth Funds. Effective October 1, 1998, the Corporation added its Global Financial Services Fund. Effective July 1, 1999, the Corporation added the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund. Each Fund is diversified, as that term is defined in the Investment Company Act of 1940.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. The investment objectives of each Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund.

Equity Funds, Domestic Hybrid Funds and Sector Funds

         Under normal market conditions, at least 65% of the net asset value of the eleven Equity, Domestic Hybrid and Sector Funds will be invested in common equity securities. The remainder of the Equity Funds' assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, convertible bonds, convertible preferred stock, preferred stock, corporate bonds, U.S. Treasury, notes and bonds, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), rights and warrants.


         The Growth, Growth and Income, Equity, Equity Income, Capital Appreciation, Multi-Cap Growth, Small Company Growth, Small Company Value, Global Financial Services, Balanced and Managed Funds invest in securities that are traded on national securities exchanges and in the over-the-counter market. Each of these Funds, except the Global Financial Services Fund, may invest up to 20% of its assets in foreign securities provided they are listed on a domestic or foreign securities exchange or are represented by ADRs or EDRs. The Global Financial Services Fund may invest over 50% of its assets in foreign securities. As noted below, the International Growth Fund invests principally in the securities of foreign issuers listed on recognized foreign exchanges, but may also invest in securities traded on the over-the-counter market. No Fund except the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund, may invest more than 10% of its net assets in illiquid, including restricted, securities. The Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund may invest up to 15% of their net assets in such securities.


         Growth Fund. The objective of the Growth Fund is capital appreciation. The Fund's common stock selection emphasizes those companies having growth characteristics, but the Fund's investment policy recognizes that securities of other companies may be attractive for capital appreciation purposes by virtue of special developments or depression in price believed to be temporary. The potential for appreciation of capital is the basis for investment decisions; any income is incidental.

         Growth and Income Fund. The objective of the Growth and Income Fund is total return through capital appreciation with income as a secondary consideration. The Fund will invest in securities of companies which the Fund Manager believes to be financially sound and will consider such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the services or products it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and projected earnings growth rate of the company, and the relation of those figures to the current price. The securities held in the Growth and Income Fund will generally reflect the price volatility of the broad equity market.

         Equity Fund. The investment objective of the Equity Fund is long-term capital appreciation. The Fund invests in securities (primarily equity securities) of companies that are believed by the Fund Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Fund Manager's intention to invest in securities of companies which in the Fund Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investment policies aimed at achieving the Fund's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time to time. Under normal circumstances at least 65% of the Fund's assets will be invested in equity securities. The Fund will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         Equity Income Fund. The objective of the Equity Income Fund is a combination of growth and income to achieve an above-average and consistent total return. The Fund invests primarily in dividend-paying common stocks. Under normal circumstances, at least 65% of the Fund's total assets will be invested in income-producing equity securities.

         The Fund's principal criterion in stock selection is above-average yield, and it uses this criterion as a discipline to enhance stability and reduce market risk. Subject to this primary criterion, the Fund invests in stocks that have relatively low price to earnings ratios or relatively low price to book value ratios.

         Capital Appreciation Fund. The objective of the Capital Appreciation Fund is maximum capital appreciation. The Fund invests primarily in common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.

         The Fund invests primarily in common stocks of companies which meet the Fund Manager's criteria of: (a) steadily increasing earnings; and (b) a three-year average performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate at an aggregate average of 1.5 times the average performance of the Standard & Poor's 500 common stocks ("S&P 500") for the same period. The Fund attempts to invest in a range of small, medium and large companies designed to achieve an average capitalization of the companies in which it invests that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

         Multi-Cap Growth Fund. The Multi-Cap Growth Fund invests primarily in growth stocks. The Fund Manager believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition. The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchase exceeds the cost of borrowing, including the interest paid on the money borrowed.

         Small Company Growth Fund. The Small Company Growth Fund seeks to achieve its objective of capital appreciation by investing primarily in common stocks of small companies with strong earnings growth and potential for significant capital appreciation. Under normal market conditions, the Fund will have at least 65% of its total assets in small capitalization stocks (market capitalization of up to $1 billion) and generally that percentage will be considerably higher. The Fund reserves the right to have some of its assets in the equities of companies with over $1 billion in market capitalization. These holdings may be equities that have appreciated since original purchase or equities of companies with a market capitalization in excess of $1 billion at the time of purchase. The Fund will normally be as fully invested as practicable in common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks.

         In pursuing its objective, the Fund Manager will seek out the stocks of small companies that are expected to have above average growth in earnings and are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to its price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small-capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets The Fund Manager's expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.


         Small Company Value Fund. The objective of the Small Company Value Fund is maximum capital appreciation. The Fund invests at least 65% of its total assets in the common equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of up to $1 billion.


         The Fund intends to invest the remaining 35% of its total assets in the same manner but reserves the right to use some or all of the 35% to invest in equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of more than $1 billion.

         In pursuing its objective, the Fund's strategy will be to invest in stocks of companies with value that may not be fully reflected by the current stock price. Since small companies tend to be less actively followed by stock analysts, the market may overlook favorable trends and then adjust its valuation more quickly once investor interest has surfaced. The Fund Manager uses a number of proprietary research techniques in various sectors to seek out companies in the public market that are selling at a discount to what the Fund Manager terms the private market value (PMV) of the companies. The Fund Manager then determines whether there is an emerging valuation catalyst that will increase market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

         International Growth Fund. The objective of the International Growth Fund is capital appreciation. The Fund primarily invests in a diversified portfolio of non-U.S. equity securities.

         It is an operating policy of the Fund that it will invest at least 80% of its total assets (except when maintaining a temporary defensive position) in equity securities of companies domiciled outside the United States. That portion of the Fund not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high-grade commercial paper, certificates of deposit, foreign currency, bankers acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Fund may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved.

         The International Growth Fund will invest primarily in equity securities, which may achieve capital appreciation by selecting companies with superior potential based on a series of macro and micro analyses. The International Growth Fund may select its investments from companies which are listed on a domestic or foreign securities exchange or from companies whose securities have an established over-the-counter market, and may make limited investments in "thinly traded" securities.

         The International Growth Fund will normally have at least 65% of its total assets invested in European and Pacific Basin equity securities. The International Growth Fund intends to broadly diversify investments among countries and normally to have represented in the portfolio issuers located in not less than three different countries. The selection of the securities in which the International Growth Fund will invest will not be limited to companies of any particular size.

         Using a bottom-up investment approach, Vontobel USA invests in large- and medium-capitalization companies that have a long record of successful operations in their core business. Typically such companies occupy a leading position in their industry, have consistently generated free cash flow, and have achieved earnings growth through increasing market share and unit sales volumes. Vontobel USA's goal is to construct a portfolio of the best companies in the developed markets of Europe and the Pacific Basin without making any country bets. With approximately 80-100 stocks, the International Growth Fund also seeks to be well diversified in terms of industry exposure. Vontobel USA analyzes approximately 35 international equity markets, including those comprised in Morgan Stanley Capital International's EAFE (Europe, Australia and Far East). The Adviser also gives consideration to such factors as market liquidity, accessibility to foreign investors, regulatory protection of shareholders, accounting and disclosure standards, transferability of funds and foreign exchange controls, if any.

Global Financial Services Fund

         The objective of the Global Financial Services Fund is capital appreciation. The Global Financial Services Fund invests almost exclusively in financial services stocks with average holdings of between 55 and 75 stocks. At least 65% of total assets of the Fund will normally be invested in financial services stocks. In addition, the Fund primarily invests in U.S. financial services companies. Other countries eligible for inclusion into this service will be limited to the developed market as represented by the MSCI EAFE Index with Canada. The Fund Manager will not make investments in emerging markets. The Fund is broadly diversified geographically, typically with holdings in ten or more foreign countries. The vast majority of the investments are made in common stocks with a fully invested posture being the norm. Individual security positions are controlled so that no single holding will dominate the portfolio.

         The Fund Manager employs a centralized investment approach in all portfolios. The Global Investment Policy Group uses its many years of experience and market memory to review analysts' latest research findings and forecasts. The group integrates the work of analysts, economists and the quantitative group, systematically applying valuation and portfolio construction processes to select securities. The portfolio managers then apply the Investment Policy Group's decisions, deviating only to conform to Fund objectives.

         The Fund Manager employs 129 analysts who take an intensive, long-term approach to forecasting earnings power and growth. Organized in global industry teams so that they can discern companies' strategies, cost pressures and competition in a global context, the Fund Manager's analysts are centrally located so that the senior professionals can control the quality of their findings.

         Internet Fund. Under normal conditions, the Internet Fund will invest at least 65% of its assets in equity securities. In choosing which companies' stock the Fund should purchase, the Fund Manager invests in those companies listed on a U.S. securities exchange or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Fund may also invest in other "high tech" companies. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases. Other "high tech" companies may include firms in the computer, communications, video, electronic, office and factory automation and robotics sectors.

Income Funds

         Investors should refer to Appendix A to this Statement of Additional Information for a description of the Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings mentioned below.


         Government Securities Fund. The objective of the Government Securities Fund is current income and safety of principal. The Fund invests primarily in from securities that are obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities").


         It is a fundamental policy of the Fund that under normal conditions at least 80% of its net assets will be invested in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities are generally considered to be of the same or higher credit quality as privately issued securities rated Aaa by Moody's Investor Services or AAA by Standard & Poor's.


         U.S. Government Securities consist of direct obligations of the U.S. Treasury (such as treasury bills, treasury notes and treasury bonds) and securities issued or guaranteed by agencies and instrumentalities of the United States Government. Those securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Examples of full faith and credit securities are securities issued by the Government National Mortgage Association ("GNMA Certificates"). Examples of agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States are the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority, the United States Postal Service and the Export-Import Bank. The Fund will choose among these categories in order to achieve the highest level of current income and safety of principal.

         The remainder of the Fund's assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, corporate bonds and other mortgage-related securities (including collateralized mortgage obligations or "CMOs") rated Aaa by Moody's or AAA by S&P at the time of the investment or determined by the Fund Manager to be of comparable credit quality at the time of investment to such rated securities. In making such investments, the Fund Manager seeks income but gives careful attention to security of principal and considers such factors as marketability and diversification. For a discussion of CMOs and related risks, see "Certain Investment Techniques and Associated Risks in this Statement of Additional Information."


         As described in "Certain Investment Techniques and Associated Risks," the Fund may write and sell covered call option contracts on securities that it owns (in an effort to enhance income through hedging and other investment techniques) to the extent of 20% of its net assets at the time such option contracts are written.


         High-Yield Bond Fund. The objective of the High-Yield Bond Fund is maximum current income. The Fund invests primarily in debt securities that are rated Ba or lower by Moody's or BB or lower by S&P.


         It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of its net assets (at least 65% of gross assets) in high-yielding, income-producing domestic corporate bonds that are rated below investment grade and rated B3 or better by Moody's or B- or better by S&P. The corporate bonds in which the Fund invests are high-yielding but normally carry a greater credit risk than bonds with higher ratings. In addition, such bonds, commonly referred to as "junk bonds," may involve greater volatility of price than higher-rated bonds. For a discussion of high-yield securities and related risks, see "Certain Investment Techniques and Associated Risks."



         The Fund's investments are selected by the Fund Manager after careful examination of the economic outlook to determine those industries that appear favorable for investments. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, bonds of issuers within those industries are selected based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds. Should an investment purchased with the above-described credit quality requisites be downgraded to Ca or lower or CC or lower, the Fund Manager shall have discretion to hold or liquidate the security.


         Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's total assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager have characteristics similar to below investment grade bonds; (3) convertible debt securities; (4) puts, calls and futures as hedging devices;

(5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government Securities and other income-producing cash equivalents. For a discussion of puts, calls, and futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         Tax-Exempt Income Fund. The objective of the Tax-Exempt Income Fund is a high level of current income not includable in gross income for federal income tax purposes, with consideration given to preservation of principal. The Fund invests primarily in a diversified portfolio of long-term investment grade municipal bonds.

         It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of its net assets in investment grade "Municipal Securities" (or futures contracts or options on futures with respect thereto) which, at the time of investment, are investment grade or in Municipal Securities which are not rated if, based upon credit analysis by the Fund Manager, it is believed that such securities are of comparable quality to such rated bonds. Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities are traded primarily in the over-the-counter market. Such securities may have fixed, variable or floating rates of interest. The interest on investment grade Municipal Securities, in the opinion of counsel for issuers and the Fund, is generally not includable in gross income for federal income tax purposes, and is generally not subject to the alternative minimum tax. See the Appendix B for a further description of Municipal Securities.

         Investment grade securities in which the Fund may invest are those bonds rated within the three highest ratings by Moody's (Aaa, Aa, A) or S&P (AAA, AA, A); notes given one of the three highest ratings by Moody's (MIG1, MIG2, MIG3) commercial paper rated P-1 by Moody's or A-1 by S&P; and variable rate securities rated VMIG1 or VMIG2 by Moody's.

         While there are no maturity restrictions on the Municipal Securities in which the Fund invests, the average maturity is expected to range between 10 and 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and in some cases utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, a shorter weighted average maturity may be adopted to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, a longer weighted average maturity rate may be adopted. For a discussion on futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government Securities.


         The Fund will invest at least 80% of its total assets in tax-exempt securities, the interest on which is not subject to federal alternative minimum tax.


Domestic Hybrid Funds

         The Balanced Fund. Generally, between 60% and 75% of the Balanced Fund's total assets will be invested in equity securities. The portfolio allocation will vary based upon the Fund Manager's assessment of the return potential of each asset class. For equity investments, the Fund Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; the potential to become (or currently are) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Fund Manager will seek to maintain the Fund's weighted average duration within 20% of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Fund will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.


         Managed Fund. The objective of the Managed Fund is growth of capital over time. The Fund invests in a diversified portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Fund may invest will be the same as those in which the Equity Funds invest. Debt securities are expected to be predominantly investment grade intermediate to long-term U.S. Government and corporate debt, although the Fund will also invest in high quality short-term money market and cash equivalent securities and may invest all of its assets in such securities when the Fund Manager deems it advisable in order to preserve capital. In addition, the Fund may also invest up to 20% of its total assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by ADRs or EDRs listed on a domestic securities exchange or traded in the United States over-the-counter market.


         The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. However, it is a policy of the Fund that it will not invest more than 5% of the value of its total assets in high-yield securities.

Money Market Fund

         Money Market Fund. The investment objective of the Money Market Fund is to provide the highest possible level of current income, consistent with preservation of capital and liquidity. Securities in which the Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturity which generally have less liquidity and greater market risk. The Money Market Fund seeks to achieve its objective by investing in a diversified portfolio of high-quality money market instruments, comprised of U.S. dollar-denominated instruments which present minimal credit risks and are of eligible quality which consist of the following:

         1. obligations issued or guaranteed as to principal and interest by the United States Government or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

         2. U.S. dollar denominated commercial paper, negotiable certificates of deposit, letters of credit, time deposits and bankers acceptances, of U.S. or foreign banks, and U.S. or foreign savings and loans associations, which at the date of investment have capital, surplus and undistributed profits as of the date of their most recent published financial statements of $500,000,000 or greater;

         3. short-term corporate debt instruments (commercial paper or variable amount master demand notes) rated "A-1" or "A-2" by S&P or "Prime 1" or "Prime 2" by Moody's or Tier 1 by any two Nationally Recognized Statistical Rating Organizations ("NRSRO"), or, if not rated, issued by a company rated at least "A" by any two NRSROs; however, investments in securities of all issuers having the second highest rating (A-2/P-2) assigned shall be limited to no more than five percent of the Fund's assets at the time of purchase, with the investment of any one such issuer being limited to not more than one percent of Fund assets at the time of purchase;

         4. corporate obligations limited to non-convertible corporate debt securities having one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's; and

         5. repurchase agreements with respect to any of the foregoing obligations.

         The Money Market Fund will limit its investment in the securities of any one issuer to no more than five percent of Fund assets, measured at the time of purchase.

         In addition, the Money Market Fund will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays on resale or which is not readily marketable if more than 10% of the net assets of the Money Market Fund, taken at market value would be invested in such securities.

         After purchase by the Money Market Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Fund. Neither event will require a sale of such security by the Money Market Fund. The Fund Manager will consider such event in its determination of whether the Money Market Fund should continue to hold the security provided that the security presents minimal credit risks and that holding the security is in the best interests of the Fund. To the extent Moody's or S&P may change their rating systems generally (as described in Appendix A) the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with investment policies contained herein and in the Fund's Prospectus.

         The dollar-weighted average maturity of the Money Market Fund will be 90 days or less.

         All investments of the Money Market Fund will be limited to instruments which are determined to be of eligible quality, which, if instruments of foreign issuers, are United States dollar-denominated instruments presenting minimal credit risk, and all of which are either:

         1. of those rated in the two highest rating categories by any NRSRO, or

         2. if the instrument is not rated, of comparable quality as determined by or under the direction of the Board of Directors.

         Generally, instruments with NRSRO ratings in the two highest grades are considered "high quality." All of the money market investments will mature in 397 days or less. The Money Market Fund will use the amortized cost method of securities valuation, as described more fully below in "Determination of Net Asset Value."

                    CERTAIN INVESTMENT SECURITIES, TECHNIQUES
                              AND ASSOCIATED RISKS

         Following is a description of certain investment techniques employed by the Funds, and certain types of securities invested in by the Funds and associated risks. Unless otherwise indicated, all of the Funds may use the indicated techniques and invest in the indicated securities.

Mortgage-Related Securities and Asset-Backed Securities


         Up to 20% of the net assets of the Government Securities Fund may be invested in assets other than U.S. Government Securities, including collateralized mortgage-related securities ("CMOs") and asset-backed securities. The Balanced Fund may also invest in such securities as well as Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Pass-Throughs. These securities are considered to be volatile and may be thinly traded. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Fund and Balanced Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. REMIC's are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.


         While there are many versions of CMOs and asset-backed securities, some include "Interest Only" or "IO" -- where all interest payments go to one class of holders, "Principal Only" or "PO" -- where all of the principal goes to a second class of holders, "Floaters" -- where the coupon rate floats in the same direction as interest rates and "Inverse Floaters" --where the coupon rate floats in the opposite direction as interest rates. All of these securities are volatile; they also have particular risks in differing interest rate environments as described below.

         The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on yield to maturity and, therefore, the market value of the IO. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. Accordingly, investment in IOs can theoretically be expected to contribute to stabilizing the Fund's net asset value. However, if the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated AAA or the equivalent. Conversely, while the yield to maturity on a PO class is also extremely sensitive to rate of principal payments (including prepayments) on the related underlying mortgage assets, a slow rate of principal payments may have a material adverse effect on yield to maturity and therefore the market value of the PO. As interest rates rise and fall, the value of POs tends to move in the opposite direction from interest rates. This is typical of most debt instruments.

         Floaters and Inverse Floaters ("Floaters") are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR ("London Inter-Bank Offered Rate") and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters can be reset at fixed intervals over the life of the Floater, float with a spread to the base rate or be a certain percentage rate minus a certain base rate. Some Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate.

         The market value of all CMOs and other asset-backed securities are determined by supply and demand in the bid/ask market, interest rate movements, the yield curve, forward rates, prepayment assumptions and credit of the underlying issuer. Further, the price actually received on a sale may be different from bids when the security is being priced. CMOs and asset-backed securities trade over a bid and ask market through several large market makers. Due to the complexity and concentration of derivative securities, the liquidity and, consequently, the volatility of these securities can be sharply influenced by market demand.

         Asset-backed and mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Managers (subject to the oversight of the Board of Directors), the investment restriction limiting the Fund's investment in illiquid instruments will apply. However, IOs and POs issued by the U.S. Government, its agencies and instrumentalities, and backed by fixed-rate mortgages may be excluded from this limit, if, in the judgment of the respective Fund Managers (subject to the oversight of the Board of Directors) such IOs and POs are readily marketable. The Government Securities Fund does not intend to invest in residual interests, privately issued securities or subordinated classes of underlying mortgages.

         Other Mortgage-Backed Securities. The Balanced Fund may invest in other mortgage-backed securities. The Fund Manager expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Fund Manager will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.


Short Term Investments

         Each Fund typically invests a part of its assets in various types of U.S. Government Securities and high-quality short-term debt securities with remaining maturities of one year or less ("money market investments"). This type of short-term investment is made to provide liquidity for the purchase of new investments and to effect redemptions of shares. The money market instruments in which each Fund may invest include government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. The International Growth Fund and Global Financial Services Fund may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits and foreign bank acceptances.

Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities

         Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Information on Time Deposits and Variable Rate Notes

         The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to 10% limit on illiquid investments set forth in the Certain Other Securities Section, hereafter.

         The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., the "Master Note") permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as lender and the issuer as borrower. It permits daily changes in the amounts borrowed. The Funds have the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. The Funds have no limitations on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, the Fund Managers will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Funds will not invest more than 5% of their total assets in variable rate notes.

Insured Bank Obligations

         The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Funds may, within the limits set forth in this Statement of Additional Information, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Directors determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the 10% limit for illiquid investments for each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

High-Yield Securities

         The Funds, other than the Balanced Fund, may invest in high-yield securities. Notwithstanding the investment policies and restrictions applicable to the Funds which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds. Each of the major categories of risk are affected by various factors, as discussed below:

         High-Yield Bond Market. The high-yield bond market has grown in the context of a long economic expansion. Any downturn in the economy may have a negative impact on the perceived ability of the issuer to make principal and interest payments which may adversely affect the value of outstanding high-yield securities and reduce market liquidity.

         Sensitivity To Interest Rate and Economic Changes. In general, the market prices of bonds bear an inverse relationship to interest rates; as interest rates increase, the prices of bonds decrease. The same relationship may hold for high-yield bonds, but in the past high-yield bonds have been somewhat less sensitive to interest rate changes than treasury and investment grade bonds. While the price of high-yield bonds may not decline as much, relatively, as the prices of treasury or investment grade bonds decline in an environment of rising interest rates, the market price, or value, of a high-yield bond will be expected to decrease in periods of increasing interest rates, the net asset value of the Funds. High-yield bond prices may not increase as much, relatively, as the prices of treasury or investment grade bonds in periods of decreasing interest rates. Payments of principal and interest on bonds are dependent upon the issuer's ability to pay. Because of the generally lower creditworthiness of issuers of high-yield bonds, changes in the economic environment generally, or in an issuer's particular industry or business, may severely impair the ability of the issuer to make principal and interest payments and may depress the price of high-yield securities more significantly than such changes would affect higher-rated, investment-grade securities.

         Payment Expectations. Many high-yield bonds contain redemption or call provisions which might be expected to be exercised in periods of decreasing interest rates. Should bonds in which the Funds have invested be redeemed or called during such an interest rate environment, the Funds would have to sell such securities without reference to their investment merit and reinvest the proceeds received in lower yielding securities, resulting in a decreased return for investors in the Funds. In addition, such redemptions or calls may reduce the Funds' asset base over which the Funds' investment expenses may be spread.

         Liquidity and Valuation. Because of periods of relative illiquidity, many high-yield bonds may be thinly traded. As a result, the ability to accurately value high-yield bonds and determine the net asset value of the High-Yield Bond Fund, as well as the Fund's ability to sell such securities, may be limited. Public perception of and adverse publicity concerning high-yield securities may have a significant negative impact on the value and liquidity of high-yield securities, even though not based on fundamental investment analysis.

         Tax Considerations. To the extent that a Fund invests in securities structured as zero coupon bonds, or other securities issued with original issue discount, the Fund will be required to report interest income even though no cash interest payment is received. Because such income is not represented by cash, the Fund may be required to sell other securities in order to satisfy the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986 ("IRC").

         Fund Composition. As of March 31, 1999, the High-Yield Bond Fund consisted of securities classified as follows:


                                   PERCENTAGE OF
         CATEGORY                TOTAL INVESTMENTS
        ----------              -------------------
           AAA                             1%
           BBB                           3.5%
            BB                          26.6%
             B                          65.3%
            CCC                          1.7%
        Non-rated*                       2.3%

----------
* Equivalent ratings for these securities would have been B.

REITS


         Each Fund other than the Money Market may invest up to 10% of its total assets in the securities of real estate investment trusts ("REITs"). The Multi-Cap Growth, the Internet and the Balanced Funds are not subject to this limitation. REITs are pooled investment vehicles which invest in real estate and real estate-related loans. The value of a REIT's shares generally is affected by changes in the value of the underlying investments of the trust.


Hedging Transactions

         Except as otherwise indicated, the Fund Managers, other than for the Money Market Fund, may invest in derivatives, which are discussed in detail below, to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in equity or bond values, interest rates and currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment.


         Other than the Multi-Cap Growth Fund, the Funds will not engage in hedging transactions for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities owned or expected to be owned by the Funds. Unless otherwise indicated, a Fund, other than the Multi-Cap Growth Fund, will not enter into a futures transaction (except for closing transactions) if, immediately thereafter, the sum of the amount of the initial deposits and premiums on open futures contracts and options on futures would exceed 5% of the Fund's total assets.

Certain Securities

         The Funds may invest in the following described securities, except as otherwise indicated. These securities are commonly referred to as derivatives. A Fund's investment in such securities, in the aggregate, may not exceed 5% of net assets at the time of investment; provided, however, that the International Growth Fund, the High-Yield Bond Fund, and the Government Securities Fund may invest up to 20% of their net assets in such securities. The Multi-Cap Growth Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets, although no more than 5% will be committed to transactions entered into for non-hedging (speculative) purposes.

         Call Options. The Multi-Cap Growth Fund, the Internet Fund, and the Balanced Fund may purchase call options, but the Balanced Fund may only do so to the extent premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. The Internet and Balanced Funds may purchase options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds, other than the Money Market Fund, may write (sell) call options ("calls") that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. The Internet Fund and the Balanced Fund may purchase or write options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Call options are short-term contracts with a duration of nine months or less. Such Funds may only write call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in the Fund. In addition, no Fund will, prior to the expiration of a call option, permit the call to become uncovered. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. The International Growth Fund and Global Financial Services Fund may purchase and write covered call options on foreign and U.S. securities and indices and enter into related closing transactions.

         The Internet Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         Generally, a Fund intends to write listed covered calls when it anticipates that the rate of return from so doing is attractive, taking into consideration the premium income to be received, the risks of a decline in securities prices during the term of the option, the probability that closing purchase transactions will be available if a sale of the securities is desired prior to the exercise or expiration of the options, and the cost of entering into such transactions. A principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer such as a Fund, which owns the underlying security, has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but it has retained the risk of loss should the price of the security decline.

         The writing of covered call options involves certain risks. A principal risk arises because exchange and over-the-counter markets for options may be limited; it is impossible to predict the amount of trading interest which may exist in such options, and there can be no assurance that viable exchange and over-the-counter markets will develop or continue. The Funds will write covered call options only if there appears to be a liquid secondary market for such options. If, however, an option is written and a liquid secondary market does not exist, it may be impossible to effect a closing purchase transaction in the option. In that event, the Fund may not be able to sell the underlying security until the option expires or the option is exercised, even though it may be advantageous to the Fund to sell the underlying security before that time.

         Moreover, there is no assurance that the Internet Fund or the Balanced Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to do so in connection with the purchase or sale of options.

         The Funds may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Funds will invest in such options only to the extent consistent with their limit on investments in illiquid securities.

         Put Options. The Funds, except the Government Securities Fund and the Money Market Fund, may purchase put options ("Puts") which relate to (i) securities (whether or not they hold such securities); (ii) Index Options (described below whether or not they hold such Options); or (iii) broadly-based stock indices. The Internet Fund and the Balanced Fund may purchase or write put options that may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Balanced Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund's total assets. The Balanced Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, the Balanced Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The Funds, except the Government Securities Fund and Money Market Fund, may write covered Puts. The Funds will receive premium income from writing covered Puts, although a Fund may be required, when the put is exercised, to purchase securities at higher prices than the current market price. The High-Yield Bond Fund may invest up to 10% of its total assets in Puts.


         Futures Contracts. All Funds, other than the Money Market Fund, may enter into contracts for the future acquisition or delivery of securities ("Futures Contracts") including index contracts and foreign currencies, and may also purchase and sell call options on Futures Contracts. These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the securities or currencies held in the Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date.


         These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the securities or currencies held in a Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date. Alternatively, a Fund may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Fund has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Fund would not achieve the anticipated benefits of Futures Contracts. The Balanced Fund may not purchase or sell a Futures Contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. The Balanced Fund may purchase and sell call and put options on Futures Contracts traded on an exchange or board of trade.

         In connection with transactions on options on stock index futures, the Multi-Cap Growth Fund and the Internet Fund will be required to deposit as "initial margin" an amount of cash or other specified assets equal to, with respect to the Multi-Cap Growth Fund 1% to 10% of the face amount of the contract, and between 5% to 8% of the contract amount with respect to the Internet Fund. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or Futures Contract. The Multi-Cap Growth Fund and the Internet Fund may not at any time commit more than 5% of their total assets to initial margin deposits on Futures Contracts, index options and options on Futures Contracts. However, with respect to the Multi-Cap Growth Fund, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Multi-Cap Growth Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

         Alternatively, the Funds may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Fund has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Fund would not achieve the anticipated benefits of Futures Contracts.

         The use of Futures Contracts involves special considerations or risks not associated with the primary activities engaged in by any Funds. Risks of entering into Futures Contracts include: (1) the risk that the price of the Futures Contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market if the Fund attempts to enter into a closing position; (3) the risk that the Fund will lose an amount in excess of the initial margin deposit; and (4) risk that the Fund Manager may be incorrect in its prediction of movements in stock, bond, currency prices and interest rates.

         Index Options. All of the Equity Domestic Hybrid and Sector Funds may invest in options on stock indices. These options are based on indices of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the S&P 500. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges.

         For a call option on an index, the option is covered if a Fund maintains with its sub-custodian cash or liquid securities equal to the contract value. With respect to the Balanced Fund, the option is also covered if the fund maintains with its custodian a diversified stock portfolio equal to the contract value.

         The use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Because the value of an index option depends primarily on movements in the value of the index rather than in the price of a single security, whether a Fund will realize a gain or loss from purchasing or writing an option on a stock index depends on movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment rather than changes in the price of a particular security. Consequently, successful use of stock index options by a Fund will depend on that Fund Manager's ability to predict movements in the direction of the stock market generally or in a particular industry. This requires different skills and techniques than predicting changes in the value of individual securities.

         Interest Rate Swaps. In order to attempt to protect the Fund's investments from interest rate fluctuations, the Funds may engage in interest rate swaps. Generally, the Funds intend to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange between the Fund and another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.


         The Fund will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid debt securities having an aggregate net asset value at least equal to the accrued excess, will be segregated by the Fund.

         The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a Fund Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Foreign Currency Values and Transactions

         Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of the International Growth Fund and the Global Financial Services Fund (and of the other Funds that may invest in foreign securities to a much lesser extent) as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Growth Fund and the Global Financial Services Fund may incur costs in connection with conversions between various currencies.

         To manage exposure to currency fluctuations, the Funds may alter equity or money market exposures (in its normal asset allocation mix as previously identified where applicable), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The Funds may purchase securities indexed to currency baskets. The Funds will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Funds to set aside liquid assets in a segregated account to cover its obligations. These techniques are further described below.

         The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

         When a Fund Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Funds, securities denominated in such foreign currency.

         At the maturity of a forward contract, the Funds may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize a gain or loss from currency transactions.

         The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Funds' exposure to changes in currency exchange rates. Call options on foreign currency written by the Fund will be "covered", which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

         The Internet Fund may also engage in currency swaps, which are agreements to exchange cash flows based on the national difference among two or more currencies.

Certain Other Securities

         Except as otherwise indicated, the Funds may purchase the following securities, the purchase of which involves certain risks described below. Unless otherwise indicated, a Fund will not purchase a category of such securities if the value of such category, taken at current value, would exceed 5% of the Fund's total assets.

         Money Market Instruments. The Equity Funds and the Flexible Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, time deposits, loan participations ("LPs"), and, except with respect to the Multi-Cap Growth Fund, variable amount master demand notes. The Multi-Cap Growth Fund may invest in corporate bonds with remaining maturities of one year and the Internet Fund may invest in corporate bonds with remaining maturities of 397 days or less. The Balanced Fund may also invest in short-term corporate obligations, foreign commercial paper, and variable and floating-rate instruments.

         Bank obligations include bankers' acceptances, including Yankee Bankers' Acceptances and foreign bankers' acceptances. Eurodollar Time Deposits ("ETDs") and Canadian Time Deposits ("CTDs"), and with respect to the Internet Fund, Schedule B's. In addition, bank obligations include U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions and U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. The Internet Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Fund Manager deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations by the Internet Fund and the Balanced Fund are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London. Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities. ETDs are U.S. dollar-denominated deposits on a foreign branch of a U.S. bank or a foreign bank and CTDs are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks. Schedule Bs are obligations issued by Canadian branches of foreign or domestic banks and Yankee BAs are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in United States.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

         Variable- and Floating-Rate Instruments and Related Risks. The Balanced Fund may acquire variable- and floating-rate instruments. The Fund Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets the Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

     Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

     Loan Participations. The Balanced Fund may also engage in Loan Participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be rated as illiquid if, in the judgment of the Fund Manager, they cannot be sold within seven days.

     Foreign Bankers' Acceptances. The Balanced Fund may purchase foreign bankers' acceptances. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

     Foreign Commercial Paper. The Balanced Fund may purchase foreign commercial paper. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

     Supranational Bank Obligations. The Internet Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         Master Demand Notes. All Funds except the Multi-Cap Growth, may purchase variable amount master demand notes. However, the Funds, except the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund, will not purchase such securities if the value of such securities, taken at the current value, would exceed 5% of the Fund's total assets. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate Fund Managers, subject to the overall review of the Fund's Directors and the Advisor, monitor the financial condition of the issuers to evaluate their ability to repay the notes.

         U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks Maritime Administration, some of which are discussed below.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the

Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed at to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Under normal market conditions, the Internet Fund will not invest to a significant extent, or on a routine basis, in U.S. Government securities.

     The Balanced Fund may also invest in other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

     Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features.

     The Balanced Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.


     Repurchase Agreements. All Funds may enter into repurchase agreements usually having maturities of one business day and not more than one week. The Funds, except for the Multi-Cap Growth Fund, the Internet Fund, and the Balanced Fund, will not purchase such securities if the value of such securities, taken at current value, would exceed 5% of the Fund's total assets. When a Fund acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the same seller pursuant to which the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. In such instances, the Corporation's Custodian has possession of the security or collateral for the seller's obligation. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund collateralized by the underlying instrument. If the seller should default on its obligation to repurchase the securities, the Fund may experience delays, difficulties or other costs when selling the securities held as collateral and may incur a loss if the value of the collateral declines. The appropriate Fund Managers, subject to the overall review by the Corporation's Directors and the Advisor, monitor the value of the collateral as to repurchase agreements, and they monitor the creditworthiness of the seller and must find it satisfactory before engaging in repurchase agreements. The Funds enter into repurchase agreements only with Federal Reserve member banks that have net worth of at least $100,000,000 and outstanding commercial paper of the two highest rating categories assigned by Moody's or S&P or with broker-dealers that are registered with the Securities and Exchange Commission, are members of the National Association of Securities Dealers, Inc. ("NASD") and have similarly rated commercial paper outstanding. Any repurchase agreements entered into by the Funds will be fully collateralized and marked to market daily, other than those entered into by the Money Market Fund, which are valued on a market to market basis.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Because reverse repurchase agreements are considered borrowings, the Internet Fund and the Balanced Fund may only enter into such agreements for temporary or emergency purposes. The Internet Fund may only sell portfolio securities to financial institutions such as banks and broker/dealers and requiring to repurchase them at a mutually specified date and price ("reverse purchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities in a segregated account in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. With respect to the Balance Fund, liquid securities include equity securities and debt securities that are unencumbered and marked to market daily.

     Restricted or Illiquid Securities. Each Fund, except the Multi-Cap Growth Fund, the Internet Fund, and the Balanced Fund, may invest up to 10% of its net assets in restricted securities (privately placed equity or debt securities) or other securities which are not readily marketable. The Multi-Cap Growth Fund and the Internet Fund may invest up to 15% of their respective net assets and the Balanced Fund may invest up to 5% of its total assets in illiquid or restricted securities. With respect to the Multi-Cap Growth Fund, restricted securities that are determined by the Board or Directors to be liquid are not subject to this limitation.

     Each Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal Securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market on the Section 4(2) paper, thus providing liquidity.

     The Funds may invest in restricted securities governed by Rule 144A under the Securities Act of 1933. In adopting Rule 144A, the Securities Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of directors (or the Fund Manager acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security by a Fund, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Fund's portfolio could be adversely affected. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         Foreign Securities. As noted above, the International Growth Fund will invest primarily in foreign securities and the Global Financial Services Fund may invest 50% or more of its total assets in such securities. All other Funds, except the Internet Fund, Government Securities Fund, the Tax-Exempt Income Fund and the Money Market Fund, may, other than the Multi-Cap Growth Fund, subject to the 20% limitation, invest in foreign securities as well as both sponsored and unsponsored ADRs, and EDRs which are securities of U.S. issuers backed by securities of foreign issuers. The Multi-Cap Growth Fund may invest in ADRs, American Depository Shares or U.S. dollar denominated securities of foreign issuers without limitation. The Internet Fund typically will only purchase foreign securities which are represented by sponsored or unsponsored ADRs listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included on the NASDAQ National Market System. The Balanced Fund may invest up to 20% of total assets in foreign securities as well as sponsored and unsponsored ADRs and EDRs. There may be less information available about unsponsored ADRs and EDRs, and therefore, they may carry higher credit risks. The Funds may also invest in securities of foreign branches of domestic banks and domestic branches of foreign banks.

         Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. The appropriate Fund Managers and the Advisor, subject to the overall review of the Funds' Directors, evaluate the risks and opportunities when investing in foreign securities. Such risks include trade balances and imbalances and related economic policies; currency exchange rate fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local, political and economic considerations.

Forward Commitments

         Securities may be purchased on a "when issued" or on a "forward delivery" basis, which means it may take as long as 120 days before such obligations are delivered to a Fund. The purpose of such investments is to attempt to obtain higher rates of return or lower purchase costs than would be available for securities purchased for immediate delivery. Securities purchased on a when issued or forward delivery basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. In addition, if the dealer through which the trade is made fails to consummate the transaction, the Fund may lose an advantageous yield or price. The Fund does not accrue income prior to delivery of the securities in the case of forward commitment purchases. The 5% limitation does not apply to the International Growth, Global Financial Services, Government Securities and Tax-Exempt Income Funds which have a 20% limitation. Because the Internet Fund's liquidity and ability to manage its portfolio might be affected when it earmarks cash or portfolio securities to cover such purchase commitments, the Fund Manager expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         Portfolio Depositary Receipts. To the extent otherwise consistent with its investment policies and applicable law, the Multi-Cap Growth Fund may invest up to 5% of its total assets in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicated and, therefore, track the performance of various broad securities indices or sectors of such indices. For example, the Fund may invest in Standard & Poor's Depositary Receipts R (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts R (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.

         Short sales. The Multi-Cap Growth Fund may sell securities "short against the box." While a short sale is the sale of a security the Multi-Cap Growth Fund does not own, it is "against the box" if at all times when the short position is open the Multi-Cap Growth Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

         Convertible Securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

Temporary Defensive Techniques

         Any or all of the Funds may at times for defensive purposes, at the determination of the Fund Manager, temporarily place all or a portion of their assets in cash, short-term commercial paper (i.e., short-term unsecured promissory notes issued by corporations to finance short-term credit needs), United States Government securities, high-quality debt securities (including "Eurodollar" and "Yankee Dollar" obligations, i.e., U.S. issuer borrowings payable overseas in

U.S. funds and obligations of foreign issuers payable in U.S. funds), and obligations of banks when in the judgment of the Fund Manager such investments are appropriate in light of economic or market conditions. The Money Market Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, when in the judgment of the Fund Manager such an investment is appropriate in light of economic or market conditions. For temporary defensive purposes, the International Growth Fund and the Global Financial Services Fund may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits, and foreign bank acceptances. When a Fund takes a defensive position, it may not be following the fundamental investment policy of the Fund.


         Other Investments. Each Fund may, in the future, be authorized to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.




         Year 2000. Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. As part of its operational responsibilities, the Advisor has reviewed each of its internal systems and has obtained assessments from each service provider, including Fund Managers, of Year 2000 issues which could potentially impact services to the Fund. The Advisor is unaware of any Year 2000 issues which remain unresolved or have been identified as unresolvable. In addition, the Advisor has established a timetable to periodically re-evaluate systems to ensure new issues or those which may not previously have been identified are addressed and resolved in an expeditious manner. The Advisor does not anticipate any material expenditures for monitoring Year 2000 issues. If the problem has not been fully addressed, however, the Funds could be negatively affected. The Year 2000 Issue could also have a negative impact on the companies in which the Funds invest, including foreign issuers or associated foreign government, which could hurt the Funds' investment returns.

                             INVESTMENT RESTRICTIONS

         Each of the Funds has adopted the following investment restrictions and limitations which cannot be changed as to any individual Fund without approval by the holders of a majority of the outstanding shares of the relevant Fund. (As used in this Statement of Additional Information, "a majority of the outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or (ii) more than 50% of the outstanding shares of the relevant Fund.) Except as otherwise set forth, no Fund may:


         1. As to 75% of its total assets purchase the securities of any issuer if such purchase would cause more than 5% of its total assets to be invested in the securities of such issuer (except U.S. Government securities or those of its agencies or instrumentalities as defined in the Investment Company Act of 1940), or purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of any issuer. For purposes of this restriction, each Fund will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer.



         2. Purchase securities of any company that has a continuous operating history of less than three years (including that of predecessors) if such securities would cause the Fund's investment in such companies taken at cost to exceed 5% of the value of the Fund's total assets. (The Multi-Cap Growth Fund, Global Financial Services Fund, the Internet Fund, High-Yield Bond and Tax-Exempt Income Funds are not subject to this restriction.)



         3. Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.



         4. With respect to all Funds, other than the Multi-Cap Growth Fund make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short portion as to them. In no event will a Fund make short sales of securities in such a manner that the value used to cover such sales would exceed 15% of its net assets at any time. The short sales of the type described above, which are called "short sales against the box," may be used by a Fund when management believes that they will protect profits or limit losses in investments.


         5. Borrow money, except that a Fund may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 10% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Fund will not purchase securities while borrowings are outstanding. A Fund will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 5% of the value of its total assets taken at cost.

         6. Purchase or retain the securities of any issuer if those officers and directors of a Fund or of its investment adviser holding individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. (The Global Financial Services Fund, the Multi-Cap Growth, the Internet Fund and the Balanced Fund are not subject to this restriction).

         7. Purchase the securities of any other investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization. (The Internet Fund, the Multi-Cap Growth, and the Balanced Fund are not subject to this restriction.

         8. Invest in real estate; this restriction does not prohibit a Fund from investing in the securities of real estate investment trusts.

         9. Invest for the purpose of exercising control of management of any company.

         10. Underwrite securities issued by others except to the extent that the disposal of an investment position may qualify any Fund or the Corporation as an underwriter as that term is defined under the Securities Act of 1933, as amended,

         11. Except for the Money Market Fund, the Government Securities Fund, the Internet Fund and the Global Financial Services Fund, make any investment which would cause more than 25% of the total assets of the Fund to be invested in securities issued by companies principally engaged in any one industry; provided, however, that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Fund may invest more than 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Fund. The Global Financial Services Fund will invest 25% or more of its total assets in companies in the financial services industry. The Internet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses.

         12. Participate with others in any trading account. This restriction does not prohibit the Corporation or any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund Managers when to do so would permit the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (The Global Financial Services Fund, the Multi-Cap Growth Fund, the Internet Fund and the Balanced Fund are not subject to this restriction).

         13. Invest more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable.

         14. Issue senior securities, except as permitted by the Investment Company Act of 1940 and rules thereunder.

         15. Invest in commodities or commodities contracts, except the Funds may purchase and sell options, futures contracts and options on futures contracts in accordance with their investment policies as set forth in this registration statement.

         16. Make loans, except by purchasing debt securities or entering into repurchase agreements, in each case in accordance with its investment policies as set forth in this Statement of Additional Information.

         In addition, management of the Corporation has adopted the following restrictions which apply to all of the Funds and may be changed only by the Board of Directors of the Corporation. No Fund will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, in warrants (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions, or (iv) invest more than 15% of its total assets in the securities of real estate investment trusts ("REITs").

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

                               PORTFOLIO TURNOVER


         A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term securities) by the average market value of that Fund. The Fund Managers intend to manage each Fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund's current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Fund Manager, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.



         The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investment, a portfolio turnover rate is not applicable and the High-Yield Bond
Fund) are not expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund's investment portfolio were replaced once in a period of one year.



         The portfolio turnover rate for the Enterprise High-Yield Bond Fund was 180% in 1996, 175% in 1997 and 114% in 1998. These rates exceeded 100% due to several factors, including a declining level of interest rates, a reduction in risk premiums, and healthy stock and bank loan markets. As a result of these conditions, the Fund experienced an abnormally high amount of redemptions and tenders for existing positions. The Fund Manager has taken measures to potentially improve the overall call protection of the Fund in order to capture the total return potentially made available by declining medium and long-term interest rates.



         During 1998, the portfolio turnover rate for the Tax-Exempt Income Fund was 100% due to a change in management style which resulted from the appointment of a new Fund Manager.


        During 1998, the portfolio turnover rate for the Small Company Growth Fund exceeded 100% due to a change in management style which resulted from the appointment of a new Fund Manager.


         During 1996, the portfolio turnover rate for the Small Company Value Fund was 144%. It exceeded 100% principally due to a change in management style which resulted from the appointment of a new Fund Manager. In 1997, the portfolio turnover rate for the Fund was 63%.


                          MANAGEMENT OF THE CORPORATION

         The Board of Directors of the Corporation is responsible for the management of the business of the Corporation under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital Management, Inc. (the "Adviser"), the various Fund Managers and Enterprise Fund Distributors, Inc. (the "Distributor" or "EFD") under the Investment Advisor's Agreement, the Fund Manager's Agreements, the Distributor's Agreement and the Plans which relate to the operations of the Corporation and its Funds.

         The Directors and officers of the Corporation, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the Investment Company

1940 Act, are denoted by an asterisk. As to their duties relative to the Corporation, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.



NAME, AGE AND POSITION WITH                PRINCIPAL OCCUPATION
THE CORPORATION                            PAST FIVE YEARS
----------------------------               --------------------
Arthur T. Dietz (75)                       President, ATD Advisory Corp. since 1996; President and
Director                                   Chief Executive Officer, Strategic Fund Management, Inc.,
Member of the Audit Committee              1987-1995; Mills B. Lane Professor of Finance and
                                           Banking, Emory University, 1954-1988; Chairman, First
                                           Atlanta Investments, 1998-present; Trustee, Enterprise
                                           Accumulation Trust.

*Samuel J. Foti (47)                       President and Chief Operating Officer, MONY Life
Director                                   Insurance Company of New York ("MONY") since 1994;
                                           Executive Vice President, MONY (1991-1994); Trustee,
                                           MONY since 1993; Senior Vice President, MONY (1989 -
                                           1991); Director, MONY Life Insurance Co. of America
                                           since 1989; Director, MONY Brokerage, Inc. since 1990;
                                           Director, MONY International Holdings, Inc. since 1994;
                                           Director, MONY Life Insurance Company of the Americas,
                                           Ltd. since 1994, MONY Bank & Trust Co. of the Americas,
                                           Ltd. since 1994; Director, Life Insurance Marketing and
                                           Research Associates; Chairman, Life Insurance Marketing
                                           and Research Associates 1996 - 1997; Trustee, Enterprise
                                           Accumulation Trust.

Arthur Howell (80)                         Of Counsel, law firm of Alston & Bird, Atlanta, Georgia
Director                                   since 1987; President, Summit Industries, Inc.
Chairman of Audit Committee                (manufacturer) since 1954; Chairman Crescent Banking
                                           Co., Inc. since 1985; President, Jonesheirs, Inc.
                                           (licensing entity) since 1975; Trustee, Enterprise
                                           Accumulation Trust.

William A. Mitchell, Jr.(59)               President/CEO, Carter & Associates (real estate
Director                                   development), Atlanta, Georgia since 1994; Director, John
                                           Wieland Homes (commercial residential builders) since 1992;
                                           Trustee, Enterprise Accumulation Trust.

Lonnie H. Pope (65)                        Chief Executive Officer, Longleaf Industries, Inc.
Director                                   (chemical manufacturing) (1996-present); formerly President and
Member of the Audit Committee              Chief Executive Officer of AFF, Inc. (aromatics manufacturing)
                                           from 1987 to 1998; Trustee, Enterprise Accumulation Trust

*Michael I. Roth (53)                      Chairman and Chief Executive Officer, MONY since 1993;
Director                                   President and Chief Executive Officer, MONY (1991-
                                           1993); Director, MONY Life Insurance Company of America since
                                           1991; Director, ARES Holdings Inc. since 1995; 1740 Advisers, Inc.
                                           since 1992; MONY CS, Inc. since 1989; Executive Vice President and Chief Financial Officer, MONY (1989-1991); Executive Vice
                                           President and Chief Financial Officer, Primerica Corporation
                                           (1987); Executive Vice President, Primerica Corporation
                                           (1982-1987); Trustee, Enterprise Accumulation Trust; Director,
                                           American Council of Life Insurance (ACLI);Director, the Life
                                           Insurance Counsel of New York; Director, Pitney Bowes, Inc.;
                                           Director, Promus Hotel Corporation.

*Victor Ugolyn (51)                        Chairman, President and Chief Executive Officer, The
Director                                   Enterprise Group of Funds, Inc. since 1991; Chairman,
                                           President and Chief Executive Officer, Enterprise Capital
                                           and Enterprise Fund Distributors, Inc. since 1991;
                                           Chairman, President and Chief Executive Officer;
                                           Enterprise Accumulation Trust; Vice Chairman and Chief
                                           Marketing Officer, Value Line Securities, Inc. (1986-1991).

Catherine R. McClellan (43)
Secretary                                  Secretary, Enterprise Accumulation Trust since 1994;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Capital Management, Inc. since 1989;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Fund Distributors, Inc. since 1989.

Herbert M. Williamson (48)                 Assistant Secretary and Treasurer, Enterprise Accumulation
Treasurer                                  Trust, Enterprise Capital Management, Inc. and Enterprise
                                           Fund Distributors, Inc. since 1989.

Phillip G. Goff (35)                       Vice President and Chief Financial Officer, Enterprise
Vice President                             Accumulation Trust, Enterprise Capital Management, Inc.
                                           and Enterprise Fund Distributors, Inc. 1995 - present; Audit
                                           Manager, Coopers & Lybrand LLP, 1991 - 1995.

* Messrs. Foti, Roth and Ugolyn are "interested persons" of the Corporation, of the Advisor, and of the Distributor, as that term is defined in the Investment Company Act of 1940.

         Arthur T. Dietz, Arthur Howell and Lonnie H. Pope also serve on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full

Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Arthur T. Dietz and Victor Ugolyn also serve on the Valuation Committee of the Board of Directors.

         The Corporation pays fees to those directors who are not "interested persons" of the Corporation at the rate of $12,500 per director per year plus $625 for each regular, special or committee meeting attended. The Corporation pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Advisor. No fees were paid to the "interested" Directors of the Corporation.

         The following sets forth compensation paid to each of the Directors during 1998:


(1)                 (2)                (3)              (4)              (5)
Name                Aggregate          Pension or       Estimated        Total
                    Compensa-          Retirement       Annual           Compensation
                    tion from          Benefits         Benefits         from the
                    the Corporation    Accrued as       upon             Corporation
                                       part of          Retirement       and Fund
                                       Fund                              Complex
                                       Expenses                          paid to
                                                                         Directors*
Arthur T. Dietz     $14,275            None             None             $25,875
Arthur Howell       $14,800            None             None             $26,875
William A.
 Mitchell, Jr.      $13,350            None             None             $24,625
Lonnie H. Pope      $14,275            None             None             $26,875

* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

         Directors, former directors, employees or retirees of the Corporation, or of MONY and its subsidiaries and members of their families, or MONY and its subsidiaries and any employee benefit plans of the foregoing may purchase Class A shares at net asset value.


         At June 21, 1999 the officers and Directors of the Fund as a group owned less than one percent of the shares of each Fund.

         The following shareholders owned of record or beneficially 5% or more of the indicated Fund Class' shares outstanding as of June 21, 1999:



                                                      Shares                Percent
                                                      ------                -------
Growth Fund Class Y
-------------------
Rayweb                                                595,084.20            19.80%
Capinco                                               418,717.33            13.93%

Growth & Income Class Y
-----------------------
IBJ Whitehall Bank & Trust TTE                         72,705.83            12.34%
First Fidelity Bancorp Retirement
Plan PWSB Board of Directors

IBJ Whitehall Bank & Trust TTE                         55,998.61             9.51%
Peoples Westchester Savings SERP

Marine Midland Bank TTEE                               29,790.32             5.06%
FBO Benefit Maintenance Plan of
Dime Community Bancorp

Equity Class A
--------------
Enterprise Capital Management, Inc.                   203,110.08            18.57%

Equity Class C
--------------
Donaldson Lufkin Jenrette Securities Corp, Inc.        47,694.75            15.98%
Advanced Clearing FBO 3740226891                       32,822.02            11.00%
State Street Bank & Trust Co.                          19,729.55             6.61%
IRA R/O Carolyn B. Freeman

State Street Bank & Trust Co.                          15,724.28             5.27%
IRA A/C Donald R. Sterner

Equity Class Y
--------------
Enterprise Capital Management Inc.                      7,849.29            63.93%
IBJ Whitehall Bank & Trust TTEE                         3,865.75            31.49%
FBO Wesley D. Ratcliff

Equity Income Class Y
---------------------

Enterprise Capital Management, Inc.          3,769.32          92.03%

General Sullivan GRP Inc BOARD OF DIR          219.96           5.37%
COMP PLAN FBO THOMAS J. TRAINER

Capital Appreciation Class C
---------------------------

Pacific Century Trust FBO                    8,038.70          11.58%
Daniel Failoni IRA

Pacific Century Trust FBO
Roger Harding IRA                            5,195.40           7.48%

Everen Securities FBO                        4,933.83           7.10%
WH McVay IRA

Capital Appreciation Class Y
----------------------------

Enterprise Capital Management, Inc.          2,543.88          43.29%

Enterprise Capital Management, Inc.            710.71          12.09%
401(k) Phillip G. Goff

General Sullivan Group Board
of Directors General Compensation Plan         588.19          10.01%

IBJ Whitehall Bank & Trust TTEE                538.98           9.17%
Premier National Bancorp Inc.

Enterprise Capital Management, Inc.            365.66           6.22%
401(k) Lucretia L. Gaston


Small Company Growth Class Y
----------------------------

Marine Midland Bank TTEE                    25,001.02           7.71%
Flushing Savings Bank Outside Dir.

Marine Midland Bank TTEE                    17,521.62           5.40%
Roosevelt Savings Bank Serp DB Plan

Small Company Value Class Y
---------------------------

IBJ Whitehall Bank & Trust TTEE              5,714.29           9.54%
Independence Savings Bank DDCP
FBO Janine Luke

Madison Academy Inc.                         5,672.53           9.47%

Enterprise Capital Management, Inc.           5,461.89          9.12%
401(k) Robert Ippolito

Fred L. Moyse Trust PFD                       3,544.30          5.92%

Morgan Keegan & Co., Inc. Cust.               3,417.72          5.70%
FBO David H. Mulholland

International Growth Class A
----------------------------
MONY Financial Services                                                  130,384.27            6.22%

International Growth Class Y
----------------------------
MONY Employees' Supplemental Investment Plan                             464,317.84           64.82%
MONY Field Underwriters Retirement Plan                                  241,168.48           33.67%

Global Financial Services Class C
---------------------------------
NFSC FEBO Nancy J. Walter                                                 6,880.73            10.54%
NFSC FEBO JH Ramon Real Est Ltd.                                          4,173.62             6.32%

Global Financial Services Class Y
----------------------------------
MONY Financial Services                                                 940,000.00            99.47%

Government Securities Class C
-----------------------------
Everen Securities FBO
Robert McKay & Assoc. LLP 401(k)                                        39,909.59             10.72%
Schoolhouse Road Ped Asso. 401(k)                                       18,982.35              5.10%

Government Securities Class Y
-----------------------------

Institutional Securities Corp.                             110,683.93          17.96%

Marine Midland Bank TTEE                                    53,526.86           8.69%
Flushing Savings Bank Dir. Plan

Manchester Trust Bank
FBO Wendell T. Breithaupt SERP                              50,126.61           8.14%

IBJ Whitehall Bank & Trust TTEE                             46,534.02           7.55%
Roslyn Savings Bank

Marine Midland Bank                                         43,310.42           7.03%
Roosevelt Savings Bank SERP

Marine Midland Bank TTEE                                    42,399.84           6.88%
FBO Benefit Maintenance Plan of
Dime Community Bank

Tax-Exempt Income Class C
-------------------------

NFSC FEBO John H. Muller                                    10,891.36          11.50%

Larry Frederick/Sophie Frederick                             5,886.82           6.22%

Clarence Glass TTEE                                          5,839.88           6.17%

NFSC FEBO Danny F. Sutter                                    5,391.98           5.69%

Porter Y & Ora L. Fisher JTWROS                              5,005.87           5.29%

Money Market Class C
--------------------

Alice A. Tuseth                                            874,012.28     15.12%
Wales Industrial Services Inc.                             513,174.71      8.88%

Glenn E. Cooper IRA                                        293,680.32      5.08%

Money Market Class Y
--------------------

IBJ Whitehall Bank and Trust TTEE                          674,857.33     21.99%
Northfield Savings Bank

Midland Marine Bank TTEE                                   444,457.80     14.48%
Flushing Savings Bank FSB

IBJ Whitehall Bank & Trust TTEE                            298,683.75      9.73%
Charter One Bank

General Sullivan Group Board                               291,281.98      9.49%

Charter Trust Bank TTEE                                    226,040.90      7.37%
Mid-Maine Savings Bank

Marine Midland Bank                                        218,460.26      7.12%
Flushing Savings Bank FSB SRP

Marine Midland Bank                                        205,311.13      6.69%
Flushing Savings Bank FSB DCP

Tax-Exempt Income Class Y
-------------------------

Enterprise Capital Management, Inc.                 3,541.08         74.49%

Mario V. Prevosti & Helene Prevosti                 1,207.34         25.40%


High-Yield Bond Class C
-----------------------

Peoples Two Ten Co.                                34,914.52          6.28%

Health Plus Shared Services                        31,222.41          5.62%


High-Yield Bond Class Y
-----------------------

Salsar Partnership #2                              70,614.28         39.08%

Eric K. Scholl/Diane Scholl                        38,538.33         21.33%

James R. Caywood                                   36,478.43         20.19%

Caywood Christian Capital Management               23,426.05         12.97%


Managed Class Y
---------------

Mony Employee Supplemental Investment
  Plan                                          5,019,405.24         54.27%

Mony Field Underwriters Retirement Plan         3,078,457.47         33.28%


         The Advisor has contractually agreed with the Corporation that it will reimburse such portion of the fees due to it under the Advisor's Agreement as is necessary to assure, for the period commencing January 1, 1999, and ending no earlier than May 1, 2000, that expenses incurred by the Funds will not exceed the following percentages of average daily net assets: Growth (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Growth and Income (A) 1.50%; (B) 2.05%; (C) 2.05%;
(Y) 1.05%; Equity (A) 1.60%; (B) 2.15%; (C) 2.15%; (Y) 1.15%; Equity Income (A)
1.50%; (B) 2.05%; (C) 2.05%; (Y) 1.05%; Capital Appreciation (A) 1.75%; (B)
2.30%; (C) 2.30%; (Y) 1.30%; Multi-Cap Growth (A) 1.85%; (B) 2.40%; (C) 2.40%;
(Y) 1.40%; Small Company Growth (A) 1.85%; (B) 2.40%; (C) 2.40%; (Y) 1.40%;
Small Company Value (A) 1.75%; (B) 2.30%; (C) 2.30%; (Y) 1.30%; International Growth (A) 2.00%; (B) 2.55%; (C) 2.55%; (Y) 1.55%; Internet (A) 1.90%; (B)
2.45%; (C) 2.45%; (Y) 1.45%; Global Financial Services (A) 1.75%; (B) 2.30%;
(C) 2.30%; (Y) 1.30%; Government Securities (A) 1.30%; (B) 1.85%; (C) 1.85%;
(Y) 0.85%; High-Yield Bond (A) 1.30%; (B) 1.85%; (C) 1.85%; (Y) 0.85%;
Tax-Exempt Income (A) 1.10%; (B) 1.65%; (C) 1.65%; (Y) 0.65%; Balanced (A)
1.40%; (B) 1.95%; (C) 1.95%; (Y) 0.95%; Managed (A) 1.75%; (B) 2.30%; (C)
2.30%; (Y) 1.30% and Money Market (A) 0.70%; (B) 0.70%; (C) 0.70%; (Y) 0.70%.
This commitment was also in effect from January 1, 1989 through December 31, 1998. The Fund Managers have advised the Corporation that they may assist in a portion of the above-referenced reimbursement from time to time.


         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder,the Advisor, as the case may be, is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Agreement permits the Advisor to act as investment advisor for any other person or firm.


         The Advisor and the Corporation entered into agreements pursuant to which the Advisor advanced on behalf of the Corporation $33,748 to cover the costs of expanding the series to include a Small Company Value Fund; $34,116 to cover the costs of expanding the series to include a Managed Fund; and $40,378 for expanding the series to include an Equity Fund and completing the appropriate registrations under the Investment Company Act of 1940, the Securities Act of 1933, and certain state securities laws. The agreements provide that these amounts will be repaid by each Fund, in five equal annual increments without interest, commencing at the end of the first fiscal year at which each such Fund have total net assets of $5 million or more. Each Fund has commenced such payments.


         The Advisor's Agreement authorizes the Advisor to enter into subadvisory agreements with various investment advisers as Fund Managers for the Funds. The Fund Manager's Agreements are substantially the same in all material respects except for the names of the Fund Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Corporation to the Advisor and which the Advisor pays to the Fund Managers.

         The Advisor and the Corporation have received an exemptive order from the Securities and Exchange Commission which permits the Corporation, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Fund Manager Agreements without obtaining shareholder approval each time. Shareholders voted affirmatively to give the Corporation this ongoing authority. With Board approval, the Advisor is permitted to employ new Fund Managers for the Funds, change the terms of the Fund Manager Agreements or enter into a new Agreement with that Fund Manager. Shareholders of a Fund continue to have the right to terminate the Fund Manager's Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Fund Manager changes or other material amendments to Fund Manager Agreements that occur under these arrangements.

FUND MANAGER ARRANGEMENTS

         The following table sets forth certain information about the Fund Managers for each Fund.

Fund                                        Name and Control Persons           Fee Paid by the Advisor to the
                                               of the Fund Manager             Fund Manager as a Percentage of
                                                                                  Average Daily Net Assets
--------------------------------------------------------------------------------------------------------------------

Growth Fund                             Montag & Caldwell, Inc.          0.30% for assets under management
                                        ("Montag & Caldwell").           up to $100,000,000; 0.25% for
                                        Montag & Caldwell is             assets from $100,000,000 to
                                        controlled by Alleghany          $200,000,000; and 0.20% for assets
                                        Corporation.                     greater than $200,000,000.

Growth and Income Fund                  Retirement System                0.30% for assets under management
                                        Investors Inc. ("RSI")           up to $100,000,000; 0.25% on the
                                        which is a subsidiary of         next $100,000,000; and 0.20% for
                                        Retirement System Group          assets greater than $200,000,000.
                                        Inc.

Equity Fund                             OpCap Advisors, which is         0.40% for assets under management
                                        a subsidiary of                  up to $100,000,000 and 0.30%
                                        Oppenheimer Capital, a           thereafter.
                                        general partnership.

Equity Income Fund                      1740 Advisers, Inc.              0.30% for assets under management
                                        ("1740 Advisers"). It is a       up to $100,000,000; 0.25% on the
                                        subsidiary of MONY.              next $100,000,000; and 0.20%
                                                                         thereafter.

Capital Appreciation Fund               Provident Investment             0.50% for assets under management
                                        Counsel, Inc. ("PIC").           up to $100,000,000; 0.45% for
                                        PIC is a wholly owned            assets under management for the
                                        subsidiary of United Asset       next $100,000,000; 0.35% for assets
                                        Management, Inc.                 greater than $200,000,000 up to
                                                                         $300,000,000; and 0.30% thereafter.


Multi-Cap Growth Fund                   Fred Alger Management, Inc.      0.40% for assets under management.
                                        ("Alger"). Alger is owned
                                        by its employees.


Small Company Growth Fund               William D. Witter, Inc.          0.65% for assets under management
                                        ("Witter").  Witter is           up to $50 million; 0.55% for assets
                                        owned by its employees.          under management for the next
                                                                         $50 million; and 0.45% for assets
                                                                         thereafter.

Small Company Value Fund                GAMCO Investors, Inc.            0.40% for assets under management
                                        is a wholly owned                up to $1 billion and 0.30% for
                                        subsidiary of Gabelli            assets in excess of $1 billion.
                                        Asset Management Inc.

International Growth Fund               Vontobel USA Inc.                0.40% for assets under management
                                        "Vontobel". Vontobel is a        up to $100,000,000; 0.35% for
                                        wholly-owned subsidiary          assets under management from
                                        of Bank J. Vontobel of           $100,000,000 to $200,000,000;
                                        Zurich, Switzerland.             0.325% for assets from
                                                                         $200,000,000 to $500,000,000;
                                                                         and 0.25% for assets greater than
                                                                         $500,000,000.

Global Financial Services Fund          Sanford C. Bernstein &           0.50% for assets up to $100 million;
                                        Co., Inc. ("Sanford              0.40% for assets from $100 million
                                        Bernstein")  is owned            to $300 million; 0.30% for assets
                                        by its employees.                over $300 million.


Internet Fund                           Alger, which is owned            0.40% for assets under management.
                                        by its employees.


Government Securities Fund              TCW Funds Management,            0.30% for assets under management
                                        Inc. The firm is a wholly        up to $50,000,000 and 0.25% for
                                        owned subsidiary of TCW          assets under management greater
                                        Management Company, a            than $50,000,000.
                                        Nevada corporation,
                                        whose direct and indirect
                                        subsidiaries, including
                                        Trust Company of the
                                        West and TCW Asset
                                        Management Company,
                                        provide a variety of trust,
                                        investment management
                                        and investment advisory
                                        services.

High-Yield Bond Fund                    Caywood-Scholl Capital           0.30% for assets under management
                                        Management ("Caywood-            up to $100,000,000 and 0.25% for
                                        Scholl"). It is a wholly         assets above $100,000,000.
                                        owned subsidiary of
                                        RCM Global Investors
                                        LLC, an affiliate of
                                        Dresdner Bank AG.

Tax-Exempt Income Fund                  MBIA Capital                     0.15% for assets under
                                        Management Corp.                 management.
                                        ("MBIA").  It is a wholly
                                        owned subsidiary of
                                        MBIA, Inc.

Balanced Fund                           Montag & Caldwell, Inc.          0.30% for assets under management
                                        ("Montag & Caldwell").           up to $100,000,000; 0.25% for
                                        Montag and Caldwell is           assets from $100,000,000 to
                                        controlled by Alleghany          $200,000,000; and 0.20% for assets
                                        Corporation                      greater than $200,000,000.

Managed Fund                            OpCap Advisors, a                0.40% for assets under management
                                        majority-owned subsidiary        up to $100,000,000 and 0.30% for
                                        of Oppenheimer Capital, a        assets in excess of $100,000,000.
                                        general partnership.

Money Market Fund                       Enterprise Capital, a            0.35% for assets under
                                        wholly owned second tier         management.
                                        subsidiary of The Mony
                                        Group Inc.

         The Advisor is the Fund Manager of the Money Market Fund. It utilizes the services of MONY employees for certain services relating to management of the Fund. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.


         The tables below sets forth the 1998, 1997 and 1996 breakdown by Fund of (1) the investment advisory fee paid to the Advisor, (2) the percentage of the investment advisory fee to be paid by the Advisor to the Fund Manager, (3) the fund management fee paid by the Advisor to the Fund Manager, (4) the net investment advisory fee left to the Advisor after payment of the fund management fee, and (5) the amount of the expense reimbursement paid by the Advisor to the Fund.

         A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement

         The Corporation, on behalf of each Fund, has entered into an Investment Advisory Agreement (the "Advisor's Agreement") with the Advisor which, in turn, has entered into Fund Manager's Agreements with each of the Fund Managers. The Advisor is a subsidiary of MONY Life Insurance Company ("MONY"), one of the nation's largest insurance companies, and is a second-tier subsidiary of The MONY Group Inc. The Advisor was incorporated in 1986. The Advisor's address is 3343 Peachtree Road, Suite 450, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of the Advisor.

         The Advisor's Agreement obligates the Advisor to provide investment advisory services to the Funds, to furnish the Corporation with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Corporation. Each Fund pays all other expenses incurred in its operation, including redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Each Fund also pays a portion of the Corporation's general administrative expenses. These expenses are allocated to the Funds either on the basis of their asset size, on the basis of special needs of any Fund, or equally as is deemed appropriate. These expenses include expenses such as: directors' fees; custodial, transfer agent, brokerage, auditing and legal services; the printing of prospectuses, proxies, registration statements and shareholder reports sent to existing shareholders; printing and issuance of stock certificates; expenses relating to bookkeeping, recording and determining the net asset value of shares; the expenses of qualification of a Fund's shares under the federal and state securities laws; and any other expenses properly payable by the Corporation that are allocable to the respective Funds. Litigation costs, if any, may be directly allocable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors annually reviews allocation of expenses among the Funds and has been determined that this is an appropriate method of allocation of expenses.

                                                                 1998
FUND                              (1)            (2)           (3)                (4)               (5)
----                          ------------       ---       ------------       ------------       --------
Growth                        $7,776,795         31%      $2,223,812         $5,552,983             --
Equity                            77,640         53%          33,324             44,316       $117,115
Growth and Income                309,113         40%         123,645            185,468        178,665
Equity Income                  1,030,099         40%         393,367            636,732        102,250
Capital Appreciation             944,606         66%         616,764            327,843             --
Small Company Growth             247,812         65%         172,622             75,250        196,438
Small Company Value              893,406         53%         476,304            417,102        126,994
International Growth             574,799         53%         304,305            270,493         73,295
Global Financial Services         14,156         47%           8,327              5,829         66,710
Government Securities            585,666         50%         269,028            316,639         80,305
High-Yield Bond                  623,478         50%         309,058            314,420        146,963
Tax-Exempt Income                138,737         45%          41,621             97,116         82,991
Managed                        3,103,061         --%       1,341,224          1,761,836             --
Money Market                     685,510         --%              --            385,510             --


                                                                            1997
FUND                                      (1)                 (2)           (3)                (4)                (5)
----                                  ------------            ---       -----------        ------------       ------------
Growth                                $  3,331,589            31%       $  1,038,424       $  2,293,165       $         --
Equity                                      15,970            53%              8,516              7,453             99,274
Growth and Income                           63,099            40%             25,240             37,859            102,630
Equity Income                              739,501            40%            293,217            446,285            115,504
Capital Appreciation                       903,281            66%            591,969            311,312                 --
Small Company Growth                        84,918            65%             55,197             29,791            104,369
Small Company Value                        275,321            53%            146,838            128,483             69,743
International Growth                       478,833            53%            253,500            225,333             62,527
Government Securities                      483,366            47%            226,402            256,963            130,007
High-Yield Bond                            436,989            50%            218,495            218,494            123,123
Tax-Exempt Income                          141,160            50%             70,580             70,580            108,255
Managed                                  2,180,923            45%            972,369          1,208,554                 --
Money Market                               231,118            --                  --            231,118            158,757

                                                                               1996
FUND                                     (1)                  (2)           (3)                (4)                 (5)
----                                  ------------            ---        ----------         -----------         ----------
Growth                                $  1,282,393            37%        $   474,978        $   807,415         $       --
Equity Income                              523,261            40%            209,391            313,870            126,447
Capital Appreciation                       935,780            65%            611,348            324,432                 --
Small Company Value                        153,784            47%             72,105             81,679            128,396
International Growth                       353,427            53%            187,181            166,246             80,932
Government Securities                      490,882            47%            229,645            261,237             94,868
High-Yield Bond                            339,960            50%            170,056            169,904            114,041
Tax-Exempt Income                          162,828            50%             81,452             81,376             51,959
Managed                                  1,164,633            49%            568,181            596,452                 --
Money Market                               160,844             --                 --            160,844             82,594

Distributor's Agreements and Plans of Distribution

         The Distributor is a subsidiary of Enterprise Capital Management, Inc. The Distributor's principal business address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         Class A, Class B and Class C shares of each Fund have adopted a separate Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, Class A, Class B and Class C shares of each of the Funds are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of the Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares.


         Class A Shares. Class A shares of each Fund (except Money Market Fund) pay the Distributor an account maintenance and distribution fee at the annual rate of 0.45% of each Fund's average daily net assets attributable to Class A shares.


         Class B Shares. Class B shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class B shares. Class B shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets.

         Class C Shares. Class C shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets attributable to Class C shares. Class C shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of 0.25% of each Fund's average daily net assets attributable to Class C shares.

         Use of Distribution and Account Maintenance Fees. All or a portion of the distribution fees paid by Class A, B or C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plans have the effect of increasing the Corporation's expenses from what they would otherwise be. The Board reviews the Corporation's distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Corporation.

         In addition to distribution and account maintenance fees paid by the Corporation under Class A, Class B and Class C Plans, the Advisor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

                        Distribution Fees and Commissions


                                                                                                         TRAVEL,
                                                                                                         TELEPHONE &
           DISTRIBUTION       COMMISSION         CDSC               COMMISSIONS        MARKETING &       OTHER
           FEES PAID TO       & SALES FEES       COLLECTED &        AND FEES PAID      ADVERTISING       AUTHORIZED
           THE                PAID TO THE        PAID TO THE        TO DEALERS         FEES PAID         FEES PAID
           DISTRIBUTOR        DISTRIBUTOR        DISTRIBUT0R
           ------------       -------------      -------------      --------------     ------------      ------------

1998        $12,899,177       $1,943,513          $  69,676          $ 8,641,680        $ 3,653,072       $ 5,150,111
1997         $6,667,912       $1,244,343*         $  13,318          $ 4,320,682        $ 2,143,274       $ 3,103,754
1996         $3,696,663       $  692,305          $ 131,372          $ 2,043,128        $ 1,108,160       $ 1,512,246

-----------------
* During the period from November 3, 1997 through December 31, 1997 the Distributor reallowed the full applicable sales charge to certain broker/dealers with respect to the sale of shares of the Growth and Income Fund, Equity Fund, and Small Company Growth Fund.

MISCELLANEOUS

         The terms of each of the Advisor's Agreement, the Distributor's Agreements and 12b-1 Plans, the Transfer Agent Agreement, the Accounting Agreement and the Fund Manager's Agreements (each an "Agreement," and collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940; (ii) must be approved annually by the Corporation's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the Directors of the Corporation who are not parties to such contract or "interested persons" (as such term is defined in the Investment Company Act of 1940) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party.

          Purchase, Redemption and Pricing of Securities being Offered

         Information concerning purchase and redemption of shares of the Funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

         Each Fund offers four separate classes of shares: Class A, B, C and Y shares. Each Class of shares of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and service fee, (iii) Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"), a distribution fee and an ongoing service fee, (iv) only Class B shares have a conversion feature; (v) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) the Classes have separate exchange privileges. In addition, the income attributable to each Class and the dividends payable on the shares of each Class will be reduced by the amount of the distribution fee or service fee, if any, payable by that Class. The distribution-related fees paid with respect to any Class will not be used to finance the distribution expenditures of another Class. Sales personnel may receive different compensation for selling different Classes of shares.

         Fund shares are purchased at the net asset value (plus, with the exception of the Money Market Fund Class A shares and Class Y shares of each fund, the applicable sales charge) next determined after the application for purchase of shares is received by the Enterprise Shareholder Services Division of the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). The sales charge may be imposed, at the election of the investor, at the time of purchase (Class A shares) or may be deferred (Class B and C shares and Class A shares in excess of $1,000,000). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Initial Sales Charge Waivers and Reductions

         No sales charge applies to purchases of Class A shares by any of the following: (a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc. ("EAI"); (c) directors, former directors, employees or retirees of the Fund or of The MONY Group Inc. and its subsidiaries; (d) family including spouses, parents, siblings, children, grandchildren and employee benefit plans of any of (a), (b) and (c) above; (e) certain employee benefit plans qualified under Sections 401 and 403 of the IRC, including salary reduction plans qualified under Section 401(k) of IRC and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor; (f) MONY and its subsidiaries; (g) clients of fee-based financial planners; and (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

         In addition, members of certain associations, fraternal groups, franchise organizations and unions may enter into an agreement with the Distributor which allows members to purchase Class A shares at a sales load equal to 75% of the applicable sales charge, subject to minimum requirements, with respect to number of participants or plan assets which may be established by the Distributor. The Dealer Discount will also be adjusted in like manner.

         An investor seeking a reduction in sales charge with respect to a waiver of sales charge by reason of being a member of the above-described groups, must describe the basis for the requested reduction or waiver in documents accompanying any new investment. The

Corporation may terminate, or amend the terms of, offering shares of a Fund at net asset value or at a reduced sales charge at any time.

Exemptions from Class A, B and C CDSC

         No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any Fund, other than the Class A Money Market fund where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

         In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Fund although a CDSC will be imposed on shares (when redeemed) of the acquired Fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

         Special Fiduciary Relationships. The CDSC will not apply with respect to purchase of Class A shares for which the seller dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with the provisions of the such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and the Distributor will pay to the selling dealer a commission described in the Prospectus.

         For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

CDSC Waivers and Reductions

         The CDSC will be waived in the event of: (a) distributions to participants or beneficiaries and redemptions (other than redemption of the entire plan) by certain plans, including participant-directed qualified retirement qualified under Section 401(a) of the IRC or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under the IRC
Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) withdrawals under a systematic withdrawal plan where the annual withdrawal does not exceed 10% of the net asset value of the account (only for Class B shares); and (e) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. The CDSC will also be waived for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC Section 72(t)(2)(A)(iv) prior to age 59 1/2 and required minimum distributions after age 70 1/2. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B, or C shares if within 180 days after such redemption, the proceeds are invested in the same class of shares in the same and/or another Fund.

SERVICES FOR INVESTORS

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Corporation.

         AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Corporation at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

         AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Funds in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Corporation.

         AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Fund Account on a monthly basis for automatic investments into one or more of the other Funds of the same Class. The Fund from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Fund, or they may open a new account subject to an initial minimum investment of $100.

         Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Funds should complete the appropriate portion of the new account application.

         Right of Accumulation Discount. Investors who make an additional purchase of Class A shares of a Fund which, when combined with the value of their existing aggregate holdings of shares of a Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "Shareholder Account Information-Class A Shares-Initial Sales Charge Option" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

         Checkwriting. A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Advisor. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

         Systematic Withdrawal Plan. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Fund(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

         Retirement Plans. The Corporation offers various Retirement Plans: IRA (generally for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

Conversion of Class B Shares

         Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which the purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions ("reinvested Class B shares") will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions ("purchased Class B shares") are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder's account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature. Conversion of Class B shares to Class A shares is contingent on the continuing availability of a private letter revenue ruling from the Internal Revenue Service affirming that such conversion does not constitute a taxable event for the shareholder under the IRC. If such revenue ruling or an opinion of counsel is no longer available, conversion of Class B shares to Class A shares would have to be suspended, and Class B shares would continue to be subject to the Class B distribution fee until redeemed.

Exchange Privilege

         An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

         Shares of a Fund which are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a Fund which are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" onto the holding period for the newly acquired shares of the other Enterprise Fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

         Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other Fund. Class A shares of any Fund cannot be exchanged for Class B, C or Y shares of any other Fund.

         Exchange of Class B Shares. Class B shares of all Fund are exchangeable for Class B shares of any other Enterprise Fund. Class B shares of any Fund cannot be exchanged for Class A, C or Y shares of any other Fund.

         Exchange of Class C Shares. Class C shares of all Funds are exchangeable for Class C shares of any other Fund. Class C shares of any Fund cannot be exchanged for Class A, B or Y shares of any other Fund.

         Exchange of Class Y Shares. Class Y shares of all Funds are exchangeable for Class Y shares of any other Fund. Class Y shares of any Fund cannot be exchanged for Class A, B or C shares of any other Fund.

         The minimum initial investment rules applicable to a Fund apply to any exchange where the exchange results in a new account being opened in such Fund. Exchanged into existing accounts are not subject to minimum amount. Original investment in the Money Market Fund which are transferred to other Funds are not considered Fund exchanges but purchases.

Redemptions -- General

         Payment for redeemed shares is ordinarily made within seven days after receipt by the corporation's transfer agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the securities and exchange commission; (2) an emergency, as defined by the Securities and Exchange Commission, exists making trading of fund securities or valuation of net assets not reasonably practicable; (3) the Securities and Exchange Commission has by order permitted such suspension or delay.

         The Corporation reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

Redemptions in Kind

         The Corporation's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Corporation. To date, all redemptions have been made in cash, and the Corporation anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Corporation has elected, pursuant to Rule 18f-1 under the Investment Company Act of 1940, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Corporation at the beginning of such period. If shares are redeemed through a distribution of the recipient would incur brokerage commissions upon the sale of such securities.

Determination of Net Asset Value

         The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the NYSE on each day on which the NYSE is open for trading. The Funds may own securities that are primarily listed on foreign exchanges which trade on Saturday or other customary United States national business holidays. If the Funds do not price their securities on these days, their net asset values may be significantly affected on days when investors have no access to the Funds. The net asset value per share is effective as of the time of computation.

         Money Market Fund. The net asset value of the Money Market Fund is computed by dividing the total value of the Fund's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the Fund securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is slightly higher or lower than the price the Fund would receive if it sold its securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund's securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated. The Money Market Fund seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value.
                                       56

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of the Fund holding higher yielding securities can be expected to increase; when yields increase, the market value of the Fund invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may be forced to sell Fund securities prior to maturity at a price below the Fund's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Fund were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

         Other Funds. The Funds, other than the Money Market Fund, calculate a share's net asset value by dividing the net assets of the Fund by the number of shares then outstanding of such Fund.

         Computation of Offering Price Per Share. The following is the offering price calculation for each Class of shares of each Fund. The Class A, Class B and Class C calculations are based on the value of each Fund's net assets and number of shares outstanding on December 31, 1998.

                                       Growth Fund                                      Growth and Income Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........    $827,567,226 $446,472,930 $133,194,151  $60,639,461  $16,664,261   $21,890,475  $4,654,429   $18,309,675
                       ------------ ------------ ------------  -----------  -----------   -----------  ----------   -----------
Number of
Shares
Outstanding........      39,279,626   21,650,929    6,381,815    2,832,109      574,389       757,479     161,018       628,524
                        -----------  -----------  -----------   ----------   ----------    ----------   ---------    ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........      $21.07       $20.62       $20.87        $21.41       $29.01        $28.90       $28.91       $29.13
                         ------       ------       ------        ------       ------        ------       ------       ------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........      $ 1.05         **            **            **          1.45          **           **           **
                         ------       -------      -------       -------      -------       -------      -------      -------

Offering Price.....      $22.12       $20.62       $20.87        $21.41       $30.46        $28.90       $28.91       $29.13
                         ------       ------       ------        ------       ------        ------       ------       ------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                       Equity Fund                                      Equity Income Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........    $6,740,895   $8,731,197   $1,503,982    $   56,592   $111,274,606  $33,806,809  $5,639,379   $112,498
                       ----------   ----------   ----------    ----------   ------------  -----------  ----------   --------
Number of
Shares
Outstanding........     1,041,720    1,357,791      233,706         8,797      4,138,708    1,272,483     211,193      4,187
                        ---------    ---------      -------     ---------      ---------    ---------     -------    -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........      $ 6.47       $ 6.43       $ 6.44        $ 6.43       $26.89        $26.57       $26.70       $26.87
                         ------       ------       ------        ------       ------        ------       ------       ------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........       0.32           **           **            **          1.34           **           **          **
                         ------       ------       ------        ------       ------        ------       ------       ------

Offering Price.....      $ 6.79       $ 6.43       $ 6.44        $ 6.43       $28.23        $26.57       $26.70       $26.87
                         ------       ------       ------        ------       ------        ------       ------       ------


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                  Capital Appreciation Fund                           Small Company Growth Fund
                       ------------------------------------------------    --------------------------------------------------
                         Class A       Class B      Class C   Class Y      Class A       Class B      Class C      Class Y
                         -------       -------      -------   -------      -------       -------      -------      -------
Net Assets.........    $131,604,967   $14,663,236  $1,039,961  $203,561    $8,194,498    $8,759,560   $2,481,164   $9,084,105
                       ------------   -----------  ----------  --------    ----------    ----------   ----------   ----------
Number of
Shares
Outstanding........       3,410,132       390,970      27,190     5,248       365,227       395,771      111,708      402,788
                       ------------   -----------  ----------  --------    ----------    ----------   ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $      38.59   $     37.50  $    38.25  $  38.79    $    22.44    $    22.13   $    22.21   $    22.55
                       ------------   -----------  ----------  --------    ----------    ----------   ----------   ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            1.92            **          **        **          1.12            **           **           **
                       ------------   -----------  ----------  --------    ----------    ----------   ----------   ----------

Offering Price.....    $      40.51   $     37.50  $    38.25  $  38.79    $    23.56    $    22.13   $    22.21   $    22.55
                       ------------   -----------  ----------  --------    ----------    ----------   ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                    Small Company Value Fund                             International Growth Fund
                       -------------------------------------------------    -----------------------------------------------------
                         Class A       Class B       Class C     Class Y      Class A       Class B       Class C       Class Y
                         -------       -------       -------     -------      -------       -------       -------       -------
Net Assets.........    $ 79,867,579   $61,929,341  $14,238,508  $276,539    $41,458,039    $16,007,394   $3,498,291   $13,378,928
                       ------------   -----------  -----------  --------    -----------    -----------   ----------   -----------
Number of
Shares
Outstanding........      10,081,778     7,997,909    1,802,611    34,308      2,194,602        859,679      186,364       708,491
                       ------------   -----------  -----------  --------    -----------    -----------   ----------   -----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $       7.92   $      7.74  $      7.90  $   8.06    $     18.89    $     18.62   $    18.77   $     18.88
                       ------------   -----------  -----------  --------    -----------    -----------   ----------   -----------

Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            0.39            **           **        **           0.94             **           **           **
                       ------------   -----------  -----------  --------    -----------    -----------   ----------   -----------

Offering Price.....    $       8.31   $      7.74  $      7.90  $   8.06    $     19.83    $     18.62   $    18.77   $     18.88
                       ------------   -----------  -----------  --------    -----------    -----------   ----------   -----------

------------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                               Global Financial Services Fund                          Government Securities Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........    $1,426,281   $1,022,356   $217,936      $5,697,430   $71,609,403   $27,133,777  $3,088,857   $7,280,521
                       ----------   ----------   --------      ----------   -----------   -----------  ----------   ----------
Number of
Shares
Outstanding........       235,885      169,647     36,167         942,373     5,896,061     2,235,436     254,390      599,717
                       ----------   ----------   --------      ----------   -----------   -----------  ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $     6.05   $     6.03   $   6.03      $     6.05   $     12.15   $     12.14  $    12.14   $    12.14
                       ----------   ----------   --------      ----------   -----------   -----------  ----------   ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........          0.30           **         **              **          0.61            **          **           **
                       ----------   ----------   --------      ----------   -----------   -----------  ----------   ----------

Offering Price.....    $     6.35   $     6.03   $   6.03      $     6.05   $     12.76   $     12.14  $    12.14   $    12.14
                       ----------   ----------   --------      ----------   -----------   -----------  ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.


                                    High-Yield Bond Fund                                 Tax-Exempt Income Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........    $72,636,908  $35,495,217  $5,391,870    $2,031,873   $23,709,484   $4,450,523   $777,408     $65,412
                       -----------  -----------  ----------    ----------   -----------   ----------   --------     -------
Number of
Shares
Outstanding........      6,302,320    3,080,313     467,798       176,496     1,712,806      321,631     56,161       4,727
                       -----------  -----------  ----------    ----------   -----------   ----------   --------     -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $     11.53  $     11.52  $    11.53    $    11.51   $     13.84   $    13.84   $  13.84     $ 13.84
                       -----------  -----------  ----------    ----------   -----------   ----------   --------     -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........           0.57           **          **            **          0.69           **         **          **
                       -----------  -----------  ----------    ----------   -----------   ----------   --------     -------

Offering Price.....    $     10.10  $     11.52  $    11.53    $    11.51   $     14.53   $    13.84   $  13.84     $ 13.84
                       -----------  -----------  ----------    ----------   -----------   ----------   --------     -------


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                        Managed Fund                                       Money Market Fund
                       --------------------------------------------------   --------------------------------------------------
                       Class A      Class B       Class C      Class Y      Class A       Class B      Class C      Class Y
                       -------      -------       ----------   ----------   -----------   ----------   ---------    ----------
Net Assets.........    $175,083,644 $161,552,271  $11,653,660  $89,084,043  $140,490,150  $10,147,261  $4,680,248   $3,412,307
                       ------------ ------------  -----------  -----------  ------------  -----------  ----------   ----------
Number of
Shares
Outstanding........      18,914,704   17,626,832    1,281,367    9,633,554   140,490,150   10,147,261   4,680,248    3,412,307
                       ------------  -----------  -----------  -----------  ------------  -----------  ----------   ----------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $       9.26  $      9.17  $      9.09  $      9.25  $      1.00   $      1.00  $     1.00   $     1.00
                       ------------  -----------  -----------  -----------  -----------   -----------  -----------  ----------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........            0.46          **            **           **            **           **          **           **
                       ------------ ------------  -----------  -----------  ------------  -----------  ----------   ----------

Offering Price.....    $       9.72 $       9.17  $      9.09  $      9.25  $       1.00  $      1.00  $     1.00   $     1.00
                       ------------ ------------  -----------  -----------  ------------  -----------  ----------   ----------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                         Fund Transactions and Brokerage

         Each Fund Manager selects the brokerage firms which complete portfolio transactions for that Fund, subject to the overall direction and review of the Advisor and the Board of Directors of the Corporation.

         The initial criterion which must be met by any Fund Manager in selecting brokers and dealers to effect securities transactions for a Fund is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Fund Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition.

         Subject to this primary objective, the Fund Managers may select for brokerage transactions those firms which furnish brokerage and research services, including analyses and reports concerning issuers, industries, securities, economic factors and trends, to the Corporation, the Advisor, and the respective Fund Managers, or those firms who agree to pay certain of the Corporation's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Conduct Rules, those firms which have been active in selling shares of the Corporation. If in the judgment of the Fund Manager the Fund will be benefitted by supplemental research services, a broker furnishing such services may be paid brokerage commissions which are in excess of commissions which another broker may have charged for effecting the same transaction. Fund Managers may execute brokerage transactions through affiliated broker/dealers, subject to compliance with applicable requirements of the federal securities laws.

         The following table sets forth the amounts of the brokerage commissions paid to broker-dealers by each Fund for the fiscal year ended December 31, 1998.


Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------

Growth               $941,748            $     0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Growth and Income      37,396                  0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Equity                 17,644                390                 2.21%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Equity Income         107,429              7,769                 7.23%                      0.01%
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation  196,418             12,510                 6.37%                      0.01%
---------------------------------------------------------------------------------------------------------------------------
Small Company          72,430                 36                 0.05%                      0.00%
Growth
---------------------------------------------------------------------------------------------------------------------------
Small Company Value   255,204                  0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
International Growth  194,686                  0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------
Global Financial
Services                8,670              4,915                56.69%                      0.08%
---------------------------------------------------------------------------------------------------------------------------
Government Securities       0                  0                 0.00%                      0.00%
---------------------------------------------------------------------------------------------------------------------------

Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond      $    421             $    0                0.00%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income           0                  0                   0%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Managed               390,898             $9,003                2.30%                       0.00%
---------------------------------------------------------------------------------------------------------------------------
Money Market                4                  0                0.00%                       0.00%



         The aggregate brokerage commissions paid by the Funds on transactions for the fiscal year ended December 31, 1997 and December 31, 1996 were $629,024 and $534,229, respectively.

                             PERFORMANCE COMPARISONS

         From time to time the Corporation may advertise a Fund's average annual total return, other total return data, or yield. Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance.

         Average annual total return is calculated by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redemption value according to the following formula: Average annual total return is computed assuming all dividends and distributions are reinvested when received and taking into account all applicable recurring and nonrecurring expenses.

                                  P(1+T)N=ERV

Where:    P   = a hypothetical initial payment of $1,000
          T   = average annual total return
          N   = number of years
          ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the specified periods at the end of the specified periods.

         Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data may be quoted. Actual annual or annualized total return data generally will be lower than average total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

         Yield quotations for the Funds, other than the Money Market Fund, is calculated by dividing net investment income of a Fund per share earned during a 30 day period by the maximum offering price per share on the last day of the period according to the following formula:

                             Yield=2[(a-b/cd+1)6-1]

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of shares outstanding during the period, that were entitled to receive dividends.
          d = the maximum offer price per share on the last day of the period.

         Yield quotations for the Money Market Fund will be computed based on a seven day period by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical change reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The effective yield of the Money Market Fund for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

              Effective Yield=[(Base Period Return + 1)365/7]-1.

         The Money Market Fund's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, fund expenses and other factors.

         A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

         Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Fund in the future. In addition, the Income Funds' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Funds' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Funds, but also on the changes in the current value of such securities and on changes in the Funds' expenses. For narrative discussions of the Fund's performance including graphs comparing Funds to various securities indices, please request a copy of an Annual Report to Shareholders from the Corporation.

         From time to time, a Fund's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indices such as the Dow Jones Industrial Average, the S&P 500, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Smith Barney Low Grade Index, the Salomon Smith Barney Analytical Record of Yield and Yield Spreads, the Salomon Smith Barney Corporate Bond Rate-of-Return Index, and the Salomon Smith Barney World Money Market Index, Bond-20 Bond Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indices as reported by Lipper Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Investors may also look to mutual fund reporting services such as Computer Directions Advisor Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc. and mortgage trade and other publications to compare the performance of each Fund with other mutual funds in that Fund's category. Also, a Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Corporation's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper, an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         From time to time, articles about the Corporation regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue Mutual Funds and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Corporation. Reference to or reprints of such articles may be used in the Corporation's promotional literature.

         The Money Market Fund may compare its performance in advertising to the yield on Certificates of Deposit ("CDs") or other investments issued by banks. The Money Market Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money market funds seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         The Corporation may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                      TAXES

         In order to qualify for federal income tax treatment as a regulated investment company under Subchapter M of the IRC for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or options thereon, and certain other related income); (b) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities).

         Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under the provisions of the IRC as amended. For purposes of the IRC, each Fund is regarded as a separate regulated investment company. If any Fund qualifies as a "regulated investment company" and complies with distribution requirements applicable to regulated investment companies, the Fund will be relieved of federal income tax on the income and capital gains distributed to shareholders.


         Dividends declared from a Fund's net investment income, including its net realized short-term capital gains in excess of its net realized long-term capital losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Fund complies with certain requirements, some or all of the dividends paid out of the Fund's income from dividends paid by domestic corporations received by the Fund's corporate shareholders may qualify for the 70% dividends received deduction available to corporations. Dividends paid by the Income Funds, the Global Financial Services Fund and the International Growth Fund are not expected to be eligible for dividends received deductions.


         Distributions declared from a Fund's realized net capital gain (realized net capital gains from the sale of assets held for more than 12 months in excess of realized net short-term capital losses) and designated by the Fund as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as capital gain without regard to the length of time a shareholder has held stock of the Fund and regardless of whether paid in cash or additional shares. Capital gain dividends received by individuals are taxed at the minimum rate of 20%.

         The Funds may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term gain taxable at the maximum rate of 20% if such shares were held for more than 18 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be long-term capital loss if the shares were held for more than 12 months. A sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distributions with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         In certain circumstances (e.g., an exchange), a shareholder who has held shares in a Fund for not more than 90 days may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon the sale or exchange of shares of the Fund.

         No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.


Tax-Exempt Income Fund

         Dividends derived from interest on Municipal Securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount (whether on taxable or tax-exempt securities) realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to all income distributions made by the Fund during each year. As with shares in all Funds, a sale, exchange or redemption of shares in the Tax-Exempt Income Fund is a taxable event and may result in capital gain or loss. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

         The Tax-Exempt Income Fund declares daily and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Fund on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

         Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The Tax-Exempt Income Fund does not intend to invest more than 20% of its assets in private activity bonds. In addition, a portion of a distribution derived from any tax-exempt interest incurred, whether or not from private activity bonds, will be taken into account in determining the corporate alternative minimum tax. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Fund, is taken into account in determining that portion of Social Security benefits which is taxed.

         All or a portion of the interest incurred by a shareholder to purchase or carry an investment in the Tax-Exempt Income Fund will not be deductible.

         The treatment for state and local tax purposes of distribution from the Tax-Exempt Income Fund representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

FOREIGN INCOME TAXES

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Corporation to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds' assets to be invested within various countries is not known. The Corporation intends to operate so as to obtain treaty-reduced rates of tax where applicable.

         To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may elect to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so.


EXCISE TAX

         The federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet certain specified distribution requirements. Each Fund intends to comply with such distribution requirements and thus does not expect to incur the 4% nondeductible excise tax.

GENERAL

         The foregoing is a general and abbreviated summary of the applicable provisions of the IRC and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent IRC sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Funds and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each account.

         Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

         It is the Corporation's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Fund. The per share dividends and distribution on each class of shares of a Fund will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Fund will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Fund less the applicable expenses of such Fund.

         Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Fund at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Funds will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Funds until the shareholder notifies the Transfer Agent or the Corporation in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.


         Distributions of capital gains from each of the Funds, other than the Money Market Fund, are made at least annually. Dividends from investment income of the Equity Funds (except the Equity Income Fund) and Managed Fund are declared and paid annually. Dividends from investment income on the Equity Income Fund are paid semiannually. Dividends from investment income for the Balanced Fund are paid quarterly. Dividends from investment income for the Income Funds are declared daily and paid monthly. Dividends from investment income and any net realized capital gains for the Money Market Fund are declared daily and reinvested monthly in additional shares of the Money Market Fund at net asset value.


         Although the legal rights of each Class of shares are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class.

                             ADDITIONAL INFORMATION

CAPITAL STOCK


         The authorized capital stock of the Corporation consists of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into 17 series with each series representing a separate Fund. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new Classes will be authorized by the Board from time to time as new Funds with separate investment objectives and policies are established.


         Each Class of shares is entitled to participate in dividends and distributions declared by the respective Funds and in net assets of such Funds upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Fund, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion (except as described above), exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth in the Prospectus. The rights of redemption and conversion rights are described elsewhere herein and in the Prospectus.

VOTING RIGHTS

         Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. The Corporation's shareholders have the right to vote on the election of Directors of the

Corporation and on any and all other matters on which, by law or the provisions of the Corporation's bylaws, they may be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of the Corporation, in which event the holders of the remaining shares are unable to elect any person as a Director.

         On matters relating to all Funds or Classes of shares and affecting all Funds or Class of shares in the same manner, shareholders of all Funds or Classes of shares are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required. Each Class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

         The Corporation and its Funds are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Corporation, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

                            REPORTS TO SHAREHOLDERS

         The Corporation sends to all its shareholders annual and semiannual reports.

                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company whose address is One Heritage Drive, The Joseph Palmer Building, North Quincy, Massachusetts, 02171, has been retained to act as custodian of the assets of the Corporation. The custodian is responsible for safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

         National Financial Data Services, Inc. acts as the Corporation's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts, and DST Systems, Inc. of Kansas City, Missouri.




                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, whose address is 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, has been retained to serve as the Corporation's independent accountants. The independent accountants are responsible for auditing the annual financial statements of the Funds.

                              FINANCIAL STATEMENTS

The Fund's Semi-Annual Report dated June 30, 1998, which was filed with the Securities & Exchange Commission on August 27, 1998 (accession number 0001047469-98-032945), and the Fund's Annual Report dated December 31, 1998, which was filed with the Securities & Exchange Commission on March 2, 1999 (accession number 0001047469-99-008061), are hereby incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                      RATINGS OF CORPORATE DEBT SECURITIES


MOODY'S INVESTORS SERVICE, INC.  (1)

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    ---------------------
    (1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    STANDARD & POOR'S CORPORATION (2)

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB, Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately B, speculative with respect to the issuer's capacity to pay interest and repay principal in
CCC, accordance with the terms of the obligation. BB indicates the lowest degree of
CC speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    ----------------------
    (2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

    DESCRIPTION OF MUNICIPAL SECURITIES

         Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.

         New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

         Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings.

    Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

FLOATING RATE AND VARIABLE RATE SECURITIES

         The Tax-Exempt Income Fund may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

         (a) (i) Registrant's Charter [Articles of Incorporation], filed as Exhibit (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097), is incorporated.


                  (ii) Amendments to Charter [Articles of Incorporation], filed as Exhibit (a)(ii) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097), is incorporated.

         (b) (i) By-Laws, filed as Exhibit (b)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097), is incorporated.

                  (ii) Amendment to By-Laws, filed as Exhibit (b)(ii) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097), is incorporated.

         (c)      Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097).


         (d)      (i)     Investment  Adviser's Agreement between Registrant and
                          Enterprise Capital Management, Inc. ("Enterprise
                          Capital"). Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's
                          Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ii) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 3, 1999.

                  (iii) Fund Manager's Agreement Between The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (iv) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and OpCap Advisors, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (v) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (vi) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Provident Investment Counsel, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (vii) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (viii) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ix) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Vontobel USA Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (x) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xi) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Funds Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xii) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xiii) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (xiv) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser, filed as Exhibit
                          (d)(xiv) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097), is incorporated.

                  (xv) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit
                          (d)(xv) to Post-Effective Amendment No. 55 dated
                          June 30, 1999 (File No. 2-28097), is incorporated.

                  (xvi) Fund Manager's Agreement between The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit
                          (d)(xvi) to Post-Effective Amendment No. 55 dated June 30, 1999 (File No. 2-28097), is incorporated.

         (e)      (i)     General Distributor's Agreement, filed as Exhibit
                          (e)(i) to Post-Effective Amendment No. 55 dated
                          June 30, 1999, to Registration Statement on Form N-1A
                          (File No. 2-28097), is incorporated.

                  (ii) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


         (f)      Not applicable.

         (g) Form of Custodian Contract, filed as Exhibit (g) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (File No. 2-28097), is incorporated.


         (h)      Not applicable.


         (i) Opinion and Consent of Counsel, filed as Exhibit (i) to Post-Effective Amendment No. 55, dated June 30, 1999, to Registration Statement on Form N-1A (Reg. No. 2-28097), is incorporated.

         (j) Consent of PricewaterhouseCoopers LLP filed as Exhibit (j) to Post-Effective Amendment No. 55, dated June 30, 1999, to Registration Statement on Form N-1A (Reg. No. 2-28097), is incorporated.


         (k)      Not applicable.

         (l)      Not applicable.

         (m) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

         (n)      Not applicable.



         (o)      (i)   18f-3 Plan. Incorporated herein by reference to
                        Post-Effective Amendment No. 53 to Registrant's
                        Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (ii)  Powers of Attorney. Incorporated
                        herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

Item 24. Persons Controlled By or Under Common Control with Registrant.

         There are no persons controlled by or under common control with Registrant.

Item 25. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

         See "Management of The Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information for information regarding the business and other connections of the Investment Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of Post-Effective Amendment to the Registrant's Registration Statement and to the registration of Form ADV (File No. 801-27181) of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.

         Montag & Caldwell, Inc., Retirement System Investors Inc., OpCap Advisors, 1740 Advisers, Inc., Provident Investment Counsel, Inc., Fred Alger Management, Inc. William D. Witter, Inc., GAMCO Investors, Inc., Vontobel USA Inc., Sanford C. Bernstein & Co., Inc., TCW Funds Management, Inc., Caywood-Scholl Capital Management, and MBIA Capital Management Corp.; the Fund Managers of certain of the Funds of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Fund Managers, and other required information:

                                                                       File No.
                                                                       --------
         Montag & Caldwell, Inc.                                       801-15398
         Retirement System Investors Inc.                              801-36893
         OpCap Advisors                                                801-27180
         1740 Advisers, Inc.                                           801-08176
         Provident Investment Counsel, Inc.                            801-30020
         Fred Alger Management, Inc.                                   801-06709
         William D. Witter, Inc.                                       801-12695
         GAMCO Investors, Inc.                                         801-14132
         Vontobel USA Inc.                                             801-34910
         Sanford C. Bernstein & Co., Inc.                              801-10488
         TCW Funds Management, Inc.                                    801-29075
         Caywood-Scholl Capital Management                             801-26996
         MBIA Capital Management Corp.                                 801-46649

Item 27. Principal Underwriters.

         (a) Enterprise Fund Distributors, Inc. is the principal underwriter of the Funds' shares.

         (b) The information contained in the registration on Form BD of Enterprise Fund

                  Distributor's Inc. (File No. 8-8-815577), filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

         (c)      Inapplicable.

Item 28. Location and Accounts and Records.

Entity                                  Function                                Address
------                                  --------                                -------

The Enterprise Group of                 Registrant                              Atlanta Financial Center
Funds, Inc.                                                                     3343 Peachtree Road, N.E.
                                                                                Suite 450
                                                                                Atlanta, GA 30326


Enterprise Capital                      Investment Adviser                      Same as above.
Management, Inc.


Enterprise Fund Distributors,           Distributor                             Same as above.
Inc.

State Street Bank and Trust             Custodian                               One Heritage Drive
Company                                                                         The Joseph Palmer
                                                                                Building
                                                                                North Quincy, MA 02171

National Financial Data                 Transfer Agent and                      330 W. 9th Street
Services, Inc.                          Dividend Disbursing Agent               Kansas City, MO 64105


The records of the Fund Managers are kept at the following locations:



Growth Fund                             Montag & Caldwell, Inc.
                                        3455 Peachtree Road, N.E.
                                        Suite 1200
                                        Atlanta, GA 30326-3248



Growth & Income Fund                    Retirement Systems Investors Inc.
                                        317 Madison Avenue
                                        New York, NY 10017


Equity Fund                             OpCap Advisors
                                        One World Financial Center
                                        New York, NY 10281

Equity Income Fund                      1740 Advisers, Inc.
                                        1740 Broadway
                                        New York, NY 10019


Capital Appreciation Fund               Provident Investment Counsel, Inc.
                                        300 North Lake Avenue
                                        Pasadena, CA 91101


Multi-Cap Growth Fund                   Fred Alger Management, Inc.
                                        1 World Trade Center
                                        Suite 9333
                                        New York, NY 10048

Small Company Growth Fund               William D. Witter, Inc.
                                        One Citicorp Center
                                        153 East 53rd Street
                                        New York, NY 10022

Small Company Value Fund                GAMCO Investors, Inc.
                                        One Corporate Center
                                        Rye, NY 10580


International Growth Fund               Vontobel USA Inc.
                                        450 Park Avenue
                                        New York, New York 10022

Global Financial Services Fund          Sanford C. Bernstein & Co., Inc.
                                        767 Fifth Avenue
                                        New York, NY 10153-0185

Internet Fund                           Fred Alger Management, Inc.
                                        1 World Trade Center
                                        Suite 9333
                                        New York, New York 10048

Government Securities Fund              TCW Funds Management, Inc.
                                        865 South Figueroa Street, Suite 1800
                                        Los Angeles, CA 90017

High-Yield Bond Fund                    Caywood-Scholl Capital Management
                                        4350 Executive Drive, Suite 125
                                        San Diego, CA 92121

Tax-Exempt Income Fund                  MBIA Capital Management Corp.
                                        113 King Street
                                        Armonk, NY 10504


Balanced Fund                           Montag & Caldwell, Inc.
                                        3455 Peachtree Road, N.E.
                                        Suite 1200
                                        Atlanta, GA 30326-3248


Managed Fund                            OpCap Advisors
                                        One World Financial Center
                                        New York, NY 10281

Money Market Fund                       Enterprise Capital Management, Inc.
                                        Atlanta Financial Center
                                        3343 Peachtree Road, N.E.,
                                        Suite 450
                                        Atlanta, GA 30326

Item 29. Management Services.

         Inapplicable.

Item 30. Undertakings.

         Inapplicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia, on the 30th day of June 1999.


                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ Victor Ugolyn
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated:



/s/ Victor Ugolyn
---------------------------------     Chairman, President and Chief            June 30, 1999
Victor Ugolyn                         Executive Officer

/s/ Phillip G. Goff
---------------------------------     Principal Financial and Accounting       June 30, 1999
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Director                                 June 30, 1999

                *
---------------------------------
Samuel J. Foti                        Director                                 June 30, 1999

                *
---------------------------------
Arthur Howell                         Director                                 June 30, 1999

                *
---------------------------------
Lonnie H. Pope                        Director                                 June 30, 1999

                *
---------------------------------
William A. Mitchell, Jr.              Director                                 June 30, 1999

                *
---------------------------------
Michael I. Roth                       Director                                 June 30, 1999

By: /s/ Catherine R. McClellan
   ------------------------------
         (Attorney-in-Fact)

                                [EXHIBIT INDEX]




    Exhibit                        Description
    Number                         -----------
    ------

(a)(i)          Registrant's Charter (Articles of Incorporation)
(a)(ii)         Amendments to Charter (Articles of Incorporation)
(b)(i)          By-Laws
(b)(ii)         Amendment to By-Laws
(d)(xiv)        Fund Manager's Agreement between The Enterprise
                Group of Funds, Inc., Enterprise Capital, and
                Fred Alger Management, Inc.
(d)(xv)         Fund Manager's Agreement between The Enterprise
                Group of Funds, Inc., Enterprise Capital, and
                Fred Alger Management, Inc.
(d)(xvi)        Fund Manager's Agreement between The Enterprise
                Group of Funds, Inc., Enterprise Capital, and
                Montag & Caldwell, Inc.
(e)(i)          General Distributor's Agreement.
(g)             Form of Custodian Contract.
(i)             Opinion and Consent of Counsel
(j)             Consent of PricewaterhouseCoopers LLP